UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 81121991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2012

1.912885.102

SRQ-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	45,497,124	$ 363,976,994
Eaton Vance Income Fund of Boston - Class A	26,437,583	157,303,617
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	10,441,819	101,285,640
Fidelity Advisor High Income Fund Institutional Class (a)	11,053,856	96,831,775
Fidelity Capital & Income Fund (a)	84,125,698	792,464,079
Fidelity High Income Fund (a)	60,663,947	563,568,068
Hotchkis and Wiley High Yield Fund A	1,438,635	18,270,663
Janus High-Yield Fund Class T	41,230,393	380,556,530
MainStay High Yield Corporate Bond Fund Class A	25,412,039	154,505,198
PIMCO High Yield Fund Administrative Class	36,334,421	348,447,093
T. Rowe Price High Yield Fund Advisor Class	132,407,908	912,290,487
TOTAL FIXED-INCOME FUNDS (Cost $3,681,159,450)		3,889,500,144
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,681,159,450)		3,889,500,144
NET OTHER ASSETS (LIABILITIES) - 0.0%		(731,429)
NET ASSETS - 100%		$ 3,888,768,715
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 119,134,636	$ 4,982,140	$ 26,945,475	$ 4,982,140	$ 101,285,640
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Fund Institutional Class	$ 95,934,593	$ 14,676,201	$ 16,109,037	$ 4,630,360	$ 96,831,775
Fidelity Capital & Income Fund	664,426,704	208,243,921	96,173,454	33,713,433	792,464,079
Fidelity Focused High Income Fund	10,053,758	90,263	10,090,088	88,838	-
Fidelity High Income Fund	430,747,864	166,859,686	49,534,527	23,522,994	563,568,068
Total	$ 1,320,297,555	$ 394,852,211	$ 198,852,581	$ 66,937,765	$ 1,554,149,562
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $3,684,313,440. Net unrealized appreciation aggregated $205,186,704, of which $209,111,790 related to appreciated investment securities and $3,925,086 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to
the general public

November 30, 2012

1.912861.102

SMC-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 35.7%
	Shares	Value
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	104,565	$ 1,093,750
BorgWarner, Inc. (a)	5,750	381,225
Dana Holding Corp.	332,252	4,711,333
Tenneco, Inc. (a)	67,865	2,176,431
TRW Automotive Holdings Corp. (a)	63,905	3,236,149
Visteon Corp. (a)	84,990	4,257,999
		15,856,887
Automobiles - 0.1%
Thor Industries, Inc.	73,600	2,777,664
Distributors - 0.2%
LKQ Corp. (a)	79,464	1,741,851
Pool Corp.	60,047	2,515,369
		4,257,220
Diversified Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	19,807	571,630
Hotels, Restaurants & Leisure - 1.3%
Bloomin' Brands, Inc.	84,650	1,340,010
Choice Hotels International, Inc.	40,991	1,332,208
Darden Restaurants, Inc.	34,698	1,834,830
Domino's Pizza, Inc.	54,336	2,260,378
Dunkin' Brands Group, Inc.	46,055	1,465,470
Hyatt Hotels Corp. Class A (a)	138,608	5,059,192
Interval Leisure Group, Inc.	50,772	956,037
Jack in the Box, Inc. (a)	74,005	2,038,838
Life Time Fitness, Inc. (a)	49,408	2,325,140
Marriott Vacations Worldwide Corp.	52,625	2,095,001
Penn National Gaming, Inc. (a)	60,961	3,098,038
Ryman Hospitality Properties, Inc.	22,465	746,287
Scientific Games Corp. Class A (a)	149,600	1,246,168
Six Flags Entertainment Corp.	28,221	1,735,027
Vail Resorts, Inc.	104,846	5,904,927
Wendy's Co.	174,500	813,170
		34,250,721
Household Durables - 0.7%
D.R. Horton, Inc.	30,470	592,946
Ethan Allen Interiors, Inc.	99,014	2,872,396
Jarden Corp.	32,150	1,701,057
M.D.C. Holdings, Inc.	130,764	4,608,123
Mohawk Industries, Inc. (a)	22,354	1,922,220
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	85,900	$ 1,873,479
NVR, Inc. (a)	1,135	1,021,318
Ryland Group, Inc.	59,709	1,997,266
Toll Brothers, Inc. (a)	11,960	380,806
Tupperware Brands Corp.	10,040	651,094
		17,620,705
Internet & Catalog Retail - 0.0%
Expedia, Inc.	22,300	1,379,478
Leisure Equipment & Products - 0.1%
Brunswick Corp.	125,801	3,241,892
Media - 0.1%
Cablevision Systems Corp. - NY Group Class A	23,440	324,410
Lions Gate Entertainment Corp. (a)	66,275	1,085,585
Regal Entertainment Group Class A	63,890	995,406
		2,405,401
Multiline Retail - 0.1%
Dillard's, Inc. Class A	19,650	1,747,082
Specialty Retail - 2.0%
ANN, Inc. (a)	36,251	1,216,221
DSW, Inc. Class A	59,025	4,015,471
Express, Inc. (a)	34,600	516,578
Five Below, Inc.	35,655	1,324,583
Foot Locker, Inc.	435,337	15,602,478
GNC Holdings, Inc.	154,160	5,415,641
Group 1 Automotive, Inc.	36,476	2,216,282
Monro Muffler Brake, Inc.	47,356	1,519,180
OfficeMax, Inc.	327,600	3,276,000
Pier 1 Imports, Inc.	158,650	3,044,494
RadioShack Corp.	197,900	401,737
Sally Beauty Holdings, Inc. (a)	39,800	1,008,930
Staples, Inc.	57,670	674,739
The Children's Place Retail Stores, Inc. (a)	26,004	1,264,054
The Men's Wearhouse, Inc.	114,250	3,706,270
The Pep Boys - Manny, Moe & Jack	43,400	458,738
Tractor Supply Co.	34,552	3,096,550
Ulta Salon, Cosmetics & Fragrance, Inc.	12,240	1,227,427
Vitamin Shoppe, Inc. (a)	61,918	3,669,261
		53,654,634
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Fifth & Pacific Companies, Inc. (a)	93,130	$ 1,122,217
Hanesbrands, Inc. (a)	27,330	986,613
PVH Corp.	77,724	8,906,393
Steven Madden Ltd. (a)	45,845	2,040,561
Under Armour, Inc. Class A (sub. vtg.) (a)	34,102	1,767,507
Warnaco Group, Inc. (a)	38,612	2,775,817
		17,599,108
TOTAL CONSUMER DISCRETIONARY		155,362,422
CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Coca-Cola Enterprises, Inc.	52,925	1,650,202
Constellation Brands, Inc. Class A (sub. vtg.) (a)	39,180	1,405,778
		3,055,980
Food & Staples Retailing - 0.3%
Casey's General Stores, Inc.	61,115	3,019,081
Fresh Market, Inc. (a)	17,464	905,159
Harris Teeter Supermarkets, Inc.	41,533	1,577,839
United Natural Foods, Inc. (a)	37,563	1,944,637
		7,446,716
Food Products - 0.5%
Annie's, Inc.	18,715	671,307
B&G Foods, Inc. Class A	71,378	2,082,810
Hain Celestial Group, Inc. (a)	46,892	2,826,181
Hillshire Brands Co.	12,510	348,404
Lancaster Colony Corp.	32,855	2,488,438
The J.M. Smucker Co.	45,550	4,029,353
WhiteWave Foods Co.	29,685	450,321
		12,896,814
Household Products - 0.0%
Energizer Holdings, Inc.	6,730	536,785
Personal Products - 0.2%
Herbalife Ltd.	49,825	2,290,455
Nu Skin Enterprises, Inc. Class A	33,285	1,511,139
		3,801,594
TOTAL CONSUMER STAPLES		27,737,889
Common Stocks - continued
	Shares	Value
ENERGY - 2.2%
Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc. (a)	41,516	$ 1,909,736
Dresser-Rand Group, Inc. (a)	40,305	2,128,507
Dril-Quip, Inc. (a)	30,085	2,117,081
Forum Energy Technologies, Inc.	23,740	599,198
Geospace Technologies Corp. (a)	5,120	389,990
ION Geophysical Corp. (a)	141,300	842,148
Lufkin Industries, Inc.	25,044	1,371,409
Noble Corp.	76,075	2,623,827
Oil States International, Inc. (a)	26,380	1,865,594
Pacific Drilling SA (a)	39,300	373,350
Patterson-UTI Energy, Inc.	70,040	1,243,910
SEACOR Holdings, Inc. (a)	32,970	2,987,082
TETRA Technologies, Inc. (a)	171,100	1,197,700
Tidewater, Inc.	11,530	517,236
		20,166,768
Oil, Gas & Consumable Fuels - 1.4%
Berry Petroleum Co. Class A	60,657	1,887,039
Concho Resources, Inc. (a)	4,690	376,419
Diamondback Energy, Inc.	22,340	402,120
Energen Corp.	174,381	7,765,186
Energy XXI (Bermuda) Ltd.	36,665	1,161,547
HollyFrontier Corp.	97,250	4,408,343
Kodiak Oil & Gas Corp. (a)	55,988	480,377
Magnum Hunter Resources Corp. warrants 10/14/13 (a)	46,940	1,174
Oasis Petroleum, Inc. (a)	71,712	2,167,137
Peabody Energy Corp.	87,850	2,205,914
Pioneer Natural Resources Co.	39,260	4,200,820
Plains Exploration & Production Co. (a)	156,529	5,588,085
Range Resources Corp.	32,920	2,107,538
Resolute Energy Corp. (a)	134,225	1,146,282
Rosetta Resources, Inc. (a)	28,770	1,292,924
SM Energy Co.	26,075	1,295,667
Western Refining, Inc.	37,410	1,086,761
		37,573,333
TOTAL ENERGY		57,740,101
FINANCIALS - 6.9%
Capital Markets - 0.7%
Affiliated Managers Group, Inc. (a)	33,885	4,366,760
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
FXCM, Inc. Class A	75,450	$ 755,255
Greenhill & Co., Inc.	21,019	998,823
Invesco Ltd.	18,700	467,313
Och-Ziff Capital Management Group LLC Class A	125,775	1,197,378
Raymond James Financial, Inc.	232,298	8,769,250
Stifel Financial Corp. (a)	55,915	1,700,934
Walter Investment Management Corp.	10,220	432,102
		18,687,815
Commercial Banks - 2.2%
BankUnited, Inc.	33,000	775,500
CIT Group, Inc. (a)	130,026	4,817,463
City National Corp.	12,300	598,887
Comerica, Inc.	309,980	9,172,308
East West Bancorp, Inc.	87,314	1,846,691
Fifth Third Bancorp	50,881	744,898
First Niagara Financial Group, Inc.	163,100	1,229,774
FirstMerit Corp.	84,640	1,191,731
Huntington Bancshares, Inc.	676,367	4,159,657
IBERIABANK Corp.	10,480	510,900
Investors Bancorp, Inc.	206,226	3,530,589
KeyCorp	840,391	6,790,359
PrivateBancorp, Inc.	119,700	1,961,883
Prosperity Bancshares, Inc.	130,077	5,350,067
Regions Financial Corp.	1,054,000	7,030,180
SVB Financial Group (a)	33,065	1,825,849
TCF Financial Corp.	123,300	1,464,804
Texas Capital Bancshares, Inc. (a)	50,605	2,279,249
Umpqua Holdings Corp.	103,300	1,204,478
Zions Bancorporation	51,055	1,024,674
		57,509,941
Consumer Finance - 0.3%
DFC Global Corp. (a)	70,380	1,228,131
Discover Financial Services	126,840	5,277,812
SLM Corp.	101,975	1,687,686
		8,193,629
Diversified Financial Services - 0.2%
Interactive Brokers Group, Inc.	53,840	823,214
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Leucadia National Corp.	193,020	$ 4,275,393
The NASDAQ Stock Market, Inc.	33,540	812,674
		5,911,281
Insurance - 1.4%
Axis Capital Holdings Ltd.	44,400	1,597,068
Brown & Brown, Inc.	86,022	2,308,830
Fidelity National Financial, Inc. Class A	170,650	4,131,437
HCC Insurance Holdings, Inc.	146,130	5,389,274
Lincoln National Corp.	276,125	6,820,288
Platinum Underwriters Holdings Ltd.	8,700	387,324
Reinsurance Group of America, Inc.	25,170	1,288,704
Validus Holdings Ltd.	168,650	5,980,329
W.R. Berkley Corp.	79,939	3,177,575
White Mountains Insurance Group Ltd.	9,775	5,036,667
		36,117,496
Real Estate Investment Trusts - 1.8%
American Campus Communities, Inc.	28,140	1,232,532
American Capital Mortgage Investment Corp.	38,460	982,268
BioMed Realty Trust, Inc.	245,150	4,724,041
Brandywine Realty Trust (SBI)	450,300	5,372,079
CBL & Associates Properties, Inc.	229,575	5,167,733
Colonial Properties Trust (SBI)	90,800	1,852,320
Douglas Emmett, Inc.	78,150	1,774,787
DuPont Fabros Technology, Inc.	121,875	2,814,094
Equity Lifestyle Properties, Inc.	8,640	567,130
Extra Space Storage, Inc.	30,540	1,073,481
Home Properties, Inc.	19,650	1,157,189
Kilroy Realty Corp.	116,025	5,232,728
Plum Creek Timber Co., Inc.	149,018	6,385,421
Post Properties, Inc.	18,320	900,062
Redwood Trust, Inc.	32,600	545,072
SL Green Realty Corp.	37,110	2,797,352
Sovran Self Storage, Inc.	18,910	1,168,449
Tanger Factory Outlet Centers, Inc.	29,610	973,577
Taubman Centers, Inc.	12,320	954,430
Two Harbors Investment Corp.	113,655	1,286,575
		46,961,320
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	90,131	$ 2,691,312
Jones Lang LaSalle, Inc.	13,365	1,096,064
		3,787,376
Thrifts & Mortgage Finance - 0.1%
EverBank Financial Corp.	163,075	2,410,249
Northwest Bancshares, Inc.	83,219	992,803
		3,403,052
TOTAL FINANCIALS		180,571,910
HEALTH CARE - 3.7%
Biotechnology - 0.9%
Acorda Therapeutics, Inc. (a)	68,645	1,728,481
Alkermes PLC (a)	46,590	899,653
Amarin Corp. PLC ADR (a)	146,802	1,821,813
BioMarin Pharmaceutical, Inc. (a)	65,808	3,198,269
Cepheid, Inc. (a)	15,815	512,722
Cubist Pharmaceuticals, Inc. (a)	16,235	659,303
Genomic Health, Inc. (a)	15,090	417,389
Incyte Corp. (a)	123,370	2,171,312
Medivation, Inc. (a)	25,490	1,329,304
Merrimack Pharmaceuticals, Inc.	71,020	507,083
Myriad Genetics, Inc. (a)	84,873	2,437,553
Onyx Pharmaceuticals, Inc. (a)	20,140	1,519,966
Pharmacyclics, Inc. (a)	15,635	829,437
Seattle Genetics, Inc. (a)	83,343	2,109,411
Spectrum Pharmaceuticals, Inc. (a)	12,100	143,264
Synageva BioPharma Corp. (a)	10,390	508,383
Synta Pharmaceuticals Corp. (a)	36,520	294,716
Theravance, Inc. (a)	26,140	587,627
United Therapeutics Corp. (a)	39,189	2,059,382
		23,735,068
Health Care Equipment & Supplies - 0.9%
Abiomed, Inc. (a)	14,620	195,177
Align Technology, Inc. (a)	33,265	911,128
EnteroMedics, Inc. (a)	107,920	334,552
HeartWare International, Inc. (a)	6,162	507,194
Insulet Corp. (a)	124,167	2,725,466
Mako Surgical Corp. (a)	24,050	331,890
Masimo Corp.	72,736	1,507,090
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc.	57,086	$ 1,143,433
NuVasive, Inc. (a)	103,657	1,505,100
NxStage Medical, Inc. (a)	45,980	552,680
Sirona Dental Systems, Inc. (a)	142,049	8,893,688
Steris Corp.	53,708	1,835,202
Symmetry Medical, Inc. (a)	69,555	678,161
Teleflex, Inc.	2,790	193,068
Thoratec Corp. (a)	75,076	2,792,827
Volcano Corp. (a)	34,029	927,631
		25,034,287
Health Care Providers & Services - 0.8%
Catamaran Corp. (United States) (a)	34,204	1,665,393
Centene Corp. (a)	71,508	3,139,916
Chemed Corp.	47,141	3,209,359
Health Management Associates, Inc. Class A (a)	178,089	1,415,808
HMS Holdings Corp. (a)	89,998	2,085,254
MEDNAX, Inc. (a)	29,542	2,333,818
Team Health Holdings, Inc. (a)	46,007	1,287,736
Universal American Spin Corp.	237,820	1,971,528
Universal Health Services, Inc. Class B	35,262	1,589,258
VCA Antech, Inc. (a)	59,802	1,242,686
Wellcare Health Plans, Inc. (a)	10,830	522,764
		20,463,520
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	75,800	842,896
Computer Programs & Systems, Inc.	12,355	618,615
Greenway Medical Technologies	49,845	968,987
		2,430,498
Life Sciences Tools & Services - 0.8%
Affymetrix, Inc. (a)	140,600	468,198
Bruker BioSciences Corp. (a)	73,570	1,074,122
Cambrex Corp. (a)	64,719	709,967
Charles River Laboratories International, Inc. (a)	136,575	5,240,383
Covance, Inc. (a)	15,135	862,846
Illumina, Inc. (a)	7,420	398,528
PAREXEL International Corp. (a)	85,923	2,774,454
PerkinElmer, Inc.	236,320	7,479,528
Techne Corp.	29,983	2,125,795
		21,133,821
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Hospira, Inc. (a)	10,420	$ 310,516
Jazz Pharmaceuticals PLC (a)	44,300	2,386,884
Questcor Pharmaceuticals, Inc.	25,945	673,273
Salix Pharmaceuticals Ltd. (a)	52,417	2,246,068
		5,616,741
TOTAL HEALTH CARE		98,413,935
INDUSTRIALS - 5.4%
Aerospace & Defense - 0.8%
AeroVironment, Inc. (a)	23,520	480,043
BE Aerospace, Inc. (a)	17,410	824,538
Esterline Technologies Corp. (a)	24,638	1,506,367
Hexcel Corp. (a)	87,289	2,256,421
Spirit AeroSystems Holdings, Inc. Class A (a)	187,096	2,946,762
Teledyne Technologies, Inc. (a)	21,800	1,373,400
Textron, Inc.	50,800	1,193,292
TransDigm Group, Inc.	22,879	3,112,002
Triumph Group, Inc.	124,640	8,177,630
		21,870,455
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (a)	106,110	4,592,441
Forward Air Corp.	52,989	1,761,884
Hub Group, Inc. Class A (a)	59,000	1,909,830
		8,264,155
Airlines - 0.1%
Copa Holdings SA Class A	10,900	1,033,756
US Airways Group, Inc. (a)	76,935	991,692
		2,025,448
Building Products - 0.3%
A.O. Smith Corp.	55,785	3,511,666
Armstrong World Industries, Inc.	18,045	911,453
Fortune Brands Home & Security, Inc. (a)	20,210	606,098
Owens Corning (a)	87,070	3,010,881
		8,040,098
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	61,500	2,057,175
Clean Harbors, Inc. (a)	17,606	1,008,472
Corrections Corp. of America	77,630	2,631,657
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Covanta Holding Corp.	87,600	$ 1,653,888
Multi-Color Corp.	7,170	161,182
Tetra Tech, Inc. (a)	86,603	2,230,893
United Stationers, Inc.	43,350	1,330,412
Waste Connections, Inc.	53,260	1,753,319
		12,826,998
Construction & Engineering - 0.3%
EMCOR Group, Inc.	58,450	1,920,083
KBR, Inc.	148,055	4,115,929
URS Corp.	35,275	1,329,162
		7,365,174
Electrical Equipment - 0.4%
Acuity Brands, Inc.	33,029	2,184,868
AMETEK, Inc.	18,815	702,364
Encore Wire Corp.	129,099	4,045,963
Regal-Beloit Corp.	42,540	2,967,165
		9,900,360
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	18,450	1,045,562
Machinery - 1.5%
Actuant Corp. Class A	59,332	1,706,982
AGCO Corp. (a)	39,150	1,806,773
Barnes Group, Inc.	30,123	635,294
Colfax Corp. (a)	24,580	958,374
Crane Co.	41,293	1,752,475
ESCO Technologies, Inc.	38,200	1,401,940
Flowserve Corp.	4,730	655,342
IDEX Corp.	10,500	471,975
ITT Corp.	54,100	1,210,217
Lincoln Electric Holdings, Inc.	51,209	2,432,940
Lindsay Corp.	49,242	3,894,550
Manitowoc Co., Inc.	62,500	937,500
Navistar International Corp. (a)	39,000	795,990
Nordson Corp.	16,890	1,033,499
RBC Bearings, Inc. (a)	32,453	1,511,985
Snap-On, Inc.	30,650	2,434,836
SPX Corp.	21,236	1,446,596
Trinity Industries, Inc.	258,365	8,208,256
Twin Disc, Inc.	37,700	643,162
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
WABCO Holdings, Inc. (a)	33,292	$ 2,065,769
Wabtec Corp.	28,521	2,413,447
		38,417,902
Marine - 0.0%
Danaos Corp. (a)	77,333	213,439
Professional Services - 0.0%
FTI Consulting, Inc. (a)	23,800	735,658
Road & Rail - 0.6%
AMERCO	25,535	3,064,455
Avis Budget Group, Inc. (a)	61,795	1,170,397
Genesee & Wyoming, Inc. Class A (a)	32,163	2,346,291
Hertz Global Holdings, Inc. (a)	182,625	2,856,255
Ryder System, Inc.	144,675	6,809,852
		16,247,250
Trading Companies & Distributors - 0.5%
Rush Enterprises, Inc. Class A (a)	54,990	1,053,059
United Rentals, Inc. (a)	181,800	7,550,154
Watsco, Inc.	29,419	2,109,048
WESCO International, Inc. (a)	47,890	3,096,089
		13,808,350
TOTAL INDUSTRIALS		140,760,849
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.6%
Acme Packet, Inc. (a)	23,340	465,633
ADTRAN, Inc.	25,370	498,267
Arris Group, Inc. (a)	109,200	1,525,524
Brocade Communications Systems, Inc. (a)	266,600	1,514,288
Ciena Corp. (a)	110,464	1,643,704
Finisar Corp. (a)	154,970	2,102,943
Infinera Corp. (a)	148,700	829,746
Juniper Networks, Inc. (a)	35,840	644,403
NETGEAR, Inc. (a)	69,908	2,436,993
Procera Networks, Inc. (a)	31,805	656,773
Riverbed Technology, Inc. (a)	190,050	3,401,895
Ruckus Wireless, Inc.	25,945	343,512
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sierra Wireless, Inc. (a)	7,400	$ 57,212
Sierra Wireless, Inc. (United States) (a)	72,000	557,280
		16,678,173
Computers & Peripherals - 0.1%
3D Systems Corp. (a)	25,220	1,127,586
NCR Corp. (a)	37,970	908,622
Silicon Graphics International Corp. (a)	112,160	941,022
		2,977,230
Electronic Equipment & Components - 1.1%
Avnet, Inc. (a)	143,435	4,201,211
Cognex Corp.	47,479	1,700,698
CTS Corp.	64,800	574,128
Dolby Laboratories, Inc. Class A (a)	30,000	1,001,100
Fabrinet (a)	59,620	740,480
FEI Co.	66,075	3,636,107
IPG Photonics Corp. (a)	15,806	934,135
Itron, Inc. (a)	30,800	1,349,040
Littelfuse, Inc.	35,698	2,060,132
Mercury Systems, Inc. (a)	56,300	494,877
Molex, Inc. Class A (non-vtg.)	174,715	3,793,063
National Instruments Corp.	72,997	1,775,287
Plexus Corp. (a)	80,480	1,863,112
SYNNEX Corp. (a)	52,406	1,730,446
Tech Data Corp. (a)	44,573	1,968,789
Trimble Navigation Ltd. (a)	19,528	1,086,538
Universal Display Corp. (a)	25,920	618,970
		29,528,113
Internet Software & Services - 0.9%
Ancestry.com, Inc. (a)	41,590	1,314,244
Cornerstone OnDemand, Inc. (a)	54,375	1,524,675
CoStar Group, Inc. (a)	41,170	3,576,026
DealerTrack Holdings, Inc. (a)	112,832	3,034,052
Digital River, Inc. (a)	85,800	1,253,538
ExactTarget, Inc.	66,655	1,373,760
IAC/InterActiveCorp	20,698	975,911
Keynote Systems, Inc.	25,100	341,611
OpenTable, Inc. (a)	24,458	1,097,920
Responsys, Inc. (a)	38,140	248,673
SPS Commerce, Inc. (a)	46,019	1,696,260
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Trulia, Inc.	36,360	$ 646,481
ValueClick, Inc. (a)	286,847	5,412,803
		22,495,954
IT Services - 0.8%
Acxiom Corp. (a)	86,900	1,537,261
Alliance Data Systems Corp. (a)	31,735	4,521,920
Convergys Corp.	93,400	1,457,974
CoreLogic, Inc. (a)	80,800	2,087,872
DST Systems, Inc.	26,500	1,527,460
ExlService Holdings, Inc. (a)	18,540	497,799
Fidelity National Information Services, Inc.	104,025	3,755,303
Gartner, Inc. Class A (a)	32,560	1,558,973
Genpact Ltd.	38,600	619,530
Global Payments, Inc.	14,500	636,695
InterXion Holding N.V. (a)	51,285	1,113,397
Lender Processing Services, Inc.	71,800	1,784,230
Sapient Corp. (a)	43,380	459,394
		21,557,808
Semiconductors & Semiconductor Equipment - 1.3%
Ceva, Inc. (a)	34,800	525,828
Cirrus Logic, Inc. (a)	9,170	287,204
Cymer, Inc. (a)	38,304	3,359,261
Ezchip Semiconductor Ltd. (a)	23,720	899,225
FormFactor, Inc. (a)	99,000	438,570
Freescale Semiconductor Holdings I Ltd. (a)	67,850	628,291
Lam Research Corp. (a)	40,747	1,431,035
M/A-COM Technology Solutions, Inc.	18,430	260,232
Mellanox Technologies Ltd. (a)	15,696	1,143,924
Microsemi Corp. (a)	94,616	1,810,950
MKS Instruments, Inc.	62,561	1,517,104
Monolithic Power Systems, Inc. (a)	24,310	514,400
NXP Semiconductors NV (a)	156,650	3,834,792
ON Semiconductor Corp. (a)	134,676	892,902
Peregrine Semiconductor Corp.	38,290	648,250
Power Integrations, Inc.	49,168	1,529,616
Rambus, Inc. (a)	100,900	493,401
Rudolph Technologies, Inc. (a)	171,250	1,894,025
Semtech Corp. (a)	72,068	1,971,060
Skyworks Solutions, Inc. (a)	223,586	5,064,223
Spansion, Inc. Class A	72,200	846,184
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Teradyne, Inc. (a)	122,240	$ 1,911,834
Ultratech, Inc. (a)	34,200	1,122,444
		33,024,755
Software - 2.1%
Accelrys, Inc. (a)	97,600	859,856
Allot Communications Ltd. (a)	14,600	318,864
ANSYS, Inc. (a)	33,889	2,247,857
Aspen Technology, Inc. (a)	193,028	5,016,798
BMC Software, Inc. (a)	11,080	453,837
Bottomline Technologies, Inc. (a)	23,560	577,456
BroadSoft, Inc. (a)	31,810	1,006,150
Cadence Design Systems, Inc. (a)	689,025	8,771,288
Check Point Software Technologies Ltd. (a)	9,100	420,147
CommVault Systems, Inc. (a)	33,311	2,210,518
Comverse Technology, Inc.	104,700	372,732
Comverse, Inc.	10,470	301,222
Eloqua, Inc.	47,270	853,224
FactSet Research Systems, Inc.	9,155	845,830
Fair Isaac Corp.	57,050	2,442,881
Fortinet, Inc. (a)	62,092	1,240,598
Informatica Corp. (a)	63,198	1,698,130
Interactive Intelligence Group, Inc. (a)	46,425	1,491,171
Manhattan Associates, Inc. (a)	84,452	4,834,032
MICROS Systems, Inc. (a)	70,156	3,048,980
MicroStrategy, Inc. Class A (a)	14,746	1,304,874
NICE Systems Ltd. sponsored ADR (a)	31,548	1,065,691
Opnet Technologies, Inc.	9,200	382,168
Parametric Technology Corp. (a)	71,246	1,442,019
QLIK Technologies, Inc. (a)	51,504	998,148
Rovi Corp. (a)	75,650	1,160,471
SeaChange International, Inc. (a)	81,817	756,807
SolarWinds, Inc. (a)	87,137	4,882,286
Sourcefire, Inc. (a)	28,050	1,380,902
Tangoe, Inc. (a)	68,190	889,198
Verint Systems, Inc. (a)	53,200	1,477,364
Websense, Inc. (a)	71,462	997,610
		55,749,109
TOTAL INFORMATION TECHNOLOGY		182,011,142
Common Stocks - continued
	Shares	Value
MATERIALS - 2.3%
Chemicals - 1.0%
Albemarle Corp.	9,530	$ 569,799
Ashland, Inc.	47,615	3,376,856
Cabot Corp.	100,660	3,797,902
Chemtura Corp. (a)	81,100	1,647,952
Cytec Industries, Inc.	39,050	2,680,392
Innophos Holdings, Inc.	11,210	537,071
Innospec, Inc.	14,180	451,349
Intrepid Potash, Inc.	186,470	3,968,082
Minerals Technologies, Inc.	10,700	791,800
Olin Corp.	93,522	1,938,711
PolyOne Corp.	80,770	1,626,708
Rockwood Holdings, Inc.	71,025	3,257,917
Valspar Corp.	15,350	963,673
		25,608,212
Construction Materials - 0.1%
Eagle Materials, Inc.	11,090	590,210
Martin Marietta Materials, Inc.	29,482	2,653,380
		3,243,590
Containers & Packaging - 0.4%
Aptargroup, Inc.	14,810	705,993
Ball Corp.	12,650	565,329
Bemis Co., Inc.	30,400	1,021,440
Berry Plastics Group, Inc.	50,220	748,780
Boise, Inc.	369,850	3,032,770
Crown Holdings, Inc. (a)	48,900	1,826,415
Rock-Tenn Co. Class A	6,340	412,354
Sealed Air Corp.	82,100	1,380,922
Silgan Holdings, Inc.	35,454	1,576,994
		11,270,997
Metals & Mining - 0.7%
Allegheny Technologies, Inc.	105,650	2,765,917
Allied Nevada Gold Corp. (a)	20,262	659,528
AuRico Gold, Inc. (a)	77,006	606,807
Carpenter Technology Corp.	39,686	1,923,184
Detour Gold Corp. (a)	24,046	595,492
Globe Specialty Metals, Inc.	38,080	527,789
Kaiser Aluminum Corp.	150,354	9,152,048
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Royal Gold, Inc.	3,570	$ 288,313
Schnitzer Steel Industries, Inc. Class A	71,915	2,027,284
		18,546,362
Paper & Forest Products - 0.1%
Resolute Forest Products (a)	78,250	916,308
TOTAL MATERIALS		59,585,469
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc.	7,590	160,453
Frontier Communications Corp.	57,190	275,084
		435,537
Wireless Telecommunication Services - 0.2%
Clearwire Corp. Class A (a)	9,940	23,061
MetroPCS Communications, Inc. (a)	9,810	104,477
SBA Communications Corp. Class A (a)	81,725	5,624,315
		5,751,853
TOTAL TELECOMMUNICATION SERVICES		6,187,390
UTILITIES - 1.1%
Electric Utilities - 0.5%
Cleco Corp.	106,575	4,293,907
ITC Holdings Corp.	56,525	4,440,039
OGE Energy Corp.	14,290	816,388
PNM Resources, Inc.	99,825	2,109,302
Portland General Electric Co.	23,060	623,312
UIL Holdings Corp.	17,870	640,997
		12,923,945
Gas Utilities - 0.0%
Atmos Energy Corp.	20,180	706,502
Independent Power Producers & Energy Traders - 0.1%
GenOn Energy, Inc. (a)	430,900	1,098,795
Ormat Technologies, Inc.	57,400	1,057,308
		2,156,103
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.4%
CMS Energy Corp.	218,225	$ 5,331,237
NiSource, Inc.	231,450	5,594,147
		10,925,384
Water Utilities - 0.1%
American Water Works Co., Inc.	64,090	2,446,315
TOTAL UTILITIES		29,158,249
TOTAL COMMON STOCKS (Cost $828,427,365)		937,529,356
Equity Funds - 53.3%

Mid-Cap Blend Funds - 3.4%
FMI Common Stock Fund	3,826,124	90,258,238
Mid-Cap Growth Funds - 3.6%
Champlain Mid Cap Fund	3,091,626	37,285,007
Royce Premier Fund	2,550,891	50,941,300
RS Select Growth Fund A (a)	169,647	6,083,538
TOTAL MID-CAP GROWTH FUNDS		94,309,845
Sector Funds - 2.0%
Fidelity Advisor Real Estate Fund Institutional Class (c)	1,793,525	34,884,066
John Hancock Regional Bank Fund Class A	1,179,380	17,112,801
TOTAL SECTOR FUNDS		51,996,867
Small Blend Funds - 14.8%
Dreyfus Advantage Funds, Inc.	608,547	16,004,779
Natixis Vaughan Nelson Small Cap Value Fund Class A	1,636,216	31,971,662
Perritt Micro Cap Opportunities Fund (a)	160,059	4,311,981
Royce Low Priced Stock Fund Service Class	262	3,803
Royce Micro-Cap Fund Service Class	1,079,647	16,129,922
RS Partners Fund Class A	1,560,923	53,695,747
SouthernSun Small Cap Investor Fund	424,866	9,678,444
T. Rowe Price Small-Cap Value Fund	2,055,998	79,690,471
Vanguard Small-Cap ETF	1,821,400	145,675,572
Wells Fargo Small Cap Value Fund Class A	959,396	30,882,943
TOTAL SMALL BLEND FUNDS		388,045,324
Equity Funds - continued
	Shares	Value
Small Growth Funds - 20.9%
Artisan Small Cap Fund Investor Shares (a)	3,166,351	$ 63,580,332
Aston/TAMRO Small Cap Fund Class N	3,058,056	62,384,350
Baron Small Cap Fund	1,369,390	35,111,168
Brown Capital Management Small Company Fund - Investor Shares (a)	1,325,174	66,311,691
Buffalo Small Cap Fund	2,162,768	62,309,352
Champlain Small Company Fund Advisor Class	6,384,243	96,146,699
JPMorgan Small Cap Equity Fund Class A	39	1,489
MFS New Discovery Fund A Shares	2,734,609	56,032,134
RS Small Cap Growth Fund Class A (a)	2,278,444	105,583,111
William Blair Small Cap Growth Fund Class N (a)	51,140	1,183,889
TOTAL SMALL GROWTH FUNDS		548,644,215
Small Value Funds - 8.6%
Fidelity Small Cap Value Fund (c)	3,290,830	51,501,487
Goldman Sachs Small Cap Value Fund Class A	2,357,637	103,311,661
Guggenheim Mid Cap Value Fund Class A	36,822	1,228,395
Hennessy Small Cap Financial Fund Investor Class Shares (a)	850,075	16,525,459
iShares Russell 2000 Value Index ETF	377,000	27,596,400
Royce Opportunity Fund Service Class	2,357,566	27,536,372
TOTAL SMALL VALUE FUNDS		227,699,774
TOTAL EQUITY FUNDS (Cost $1,141,236,820)		1,400,954,263
Money Market Funds - 10.4%

Fidelity Institutional Money Market Portfolio Class I (c)	5	5
SSgA US Treasury Money Market Fund, 0% (b)	274,322,094	274,322,094
TOTAL MONEY MARKET FUNDS (Cost $274,322,099)		274,322,099
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $2,243,986,284)		2,612,805,718
NET OTHER ASSETS (LIABILITIES) - 0.6%		15,197,242
NET ASSETS - 100%		$ 2,628,002,960
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,220 CME E-mini S&P MidCap 400 Index Contracts	Dec. 2012	$ 121,926,800	$ 627,864
1,428 NYFE Russell 2000 Mini Index Contracts	Dec. 2012	117,195,960	(1,520,756)
TOTAL EQUITY INDEX CONTRACTS		$ 239,122,760	$ (892,892)
The face value of futures purchased as a percentage of net assets is 9.1%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 60,380,545	$ -	$ 30,000,000	$ 440,344	$ 34,884,066
Fidelity Institutional Money Market Portfolio Class I	5	-	-	-	5
Fidelity Small Cap Value Fund	34,677,674	15,000,000	-	82,271	51,501,487
Total	$ 95,058,224	$ 15,000,000	$ 30,000,000	$ 522,615	$ 86,385,558
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $2,247,411,482. Net unrealized appreciation aggregated $365,394,236, of which $410,092,428 related to appreciated investment securities and $44,698,192 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® U.S. Opportunity
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2012

1.912877.102

SUO-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 17.9%
American Century Equity Growth Fund	225,694	$ 5,515,971
Fidelity Advisor Diversified Stock Fund Institutional Class (c)	9,325,402	164,593,353
Fidelity Advisor Mega Cap Stock Fund Institutional Class (c)	10,948,855	129,086,995
Fidelity Growth & Income Portfolio (c)	2,682,089	56,457,977
Fidelity Large Cap Core Enhanced Index Fund (c)	6,726,049	68,269,396
Fidelity Mega Cap Stock Fund (c)	573,461	6,784,041
iShares S&P 100 Index ETF	730,500	47,445,975
Oakmark Fund Class I	411,733	20,286,101
Oakmark Select Fund Class I	1,740,251	56,871,400
The Yacktman Fund Service Class	4,349,826	83,212,173
Vanguard Dividend Appreciation ETF	1,800	107,604
TOTAL LARGE BLEND FUNDS		638,630,986
Large Growth Funds - 1.1%
PowerShares QQQ Trust ETF	588,500	38,723,300
Large Value Funds - 5.4%
American Century Equity Income Fund Investor Class	35,866	283,340
American Century Income & Growth Fund Investor Class	524,046	14,275,006
BlackRock Equity Dividend Fund Investor A Class	2,695,638	53,535,378
Fidelity Advisor Equity Income Fund Institutional Class (c)	2,426,610	63,965,433
JPMorgan Value Advantage Fund Select Class	1,030,437	21,876,188
SPDR Dow Jones Industrial Average ETF	279,451	36,356,575
TOTAL LARGE VALUE FUNDS		190,291,920
Mid-Cap Value Funds - 0.5%
JPMorgan Mid Capital Value Fund Select Class	626,607	17,626,458
Sector Funds - 73.9%
Consumer Discretionary Select Sector SPDR ETF	1,035,400	49,212,562
Consumer Staples Select Sector SPDR ETF	10,700	385,628
Davis Financial Fund Class A	458,208	13,883,697
Energy Select Sector SPDR ETF	139,600	9,922,768
Fidelity Advisor Consumer Staples Fund Institutional Class (c)	2,333,266	194,547,719
Fidelity Advisor Materials Fund Institutional Class (c)	445,536	31,615,250
Fidelity Advisor Real Estate Fund Institutional Class (c)	87,208	1,696,188
Fidelity Advisor Technology Fund Institutional Class (a)(c)	1,332,714	36,636,296
Fidelity Air Transportation Portfolio (c)	15,366	606,503
Fidelity Banking Portfolio (c)	2,970,626	56,828,068
Fidelity Biotechnology Portfolio (c)	524,200	58,647,530
Fidelity Brokerage & Investment Management Portfolio (c)	385,865	18,922,813
Fidelity Chemicals Portfolio (c)	629,660	73,531,697
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Communications Equipment Portfolio (c)	217,734	$ 4,920,787
Fidelity Computers Portfolio (a)(c)	898,059	54,027,256
Fidelity Construction & Housing Portfolio (c)	459,634	22,306,045
Fidelity Consumer Discretionary Portfolio (c)	2,528,481	71,126,183
Fidelity Consumer Finance Portfolio (c)	3,875,904	56,510,682
Fidelity Defense & Aerospace Portfolio (c)	398,221	34,163,373
Fidelity Energy Portfolio (c)	2,803,369	142,046,688
Fidelity Energy Service Portfolio (a)(c)	676,961	44,246,157
Fidelity Environmental & Alternative Energy Portfolio (c)	298,555	4,917,198
Fidelity Financial Services Portfolio (c)	673,904	40,609,459
Fidelity Gold Portfolio (c)	94,732	3,625,393
Fidelity Health Care Portfolio (c)	658,180	95,567,727
Fidelity Industrial Equipment Portfolio (c)	1,084,143	39,397,774
Fidelity Industrials Portfolio (c)	6,123,478	154,311,639
Fidelity Insurance Portfolio (c)	1,086,687	57,116,286
Fidelity IT Services Portfolio (c)	3,543,191	88,154,583
Fidelity Medical Delivery Portfolio (a)(c)	1,015,271	60,895,973
Fidelity Medical Equipment & Systems Portfolio (c)	1,168,151	33,350,701
Fidelity Multimedia Portfolio (c)	823,364	46,396,581
Fidelity Natural Resources Portfolio (c)	454,449	14,474,188
Fidelity Pharmaceuticals Portfolio (c)	6,113,032	93,896,170
Fidelity Retailing Portfolio (c)	930,642	61,282,781
Fidelity Software & Computer Services Portfolio (c)	1,261,206	107,732,237
Fidelity Telecom and Utilities Fund (c)	5,966,719	111,279,312
Fidelity Telecommunications Portfolio (c)	369,722	18,848,407
Fidelity Transportation Portfolio (c)	21,892	1,138,611
Financial Select Sector SPDR ETF	6,785,400	106,937,904
First Trust Consumer Discretionary AlphaDEX ETF	444,000	10,132,080
First Trust Consumer Staples AlphaDEX ETF	316,100	8,066,872
Franklin Gold and Precious Metals Fund Class A	1,293,670	40,867,042
Industrial Select Sector SPDR ETF	2,694,800	100,057,924
iShares Cohen & Steers Realty Majors ETF	4,700	359,033
iShares Dow Jones Transportation Average Index ETF	111,900	10,182,900
iShares Dow Jones U.S. Consumer Goods Sector Index ETF	105,300	8,051,238
iShares Dow Jones U.S. Consumer Services Sector Index ETF	92,500	8,095,600
iShares Dow Jones U.S. Energy Sector Index ETF	686,240	27,895,656
iShares Dow Jones U.S. Financial Sector Index ETF	244,500	14,398,605
iShares Dow Jones U.S. Home Construction Index ETF	744,900	15,270,450
iShares Dow Jones U.S. Utilities Sector Index ETF	1,800	156,618
iShares NASDAQ Biotechnology Index ETF	1,100	152,625
John Hancock Regional Bank Fund Class A	1,474,297	21,392,045
SPDR S&P Homebuilders ETF	791,800	20,840,176
Equity Funds - continued
	Shares	Value
Sector Funds - continued
SPDR S&P Retail ETF	1,152,600	$ 72,925,002
T. Rowe Price Real Estate Fund Advisor Class	2,512,785	51,914,144
Technology Select Sector SPDR ETF	3,703,130	107,872,177
TOTAL SECTOR FUNDS		2,634,347,001
Small Growth Funds - 0.6%
Brown Capital Management Small Company Fund - Investor Shares (a)	448,759	22,455,902
Small Value Funds - 0.6%
Northern Small Cap Value Fund	1,270,810	20,968,373
TOTAL EQUITY FUNDS (Cost $3,156,445,842)		3,563,043,940
Money Market Funds - 0.0%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $13,699)	13,699	13,699
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,156,459,541)		3,563,057,639
NET OTHER ASSETS (LIABILITIES) - 0.0%		10,142
NET ASSETS - 100%		$ 3,563,067,781
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Consumer Staples Fund Institutional Class	$ 61,121,252	$ 134,276,250	$ 12,100,000	$ 158,424	$ 194,547,719
Fidelity Advisor Diversified Stock Fund Institutional Class	159,529,332	-	4,400,000	-	164,593,353
Fidelity Advisor Equity Income Fund Institutional Class	-	61,128,312	-	457,500	63,965,433
Fidelity Advisor Large Cap Fund Institutional Class	481,330	-	452,352	-	-
Fidelity Advisor Materials Fund Institutional Class	7,031,912	30,032,645	6,528,673	236	31,615,250
Fidelity Advisor Mega Cap Stock Fund Institutional Class	83,272,966	45,349,389	4,500,000	549,389	129,086,995
Fidelity Advisor Real Estate Fund Institutional Class	-	6,620,361	5,200,000	20,361	1,696,188
Fidelity Advisor Stock Selector Small Cap Fund Institutional Class	23,933,198	-	24,374,479	-	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Technology Fund Institutional Class	$ -	$ 36,330,663	$ -	$ -	$ 36,636,296
Fidelity Air Transportation Portfolio	669,564	2,870,000	2,890,000	-	606,503
Fidelity Automotive Portfolio	3,590,654	275	3,614,073	-	-
Fidelity Banking Portfolio	53,955,026	9,549,931	10,000,000	49,931	56,828,068
Fidelity Biotechnology Portfolio	40,380,390	67,600,064	56,000,000	-	58,647,530
Fidelity Brokerage & Investment Management Portfolio	17,052,885	17,650,000	16,820,266	-	18,922,813
Fidelity Chemicals Portfolio	62,067,137	44,117,963	36,800,000	40,480	73,531,697
Fidelity Communications Equipment Portfolio	15,944,775	20,276,629	31,544,962	34	4,920,787
Fidelity Computers Portfolio	96,131,601	18,800,000	57,657,346	-	54,027,256
Fidelity Construction & Housing Portfolio	21,569,061	5,400,000	8,500,000	-	22,306,045
Fidelity Consumer Discretionary Portfolio	55,391,373	10,564,122	-	42,658	71,126,183
Fidelity Consumer Finance Portfolio	43,061,728	9,812,455	3,600,000	12,455	56,510,682
Fidelity Consumer Staples Portfolio	55,956,206	3,299,093	57,830,270	119,011	-
Fidelity Contrafund	121,057	-	118,416	-	-
Fidelity Defense & Aerospace Portfolio	19,796,909	39,910,873	26,300,000	320	34,163,373
Fidelity Dividend Growth Fund	388,886	-	358,029	-	-
Fidelity Electronics Portfolio	62,648,361	18,700,000	78,581,343	-	-
Fidelity Energy Portfolio	92,308,401	80,765,708	25,410,083	-	142,046,688
Fidelity Energy Service Portfolio	17,469,953	58,542,090	29,400,000	-	44,246,157
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Environmental & Alternative Energy Portfolio	$ -	$ 4,876,594	$ -	$ -	$ 4,917,198
Fidelity Financial Services Portfolio	10,278,367	39,895,995	10,297,816	-	40,609,459
Fidelity Gold Portfolio	19,936,821	33,308,435	45,457,915	-	3,625,393
Fidelity Growth & Income Portfolio	49,031,913	4,762,782	-	738,756	56,457,977
Fidelity Growth Company Fund	386,876	-	404,037	-	-
Fidelity Health Care Portfolio	2,969,300	107,736,516	19,007,089	-	95,567,727
Fidelity Industrial Equipment Portfolio	56,535,332	4,996,149	20,702,602	93,547	39,397,774
Fidelity Industrials Portfolio	79,605,928	68,339,108	-	170,884	154,311,639
Fidelity Insurance Portfolio	68,614,678	53,380	16,600,000	53,380	57,116,286
Fidelity IT Services Portfolio	39,416,064	56,497,736	8,600,000	-	88,154,583
Fidelity Large Cap Core Enhanced Index Fund	66,006,802	-	900,000	-	68,269,396
Fidelity Leisure Portfolio	45,065,595	4,052,944	47,280,649	52,944	-
Fidelity Medical Delivery Portfolio	56,928,784	45,713,675	37,900,000	-	60,895,973
Fidelity Medical Equipment & Systems Portfolio	8,911,147	34,488,628	8,667,239	-	33,350,701
Fidelity Mega Cap Stock Fund	13,652,260	41,029	7,000,000	41,029	6,784,041
Fidelity Multimedia Portfolio	20,807,339	18,975,297	-	-	46,396,581
Fidelity Natural Gas Portfolio	4,410,215	12,713,937	17,557,496	7,370	-
Fidelity Natural Resources Portfolio	412,191	14,000,000	379,435	-	14,474,188
Fidelity OTC Portfolio	43,032,752	-	43,033,966	-	-
Fidelity Pharmaceuticals Portfolio	85,048,285	2,895,965	1,800,000	278,980	93,896,170
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Real Estate Investment Portfolio	$ 442,720	$ 2,426	$ 458,645	$ 908	$ -
Fidelity Retailing Portfolio	29,378,402	44,140,390	19,000,000	7,344	61,282,781
Fidelity Small Cap Growth Fund	251,782	-	234,681	-	-
Fidelity Software & Computer Services Portfolio	64,037,248	48,563,556	476,794	-	107,732,237
Fidelity Technology Portfolio	8,977,622	-	8,934,877	-	-
Fidelity Telecom and Utilities Fund	56,732,860	52,612,367	6,200,000	1,737,085	111,279,312
Fidelity Telecommuni- cations Portfolio	17,809,110	36,345,146	41,000,000	63,890	18,848,407
Fidelity Transportation Portfolio	245,490	14,180,478	13,000,000	352	1,138,611
Fidelity Utilities Portfolio	273,240	5,001,346	5,492,748	1,346	-
Total	$ 1,843,073,080	$ 1,375,790,702	$ 883,366,281	$ 4,698,614	$ 2,424,531,450
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $3,157,796,193. Net unrealized appreciation aggregated $405,261,446, of which $418,586,015 related to appreciated investment securities and $13,324,569 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
U.S. Opportunity II Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2012

1.912853.102

SUI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 23.7%
Fidelity Advisor Diversified Stock Fund Institutional Class	3,048,423	$ 53,804,663
Fidelity Advisor Mega Cap Stock Fund Institutional Class	5,085,332	59,956,067
Fidelity Growth & Income Portfolio	356,486	7,504,032
Fidelity Large Cap Core Enhanced Index Fund	2,060,491	20,913,987
TOTAL LARGE BLEND FUNDS		142,178,749
Large Growth Funds - 1.3%
Fidelity New Millennium Fund	236,395	7,760,835
Large Value Funds - 3.8%
Fidelity Advisor Equity Income Fund Institutional Class	540,261	14,241,270
Fidelity Large Cap Value Enhanced Index Fund	1,047,349	8,619,683
TOTAL LARGE VALUE FUNDS		22,860,953
Sector Funds - 71.2%
Fidelity Advisor Consumer Staples Fund Institutional Class	507,872	42,346,361
Fidelity Advisor Materials Fund Institutional Class	29,056	2,061,820
Fidelity Advisor Real Estate Fund Institutional Class	459,250	8,932,412
Fidelity Advisor Technology Fund Institutional Class (a)	748,873	20,586,529
Fidelity Banking Portfolio	606,408	11,600,580
Fidelity Biotechnology Portfolio	85,447	9,559,841
Fidelity Brokerage & Investment Management Portfolio	226,246	11,095,113
Fidelity Chemicals Portfolio	100,883	11,781,073
Fidelity Communications Equipment Portfolio	23,563	532,517
Fidelity Construction & Housing Portfolio	161,383	7,831,940
Fidelity Consumer Discretionary Portfolio	1,105,900	31,108,967
Fidelity Consumer Finance Portfolio	421,551	6,146,209
Fidelity Defense & Aerospace Portfolio	151,076	12,960,806
Fidelity Electronics Portfolio	97,784	4,304,466
Fidelity Energy Portfolio	93,720	4,748,815
Fidelity Energy Service Portfolio (a)	265,646	17,362,636
Fidelity Financial Services Portfolio	279,650	16,851,719
Fidelity Gold Portfolio	175,864	6,730,332
Fidelity Health Care Portfolio	112,512	16,336,693
Fidelity Industrial Equipment Portfolio	77,296	2,808,918
Fidelity Industrials Portfolio	1,650,312	41,587,861
Fidelity Insurance Portfolio	306,786	16,124,683
Fidelity IT Services Portfolio	832,089	20,702,380
Fidelity Leisure Portfolio	18,852	1,952,280
Fidelity Medical Equipment & Systems Portfolio	187,598	5,355,913
Fidelity Multimedia Portfolio	204,022	11,496,652
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Natural Resources Portfolio	451,558	$ 14,382,131
Fidelity Pharmaceuticals Portfolio	669,256	10,279,774
Fidelity Retailing Portfolio	214,554	14,128,383
Fidelity Software & Computer Services Portfolio	299,360	25,571,354
Fidelity Telecom and Utilities Fund	867,116	16,171,705
Fidelity Telecommunications Portfolio	64,041	3,264,823
Fidelity Wireless Portfolio	183,077	1,515,881
TOTAL SECTOR FUNDS		428,221,567
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $523,663,871)		601,022,104
NET OTHER ASSETS (LIABILITIES) - 0.0%		(21,325)
NET ASSETS - 100%		$ 601,000,779
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $524,813,283. Net unrealized appreciation aggregated $76,208,821, of which $79,455,178 related to appreciated investment securities and $3,246,357 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2012

1.918362.102

SAE-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 13.8%
	Shares	Value
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.0%
INZI Controls Co. Ltd.	14,050	$ 93,321
S&T Motiv Co. Ltd.	2,050	43,746
Sungwoo Hitech Co. Ltd.	29,476	325,393
		462,460
Automobiles - 0.5%
Hyundai Motor Co.	20,714	4,315,020
Kia Motors Corp.	49,240	2,815,665
Qingling Motors Co. Ltd. (H Shares)	140,000	32,696
Tata Motors Ltd. sponsored ADR	36,431	913,325
UMW Holdings Bhd	66,700	233,030
		8,309,736
Distributors - 0.1%
Imperial Holdings Ltd.	108,541	2,302,455
Hotels, Restaurants & Leisure - 0.0%
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	272,000	47,379
Shinsegae Food Co. Ltd.	451	44,996
		92,375
Household Durables - 0.0%
Rodobens Negocios Imobiliarios SA	6,300	37,444
Vestel Elektonik Sanayi ve Ticaret A/S (a)	25,322	25,367
		62,811
Internet & Catalog Retail - 0.0%
LG Home Shopping, Inc.	351	47,989
Media - 0.4%
Benpres Holdings Corp.	195,700	29,979
CJ E&M Corp. (a)	52,926	1,376,321
Daekyo Co. Ltd.	7,670	43,009
Grupo Televisa SA de CV (CPO) sponsored ADR	157,127	3,719,196
Hyundai Hy Communications & Networks Co. Ltd. (a)	248,470	1,023,720
Media Prima Bhd	79,900	59,667
PT Global Mediacom Tbk	1,392,000	348,235
		6,600,127
Multiline Retail - 0.0%
Woolworths Holdings Ltd.	81,900	653,052
Textiles, Apparel & Luxury Goods - 0.1%
Aksa Akrilik Kimya Sanayii	96,089	257,585
China Great Star International Ltd.	33,559	49,137
Grendene SA	71,000	503,393
Hansae Yes24 Holdings Co. Ltd.	30,150	212,234
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Huvis Corp. (a)	58,010	$ 651,106
Menderes Tekstil Sanayi ve Ticaret AS	62,978	19,032
Weiqiao Textile Co. Ltd. (H Shares)	177,500	64,127
		1,756,614
TOTAL CONSUMER DISCRETIONARY		20,287,619
CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	102,540	4,266,689
Hitejinro Holdings Co. Ltd.	5,900	81,483
Pepsi-Cola Products Philippines, Inc. (a)	1,396,000	183,738
		4,531,910
Food & Staples Retailing - 0.0%
Organizacion Soriana Sab de CV Series B	51,600	183,005
Food Products - 0.2%
Chaoda Modern Agriculture ADR (a)	1,134	1,985
China Green (Holdings) Ltd. (a)	237,000	45,258
Daesang Corp.	6,050	159,284
Global Bio-Chem Technology Group Co. Ltd.	200,000	23,225
Gruma SAB de CV Series B (a)	220,800	623,470
Kulim Malaysia Bhd	403,700	579,038
Marfrig Frigor E Com de Alabama SA	207,400	1,125,908
Minerva SA	51,500	258,850
Pinar Entegre Et ve Un Sanayi AS	6,573	21,483
PT Malindo Feedmill Tbk	303,000	67,905
Samyang Holdings Corp.	785	53,373
Sao Martinho SA	17,700	199,382
TS Corp.	2,140	52,091
		3,211,252
Personal Products - 0.2%
AMOREPACIFIC Group, Inc.	2,530	1,132,365
China King-highway Holdings Ltd.	77,075	208,619
Natura Cosmeticos SA	91,900	2,432,546
Real Nutriceutical Group Ltd.	242,000	85,244
		3,858,774
TOTAL CONSUMER STAPLES		11,784,941
Common Stocks - continued
	Shares	Value
ENERGY - 1.8%
Energy Equipment & Services - 0.0%
Honghua Group Ltd.	713,000	$ 189,515
Oil, Gas & Consumable Fuels - 1.8%
Bangchak Petroleum PCL NVDR	724,300	672,724
China Petroleum & Chemical Corp. (H Shares)	3,880,000	4,109,551
Cosan Ltd. Class A	101,029	1,636,670
Cosan SA Industria e Comercio	155,400	2,857,388
Gazprom Neft sponsored:
ADR	3,664	84,895
ADR	14,985	343,456
Gazprom OAO sponsored ADR (Reg. S)	464,219	4,126,907
Grupa Lotos SA (a)	42,100	504,300
Lukoil Oil Co. sponsored ADR (United Kingdom)	90,239	5,680,545
Petrobras Energia SA sponsored ADR (a)	22,142	98,532
PetroChina Co. Ltd. (H Shares)	3,362,000	4,485,586
Polski Koncern Naftowy Orlen SA (a)	226,321	3,281,940
PT Garda Tujuh Buana Tbk (a)	386,500	157,122
Surgutneftegaz JSC sponsored ADR	166,784	1,405,155
Tatneft OAO sponsored ADR	57,409	2,272,248
Thai Oil PCL NVDR	98,100	211,002
Ultrapar Participacoes SA	34,700	714,526
		32,642,547
TOTAL ENERGY		32,832,062
FINANCIALS - 3.6%
Capital Markets - 0.0%
A.F.P. Provida SA sponsored ADR	1,621	166,153
Daishin Securities Co. Ltd.	17,410	142,336
Is Yatirim Menkul Degerler A/S	30,027	28,568
Reinet Investments SCA GDR (a)	87,033	165,541
		502,598
Commercial Banks - 2.8%
Agricultural Bank of China Ltd. (H Shares)	960,000	421,150
Banco do Brasil SA	295,500	3,029,954
Banco do Estado Rio Grande do Sul SA	21,100	149,699
Banco Pine SA	3,900	24,074
Bangkok Bank Public Co. Ltd.	143,500	902,575
Bangkok Bank Public Co. Ltd. NVDR	152,000	906,502
Bank Communications Co. Ltd. (H Shares)	52,000	38,110
Bank of China Ltd. (H Shares)	14,173,000	5,979,937
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BIMB Holdings Bhd	35,500	$ 34,335
Bumiputra-Commerce Holdings Bhd	358,200	880,255
China CITIC Bank Corp. Ltd. (H Shares)	3,026,000	1,561,766
China Construction Bank Corp. (H Shares)	6,838,000	5,240,861
China Minsheng Banking Corp. Ltd. (H Shares)	882,000	864,907
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	92,000	42,260
DGB Financial Group Co. Ltd.	11,200	139,677
Grupo Financiero Banorte SAB de CV Series O	515,100	2,951,974
Grupo Financiero Santander Mexico SAB de CV sponsored ADR (a)	11,678	170,616
Hana Financial Group, Inc.	29,040	901,381
ICICI Bank Ltd. sponsored ADR	75,257	3,084,784
Industrial & Commercial Bank of China Ltd. (H Shares)	2,451,000	1,653,987
Itausa-Investimentos Itau SA (PN)	180,000	811,213
Kasikornbank PCL NVDR	501,400	3,055,623
Kiatnakin Finance PCL (For. Reg.)	47,800	77,109
Komercni Banka A/S	1,886	376,119
Krung Thai Bank PCL:
(For. Reg.)	1,062,700	637,239
NVDR	4,054,900	2,431,486
Philippine National Bank (a)	69,520	150,797
PT Bank Jabar Banten	1,851,000	202,590
PT Bank PAN Indonesia Tbk (a)	784,500	52,335
RHB Capital Bhd	454,000	1,120,158
Security Bank Corp.	301,200	1,209,968
Thanachart Capital PCL:
(For. Reg.)	537,100	625,756
NVDR	479,700	558,881
TISCO Financial Group PCL NVDR	97,100	143,981
Turkiye Halk Bankasi A/S	305,439	2,957,212
Turkiye Is Bankasi A/S Series C	1,101,064	3,549,335
Turkiye Vakiflar Bankasi TAO	1,151,019	2,789,217
Woori Finance Holdings Co. Ltd.	46,740	438,255
		50,166,078
Consumer Finance - 0.0%
Krungthai Card PCL NVDR (a)	136,700	118,056
Diversified Financial Services - 0.3%
BM&F Bovespa SA	536,900	3,226,224
FirstRand Ltd.	339,709	1,110,023
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Meritz Financial Holdings Co. (a)	4,270	$ 15,502
Metro Pacific Investments Corp.	1,047,000	112,399
		4,464,148
Insurance - 0.4%
Allianz Malaysia Bhd	31,000	72,407
Liberty Holdings Ltd.	110,381	1,312,966
LIG Non-Life Insurance Co. Ltd.	31,400	713,571
Meritz Fire & Marine Insurance Co. Ltd.	14,920	180,556
MMI Holdings Ltd.	779,305	1,829,400
MNRB Holdings Bhd	36,000	35,529
PICC Property & Casualty Co. Ltd. (H Shares)	720,000	926,221
Porto Seguro SA	187,800	1,980,126
PT Panin Life Tbk (a)	2,282,500	32,357
Syarikat Takaful Malaysia Bhd	51,500	88,946
		7,172,079
Real Estate Investment Trusts - 0.0%
Torunlar Gayrimenkul Yatirim Ortakligi AS	141,661	222,776
Real Estate Management & Development - 0.1%
Aliansce Shopping Centers SA	14,200	145,203
BR Malls Participacoes SA	50,100	643,600
Greentown China Holdings Ltd.	63,000	98,846
Jiangsu Future Land Co. Ltd. (B Shares)	383,600	248,956
KLCC Property Holdings Bhd	65,900	124,657
Korea Real Estate Investment Trust Co. (a)	177,189	204,606
LBS Bina Group Bhd	190,300	52,900
PT Kawasan Industri Jababeka Tbk (a)	2,298,500	47,678
PT Lippo Cikarang Tbk (a)	162,500	56,321
Sansiri PCL NVDR	941,900	109,277
Sao Carlos Empreen E Part SA	2,000	43,055
Sunac China Holdings Ltd.	189,000	122,664
		1,897,763
TOTAL FINANCIALS		64,543,498
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Top Glove Corp. Bhd	161,900	300,392
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.0%
Faber Group Bhd	107,700	$ 54,563
Profarma Distribuidora de Produtos Farmaceuticos SA	10,400	71,546
		126,109
Pharmaceuticals - 0.2%
Chong Kun Dang Pharmaceutical Corp.	27,500	906,929
Daewoong Pharmaceutical Co. Ltd.	7,200	307,954
Dong Wha Pharm Co. Ltd.	45,710	263,915
Dr. Reddy's Laboratories Ltd. sponsored ADR	12,555	421,095
Egis Rt.	2,388	185,538
Green Cross Holdings Corp.	3,160	45,247
Korea United Pharm, Inc.	16,090	125,004
Whanin Pharmaceutical Co. Ltd.	8,710	76,600
		2,332,282
TOTAL HEALTH CARE		2,758,783
INDUSTRIALS - 0.6%
Airlines - 0.2%
Turk Hava Yollari AO (a)	1,353,062	3,983,046
Building Products - 0.0%
KCC Corp.	389	102,775
Vanachai Group PCL NVDR	258,900	37,124
		139,899
Commercial Services & Supplies - 0.0%
China Stationery Ltd.	102,400	28,466
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (a)	54,043	179,654
Valid Solucoes SA	35,700	651,582
		859,702
Construction & Engineering - 0.0%
PT Surya Semesta Internusa Tbk	1,027,500	119,956
Tekfen Holding A/S	11,931	44,069
		164,025
Electrical Equipment - 0.0%
DONGYANG E&P, Inc.	15,003	231,455
Korea Electric Terminal Co. Ltd.	4,710	123,787
		355,242
Industrial Conglomerates - 0.3%
Akfen Holding AS (a)	68,585	353,893
Alarko Holding AS	34,732	80,471
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Alfa SA de CV Series A	907,000	$ 1,880,138
Cahya Mata Sarawak Bhd	45,500	47,899
CJ Corp.	8,996	893,368
Turk Sise ve Cam Fabrikalari A/S	756,159	1,112,963
Yazicilar Holding A/S	8,682	78,227
		4,446,959
Machinery - 0.0%
CB Industrial Product Holding Bhd	34,900	30,884
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	52,400	50,566
		81,450
Transportation Infrastructure - 0.1%
Airports of Thailand PCL (depositary receipt)	245,300	751,449
Bangkok Expressway PCL NVDR	124,800	113,880
Grupo Aeroportuario del Pacifico SA de CV:
Series B	7,900	40,491
sponsored ADR	3,569	182,090
PT Citra Marga Nusaphala Persada Tbk	725,000	158,701
Sebang Co. Ltd.	4,450	67,213
		1,313,824
TOTAL INDUSTRIALS		11,344,147
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.0%
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	6,986	9,571
China Wireless Technologies Ltd.	280,000	83,817
Humax Co. Ltd.	4,905	45,765
		139,153
Computers & Peripherals - 0.0%
Bematech Industria e Comercio de Equipamentos Eletronicos SA	16,300	46,532
Positivo Informatica SA	15,500	35,761
		82,293
Electronic Equipment & Components - 0.6%
Daeduck Electronics Co. Ltd.	38,280	392,525
Daeduck GDS Co. Ltd.	3,140	52,213
Daou Data Corp.	29,550	91,312
Delta Electronics PCL NVDR	59,800	59,439
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Digital Power Communications Co. Ltd.	18,970	$ 51,171
Hon Hai Precision Industry Co. Ltd. (Foxconn) unit	210,263	1,324,657
INTOPS Co. Ltd.	18,433	470,829
INZI Display Co. Ltd.	250,368	723,928
Ju Teng International Holdings Ltd.	356,000	144,693
LG Display Co. Ltd. (a)	95,340	3,045,751
LG Innotek Co. Ltd. (a)	682	53,867
Sam Young Electronics Co. Ltd.	4,410	34,628
Samsung Electro-Mechanics Co. Ltd.	4,955	482,912
Samsung SDI Co. Ltd.	19,630	2,819,831
		9,747,756
Internet Software & Services - 0.1%
Daou Technology, Inc.	63,960	880,374
SBS Contents Hub Co. Ltd.	12,200	158,347
		1,038,721
IT Services - 0.0%
CSU Cardsystem SA	20,600	40,394
Korea Information & Communication Co. Ltd. (a)	13,143	37,638
Wins Technet Co. Ltd.	15,201	193,787
		271,819
Office Electronics - 0.0%
Sindoh Co. Ltd.	7,093	408,872
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Semiconductor Engineering, Inc. sponsored ADR	370,226	1,529,033
AnaPass, Inc.	8,011	93,246
Apollo Solar Energy Technology Holdings Ltd. (a)	9,444,000	329,008
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	1,834	20,082
e-LITECOM Co. Ltd.	10,641	176,941
Samsung Electronics Co. Ltd.	10,661	13,846,996
Silicon Motion Technology Corp. sponsored ADR (a)	139,401	1,812,213
Siliconware Precision Industries Co. Ltd. sponsored ADR	68,434	369,544
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	558,635	9,647,626
		27,824,689
Software - 0.0%
Changyou.com Ltd. (A Shares) ADR	14,923	367,404
KongZhong Corp. sponsored ADR (a)	4,009	23,653
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Perfect World Co. Ltd. sponsored ADR Class B	25,874	$ 287,719
Shanda Games Ltd. sponsored ADR	45,317	140,483
		819,259
TOTAL INFORMATION TECHNOLOGY		40,332,562
MATERIALS - 1.1%
Chemicals - 0.1%
Gubre Fabrikalari TAS (a)	20,121	150,892
Hanwha Corp.	17,320	509,600
Kolon Corp.	1,780	27,378
Kukdo Chemical Co. Ltd.	640	24,743
Kunsul Chemical Industrial Co. Ltd.	2,980	55,884
Soda Sanayii AS	20,816	26,211
Taekwang Industrial Co. Ltd.	168	144,953
		939,661
Construction Materials - 0.2%
CEMEX SA de CV sponsored ADR	347,982	3,097,040
Eternit SA	38,500	142,519
TPI Polene PCL	787,700	385,058
TPI Polene PCL NVDR	127,000	62,082
		3,686,699
Containers & Packaging - 0.1%
Bio Pappel SAB de CV (a)	103,900	107,568
Klabin SA (PN) (non-vtg.)	274,300	1,545,569
Tailim Packaging Industries Co. Ltd.	27,430	51,566
		1,704,703
Metals & Mining - 0.7%
Dongil Industries Co. Ltd.	1,940	84,858
Gold Fields Ltd. sponsored ADR	124,924	1,534,067
Grupo Mexico SA de CV Series B	1,120,500	3,645,635
Grupo Simec SA de CV (a)	101,100	431,182
Grupo Simec SA de CV Series B sponsored ADR (a)	3,283	41,924
Husteel Co. Ltd.	12,640	299,507
Hyundai Hysco Co. Ltd.	990	41,246
Industrias CH SA de CV (a)	114,600	727,733
Jastrzebska Spolka Weglowa SA	1,587	44,038
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	110,098	73,323
KGHM Polska Miedz SA (Bearer)	50,195	2,846,260
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
KISCO Corp.	3,180	$ 76,085
KISWIRE Ltd.	1,630	45,173
KOZA, Inc. (a)	92,213	283,836
Lanna Resources PCL	35,600	26,568
Metalurgica Gerdau SA (PN)	179,000	1,880,639
Ternium SA sponsored ADR	56,844	1,297,749
		13,379,823
Paper & Forest Products - 0.0%
Duratex SA	32,000	220,891
Hankuk Paper Manufacturing Co. Ltd.	3,240	62,256
Hansol Paper Co. Ltd.	53,800	476,621
Mondi Ltd.	3,296	33,737
Sappi Ltd. (a)	8,302	27,006
		820,511
TOTAL MATERIALS		20,531,397
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.4%
China Telecom Corp. Ltd. (H Shares)	3,710,000	2,017,758
Jasmine International Public Co. Ltd. (depositary receipt)	2,576,000	428,144
KT Corp.	53,590	1,859,004
PT Telkomunikasi Indonesia Tbk sponsored ADR	29,732	1,131,005
Telecom Argentina SA Class B sponsored ADR	17,242	174,489
Telefonica Brasil SA sponsored ADR	88,869	1,949,786
Telkom SA Ltd. (a)	117,986	205,040
		7,765,226
Wireless Telecommunication Services - 1.2%
Advanced Information Service PCL NVDR	347,500	2,491,445
America Movil S.A.B. de C.V. Series L sponsored ADR	177,469	4,186,494
China Mobile Ltd.	325,500	3,715,933
MTN Group Ltd.	237,684	4,374,633
TIM Participacoes SA sponsored ADR	76,714	1,360,139
Total Access Communication PCL unit	769,600	2,200,828
Turkcell Iletisim Hizmet A/S (a)	59,687	360,693
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
VimpelCom Ltd. sponsored ADR	157,318	$ 1,664,424
Vodacom Group Ltd.	5,709	76,416
		20,431,005
TOTAL TELECOMMUNICATION SERVICES		28,196,231
UTILITIES - 0.8%
Electric Utilities - 0.4%
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B)	173,200	782,188
sponsored ADR	38,274	140,083
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	142,600	1,713,095
(PN) sponsored ADR (non-vtg.)	45,519	557,153
Companhia Energetica do Ceara	900	14,628
Eletropaulo Metropolitana SA (PN-B)	66,000	419,759
Enersis SA sponsored ADR	77,153	1,307,743
Tauron Polska Energia SA	428,174	588,299
Tenaga Nasional Bhd	1,019,100	2,326,689
		7,849,637
Gas Utilities - 0.2%
Busan City Gas Co. Ltd.	320	6,503
Daesung Energy Co. Ltd.	30,040	170,389
E1 Corp.	2,117	142,763
Korea District Heating Corp.	2,543	190,989
Kyungnam Energy Co. Ltd.	21,890	85,740
PT Perusahaan Gas Negara Tbk Series B	3,759,500	1,773,252
Samchully Co. Ltd.	1,528	188,442
		2,558,078
Independent Power Producers & Energy Traders - 0.0%
AES Tiete SA (PN) (non-vtg.)	10,800	115,238
Companhia Energetica de Sao Paulo Series A	33,600	274,392
Electricity Generating PCL NVDR unit	29,700	121,955
Huaneng Power International, Inc. (H Shares)	296,000	251,508
		763,093
Water Utilities - 0.2%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	5,700	230,742
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	29,116	2,369,169
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Compania de Saneamento do Parana	8,000	$ 32,872
Puncak Niaga Holding BHD (a)	80,600	33,940
		2,666,723
TOTAL UTILITIES		13,837,531
TOTAL COMMON STOCKS (Cost $242,724,450)		246,448,771
Equity Funds - 85.5%

Emerging Markets Funds - 85.2%
Aberdeen Emerging Markets Institutional Fund	16,746,261	253,203,471
Eaton Vance Parametric Structured Emerging Markets Fund Class A	6,077,498	87,272,872
Fidelity Emerging Markets Fund (c)	8,486,331	191,197,049
GMO Emerging Markets Fund - Class V	21,682,645	243,496,099
Invesco Developing Markets Fund Class A	2,617,013	86,256,732
Lazard Emerging Markets Portfolio Institutional Class	13,489,542	258,729,423
Oppenheimer Developing Markets Fund Class A	2,577,744	88,158,847
SSgA Emerging Markets Fund	5,553,709	109,185,927
T. Rowe Price Emerging Markets Stock Fund	6,102,271	199,117,101
TOTAL EMERGING MARKETS FUNDS		1,516,617,521
Europe Stock Funds - 0.3%
Market Vectors Russia ETF	191,700	5,336,928
TOTAL EQUITY FUNDS (Cost $1,626,953,828)		1,521,954,449
Money Market Funds - 0.7%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $11,882,795)	11,882,795	11,882,795
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,881,561,073)		1,780,286,015
NET OTHER ASSETS (LIABILITIES) - 0.0%		253,827
NET ASSETS - 100%		$ 1,780,539,842
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 255,277,738	$ -	$ 54,495,752	$ -	$ 191,197,049
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,287,619	$ 20,287,619	$ -	$ -
Consumer Staples	11,784,941	11,784,941	-	-
Energy	32,832,062	24,079,803	8,595,137	157,122
Financials	64,543,498	64,543,498	-	-
Health Care	2,758,783	2,758,783	-	-
Industrials	11,344,147	11,344,147	-	-
Information Technology	40,332,562	37,286,811	3,045,751	-
Materials	20,531,397	20,531,397	-	-
Telecommunication Services	28,196,231	20,242,843	7,953,388	-
Utilities	13,837,531	13,586,023	251,508	-
Equity Funds	1,521,954,449	1,521,954,449	-	-
Money Market Funds	11,882,795	11,882,795	-	-
Total Investments in Securities:	$ 1,780,286,015	$ 1,760,283,109	$ 19,845,784	$ 157,122
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,882,619,212. Net unrealized depreciation aggregated $102,333,197, of which $37,359,914 related to appreciated investment securities and $139,693,111 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Income
Multi-Manager Fund

November 30, 2012

1.941274.100

ACF-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
Comcast Corp. 4.65% 7/15/42	$ 7,000	$ 7,403
COX Communications, Inc. 3.25% 12/15/22 (d)	4,000	4,046
NBCUniversal Media LLC 5.15% 4/30/20	100,000	118,951
Time Warner Cable, Inc.:
4% 9/1/21	100,000	108,708
4.5% 9/15/42	8,000	7,789
		246,897
CONSUMER STAPLES - 0.4%
Beverages - 0.3%
Beam, Inc. 3.25% 5/15/22	100,000	104,486
Heineken NV:
1.4% 10/1/17 (d)	5,000	5,010
2.75% 4/1/23 (d)	5,000	4,948
4% 10/1/42 (d)	2,000	1,931
		116,375
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	4,000	4,044
Tobacco - 0.1%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,926
4.25% 8/9/42	7,000	6,937
Reynolds American, Inc.:
3.25% 11/1/22	5,000	5,082
4.75% 11/1/42	8,000	8,097
		27,042
TOTAL CONSUMER STAPLES		147,461
ENERGY - 0.8%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 4.75% 9/30/21 (d)	100,000	106,934
FMC Technologies, Inc.:
2% 10/1/17	2,000	2,022
3.45% 10/1/22	2,000	2,048
		111,004
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Operating LP 2.5% 12/1/17	5,000	4,993
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	$ 100,000	$ 105,942
Petroleos Mexicanos 5.5% 6/27/44	110,000	120,450
		231,385
TOTAL ENERGY		342,389
FINANCIALS - 2.3%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.75% 1/24/22	8,000	9,489
Morgan Stanley 4.875% 11/1/22	18,000	18,729
		28,218
Commercial Banks - 0.3%
Credit Suisse 6% 2/15/18	2,000	2,304
Regions Financial Corp. 5.75% 6/15/15	100,000	108,000
Royal Bank of Scotland Group PLC 6.125% 12/15/22	10,000	10,247
		120,551
Consumer Finance - 0.0%
Hyundai Capital America:
1.625% 10/2/15 (d)	3,000	3,021
2.125% 10/2/17 (d)	4,000	4,049
		7,070
Diversified Financial Services - 0.4%
Citigroup, Inc. 6.125% 5/15/18	31,000	37,091
JPMorgan Chase & Co.:
3.25% 9/23/22	22,000	22,736
4.5% 1/24/22	100,000	113,049
		172,876
Insurance - 0.3%
MetLife, Inc.:
1.756% 12/15/17 (b)	5,000	5,081
3.048% 12/15/22	10,000	10,229
Prudential Financial, Inc. 4.5% 11/16/21	100,000	111,809
Unum Group 5.75% 8/15/42	9,000	9,738
		136,857
Real Estate Investment Trusts - 0.7%
Boston Properties, Inc. 3.85% 2/1/23	25,000	26,554
Developers Diversified Realty Corp. 4.75% 4/15/18	100,000	110,649
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.875% 10/15/22	$ 7,000	$ 7,146
5.95% 2/15/17	100,000	114,477
Equity One, Inc. 3.75% 11/15/22	20,000	19,973
Health Care REIT, Inc. 2.25% 3/15/18	3,000	2,999
Weingarten Realty Investors 3.375% 10/15/22	2,000	2,001
		283,799
Real Estate Management & Development - 0.5%
BioMed Realty LP 4.25% 7/15/22	4,000	4,216
Brandywine Operating Partnership LP 4.95% 4/15/18	2,000	2,186
ERP Operating LP 4.625% 12/15/21	75,000	84,556
Liberty Property LP 5.5% 12/15/16	100,000	114,070
Mack-Cali Realty LP 2.5% 12/15/17	9,000	9,017
		214,045
TOTAL FINANCIALS		963,416
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
Aetna, Inc.:
1.5% 11/15/17	2,000	2,017
2.75% 11/15/22	5,000	5,019
4.125% 11/15/42	3,000	3,005
Aristotle Holding, Inc. 3.5% 11/15/16 (d)	100,000	107,480
UnitedHealth Group, Inc.:
2.75% 2/15/23	2,000	2,029
3.95% 10/15/42	2,000	1,981
WellPoint, Inc.:
3.3% 1/15/23	15,000	15,419
4.65% 1/15/43	11,000	11,521
		148,471
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17 (d)	10,000	10,138
2.9% 11/6/22 (d)	11,000	11,223
4.4% 11/6/42 (d)	9,000	9,521
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,000	3,055
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.: - continued
3.25% 10/1/22	$ 5,000	$ 5,139
4.625% 10/1/42	3,000	3,159
		42,235
TOTAL HEALTH CARE		190,706
INDUSTRIALS - 0.0%
Airlines - 0.0%
Continental Airlines, Inc. 4% 4/29/26	5,000	5,269
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	8,000	8,324
TOTAL INDUSTRIALS		13,593
MATERIALS - 0.0%
Chemicals - 0.0%
The Dow Chemical Co. 4.375% 11/15/42	4,000	3,935
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
5.35% 9/1/40	6,000	6,967
5.55% 8/15/41	100,000	119,666
Embarq Corp. 7.082% 6/1/16	1,000	1,174
		127,807
UTILITIES - 0.3%
Electric Utilities - 0.0%
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	4,015
Multi-Utilities - 0.3%
NiSource Finance Corp. 4.45% 12/1/21	100,000	111,353
Sempra Energy 2.875% 10/1/22	4,000	4,023
		115,376
TOTAL UTILITIES		119,391
TOTAL NONCONVERTIBLE BONDS (Cost $2,076,603)		2,155,595
U.S. Government and Government Agency Obligations - 8.3%
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42	$ 261,107	$ 291,983
U.S. Treasury Obligations - 7.6%
U.S. Treasury Bonds:
2.75% 8/15/42	129,000	127,609
2.75% 11/15/42	2,000	1,976
3% 5/15/42	131,000	136,608
U.S. Treasury Notes:
0.25% 4/30/14	200,000	200,055
0.25% 5/31/14	600,000	600,094
0.25% 6/30/14	302,000	302,035
0.25% 9/30/14	200,000	200,000
0.25% 10/31/14	700,000	700,000
0.5% 7/31/17	100,000	99,680
0.75% 6/30/17	445,000	448,928
0.75% 10/31/17	104,000	104,715
1.625% 8/15/22	146,000	146,627
1.75% 5/15/22	116,000	118,248
TOTAL U.S. TREASURY OBLIGATIONS		3,186,575
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,457,980)		3,478,558
U.S. Government Agency - Mortgage Securities - 13.8%

Fannie Mae - 13.3%
3% 12/1/42 (e)	100,000	105,172
3% 12/1/42 (e)	100,000	105,172
3% 12/1/42 (e)	100,000	105,172
3.5% 2/1/41 to 10/1/42	991,016	1,070,515
3.5% 12/1/42 (e)	600,000	640,219
4% 2/1/42 to 7/1/42	396,879	427,986
4% 12/1/42 (e)	100,000	107,136
4% 1/1/43 (e)	100,000	107,058
4.5% 3/1/41 to 10/1/41	99,225	108,506
4.5% 12/1/42 (e)	600,000	646,688
4.5% 12/1/42 (e)	100,000	107,781
4.5% 1/1/43 (e)	500,000	538,613
5% 12/1/42 (e)	400,000	433,437
5.5% 4/1/35 to 1/1/36	369,147	403,264
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 12/1/42 (e)	$ 500,000	$ 543,444
6% 9/1/39 to 4/1/40	87,052	95,551
TOTAL FANNIE MAE		5,545,714
Freddie Mac - 0.5%
3.5% 10/1/42	99,775	106,137
3.5% 12/1/42 (e)	100,000	106,342
TOTAL FREDDIE MAC		212,479
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,754,814)		5,758,193
Collateralized Mortgage Obligations - 1.2%

U.S. Government Agency - 1.2%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.6075% 6/25/37 (f)	32,349	32,407
Series 2007-85 Class FL, 0.7475% 9/25/37 (f)	10,726	10,819
Series 2007-89 Class FT, 0.7775% 9/25/37 (f)	8,911	8,986
Series 2012-122:
Class FM, 0.6075% 11/25/42 (f)	99,640	100,234
Class LF, 0.6075% 11/25/42 (f)	99,716	100,310
floater planned amortization class:
Series 2012-111 Class NF, 0.5575% 5/25/42 (f)	9,917	9,931
Series 2012-113 Class PF, 0.5575% 10/25/40 (f)	19,881	19,936
Series 2012-128 Class VF, 0.4575% 6/25/42 (f)	39,879	40,032
Series 2012-128 Class YF, 0.5075% 6/25/42 (f)	39,873	40,098
Freddie Mac:
floater:
Series 3349 Class FE, 0.698% 7/15/37 (f)	10,336	10,405
Series 3376 Class FA, 0.808% 10/15/37 (f)	10,591	10,721
Series 4087 Class FB, 0.678% 7/15/42 (f)	85,109	85,335
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater planned amortization class Series 4094 Class BF, 0.608% 8/15/32 (f)	$ 9,863	$ 9,901
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2010-113 Class JF, 0.6107% 3/20/38 (f)	8,449	8,496
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $487,654)		487,611
Commercial Mortgage Securities - 1.9%

GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	88,500	101,268
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	120,000	138,401
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LD11 Class A4, 5.8131% 6/15/49 (f)	200,000	233,335
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	200,000	229,250
Series 2007-C32 Class A3, 5.7501% 6/15/49 (f)	90,000	105,116
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $763,589)		807,370
Municipal Securities - 0.5%

California Gen. Oblig.:
7.55% 4/1/39	5,000	7,223
7.6% 11/1/40	115,000	168,557
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	20,000	20,181
Series 2010-1, 6.63% 2/1/35	5,000	5,800
Series 2010-3, 6.725% 4/1/35	5,000	5,857
TOTAL MUNICIPAL SECURITIES (Cost $190,880)		207,618
Fixed-Income Funds - 75.4%
	Shares	Value
High Yield Fixed-Income Funds - 1.6%
Fidelity Focused High Income Fund (c)	22,412	$ 210,673
Fidelity New Markets Income Fund (c)	24,828	445,655
TOTAL HIGH YIELD FIXED-INCOME FUNDS		656,328
Intermediate-Term Bond Funds - 73.8%
DoubleLine Total Return Bond Fund Class I	185,977	2,112,704
Fidelity GNMA Fund (c)	69,504	818,763
JPMorgan Core Bond Fund Select Class	455,172	5,521,234
Metropolitan West Total Return Bond Fund Class I	292,191	3,246,246
PIMCO Total Return Fund Institutional Class	801,099	9,308,778
Spartan U.S. Bond Index Fund Investor Class (c)	186,849	2,230,974
Western Asset Core Bond Fund Class I	202,728	2,513,832
Western Asset Core Plus Bond Fund Class I	435,336	5,084,722
TOTAL INTERMEDIATE-TERM BOND FUNDS		30,837,253
TOTAL FIXED-INCOME FUNDS (Cost $30,819,242)		31,493,581
Money Market Funds - 1.1%

SSgA US Treasury Money Market Fund, 0% (a) (Cost $444,455)	444,455	444,455
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $43,995,217)		44,832,981
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(3,070,465)
NET ASSETS - 100%		$ 41,762,516
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 12/1/42	$ (500,000)	(533,516)
3.5% 12/1/42	(100,000)	(106,703)
3.5% 1/1/43	(600,000)	(638,906)
4% 12/1/42	(100,000)	(107,136)
4.5% 12/1/42	(100,000)	(107,781)
4.5% 12/1/42	(500,000)	(538,906)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 12/1/42	$ (100,000)	$ (107,781)
5.5% 12/1/42	(500,000)	(543,444)
TOTAL FANNIE MAE		(2,684,173)
Freddie Mac
3.5% 12/1/42	(100,000)	(106,342)
TOTAL TBA SALE COMMITMENTS (Proceeds $2,791,165)		$ (2,790,515)
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $268,301 or 0.6% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Focused High Income Fund	$ -	$ 204,754	$ 22	$ 4,609	$ 210,673
Fidelity GNMA Fund	-	829,153	754	8,366	818,763
Fidelity New Markets Income Fund	-	413,963	377	8,401	445,655
Spartan U.S. Bond Index Fund Investor Class	-	2,237,954	13,190	20,665	2,230,974
Total	$ -	$ 3,685,824	$ 14,343	$ 42,041	$ 3,706,065
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,155,595	$ -	$ 2,155,595	$ -
U.S. Government and Government Agency Obligations	3,478,558	-	3,478,558	-
U.S. Government Agency - Mortgage Securities	5,758,193	-	5,758,193	-
Collateralized Mortgage Obligations	487,611	-	487,611	-
Commercial Mortgage Securities	807,370	-	807,370	-
Municipal Securities	207,618	-	207,618	-
Fixed-Income Funds	31,493,581	31,493,581	-	-
Money Market Funds	444,455	444,455	-	-
Total Investments in Securities:	$ 44,832,981	$ 31,938,036	$ 12,894,945	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (2,790,515)	$ -	$ (2,790,515)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $43,995,203. Net unrealized appreciation aggregated $837,778, of which $860,425 related to appreciated investment securities and $22,647 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

November 30, 2012

1.912861.102

AMM-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 78.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	4,025	$ 42,102
BorgWarner, Inc. (a)	220	14,586
Dana Holding Corp.	11,205	158,887
Tenneco, Inc. (a)	2,180	69,913
TRW Automotive Holdings Corp. (a)	2,137	108,218
Visteon Corp. (a)	3,150	157,815
		551,521
Automobiles - 0.2%
Thor Industries, Inc.	2,300	86,802
Distributors - 0.4%
LKQ Corp. (a)	3,060	67,075
Pool Corp.	1,930	80,848
		147,923
Diversified Consumer Services - 0.1%
Sotheby's Class A (Ltd. vtg.)	765	22,078
Hotels, Restaurants & Leisure - 2.9%
Bloomin' Brands, Inc.	2,700	42,741
Choice Hotels International, Inc.	1,456	47,320
Darden Restaurants, Inc.	1,253	66,259
Domino's Pizza, Inc.	1,659	69,014
Dunkin' Brands Group, Inc.	1,775	56,481
Hyatt Hotels Corp. Class A (a)	5,050	184,325
Interval Leisure Group, Inc.	1,955	36,813
Jack in the Box, Inc. (a)	2,658	73,228
Life Time Fitness, Inc. (a)	1,585	74,590
Marriott Vacations Worldwide Corp.	1,675	66,682
Penn National Gaming, Inc. (a)	1,961	99,658
Ryman Hospitality Properties, Inc.	865	28,735
Scientific Games Corp. Class A (a)	3,800	31,654
Six Flags Entertainment Corp.	1,085	66,706
Vail Resorts, Inc.	3,490	196,557
Wendy's Co.	4,500	20,970
		1,161,733
Household Durables - 1.5%
D.R. Horton, Inc.	1,140	22,184
Ethan Allen Interiors, Inc.	3,409	98,895
Jarden Corp.	1,330	70,370
M.D.C. Holdings, Inc.	4,560	160,694
Mohawk Industries, Inc. (a)	725	62,343
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	2,725	$ 59,432
NVR, Inc. (a)	45	40,493
Ryland Group, Inc.	1,907	63,789
Toll Brothers, Inc. (a)	450	14,328
Tupperware Brands Corp.	380	24,643
		617,171
Internet & Catalog Retail - 0.1%
Expedia, Inc.	700	43,302
Leisure Equipment & Products - 0.3%
Brunswick Corp.	4,342	111,893
Media - 0.2%
Cablevision Systems Corp. - NY Group Class A	880	12,179
Lions Gate Entertainment Corp. (a)	2,550	41,769
Regal Entertainment Group Class A	2,380	37,080
		91,028
Multiline Retail - 0.1%
Dillard's, Inc. Class A	625	55,569
Specialty Retail - 4.4%
ANN, Inc. (a)	1,395	46,802
DSW, Inc. Class A	2,027	137,897
Express, Inc. (a)	900	13,437
Five Below, Inc.	1,375	51,081
Foot Locker, Inc.	14,366	514,877
GNC Holdings, Inc.	5,045	177,231
Group 1 Automotive, Inc.	1,141	69,327
Monro Muffler Brake, Inc.	1,530	49,082
OfficeMax, Inc.	8,200	82,000
Pier 1 Imports, Inc.	5,050	96,910
RadioShack Corp.	4,900	9,947
Sally Beauty Holdings, Inc. (a)	1,480	37,518
Staples, Inc.	2,140	25,038
The Children's Place Retail Stores, Inc. (a)	1,000	48,610
The Men's Wearhouse, Inc.	3,580	116,135
The Pep Boys - Manny, Moe & Jack	1,100	11,627
Tractor Supply Co.	1,155	103,511
Ulta Salon, Cosmetics & Fragrance, Inc.	470	47,132
Vitamin Shoppe, Inc. (a)	2,125	125,928
		1,764,090
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.5%
Fifth & Pacific Companies, Inc. (a)	3,585	$ 43,199
Hanesbrands, Inc. (a)	1,020	36,822
PVH Corp.	2,630	301,372
Steven Madden Ltd. (a)	1,513	67,344
Under Armour, Inc. Class A (sub. vtg.) (a)	1,134	58,775
Warnaco Group, Inc. (a)	1,248	89,719
		597,231
TOTAL CONSUMER DISCRETIONARY		5,250,341
CONSUMER STAPLES - 2.4%
Beverages - 0.2%
Coca-Cola Enterprises, Inc.	1,675	52,227
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,180	42,338
		94,565
Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	2,540	125,476
Fresh Market, Inc. (a)	670	34,726
Harris Teeter Supermarkets, Inc.	1,327	50,413
United Natural Foods, Inc. (a)	1,430	74,031
		284,646
Food Products - 1.1%
Annie's, Inc.	720	25,826
B&G Foods, Inc. Class A	2,395	69,886
Hain Celestial Group, Inc. (a)	1,665	100,350
Hillshire Brands Co.	470	13,090
Lancaster Colony Corp.	1,085	82,178
The J.M. Smucker Co.	1,450	128,267
WhiteWave Foods Co.	1,145	17,370
		436,967
Household Products - 0.1%
Energizer Holdings, Inc.	260	20,738
Personal Products - 0.3%
Herbalife Ltd.	1,600	73,552
Nu Skin Enterprises, Inc. Class A	1,105	50,167
		123,719
TOTAL CONSUMER STAPLES		960,635
Common Stocks - continued
	Shares	Value
ENERGY - 4.9%
Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (a)	1,453	$ 66,838
Dresser-Rand Group, Inc. (a)	1,300	68,653
Dril-Quip, Inc. (a)	958	67,414
Forum Energy Technologies, Inc.	890	22,464
Geospace Technologies Corp. (a)	190	14,472
ION Geophysical Corp. (a)	3,500	20,860
Lufkin Industries, Inc.	836	45,779
Noble Corp.	2,425	83,638
Oil States International, Inc. (a)	990	70,013
Pacific Drilling SA (a)	1,500	14,250
Patterson-UTI Energy, Inc.	2,262	40,173
SEACOR Holdings, Inc. (a)	1,150	104,190
TETRA Technologies, Inc. (a)	4,300	30,100
Tidewater, Inc.	430	19,290
		668,134
Oil, Gas & Consumable Fuels - 3.2%
Berry Petroleum Co. Class A	1,979	61,567
Concho Resources, Inc. (a)	180	14,447
Diamondback Energy, Inc.	830	14,940
Energen Corp.	5,612	249,902
Energy XXI (Bermuda) Ltd.	1,410	44,669
HollyFrontier Corp.	3,125	141,656
Kodiak Oil & Gas Corp. (a)	2,155	18,490
Oasis Petroleum, Inc. (a)	2,257	68,207
Peabody Energy Corp.	2,800	70,308
Pioneer Natural Resources Co.	1,540	164,780
Plains Exploration & Production Co. (a)	5,109	182,391
Range Resources Corp.	1,300	83,226
Resolute Energy Corp. (a)	5,154	44,015
Rosetta Resources, Inc. (a)	1,110	49,883
SM Energy Co.	1,005	49,938
Western Refining, Inc.	1,390	40,380
		1,298,799
TOTAL ENERGY		1,966,933
FINANCIALS - 15.4%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	1,153	148,587
FXCM, Inc. Class A	2,830	28,328
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Greenhill & Co., Inc.	674	$ 32,028
Invesco Ltd.	700	17,493
Och-Ziff Capital Management Group LLC Class A	4,845	46,124
Raymond James Financial, Inc.	8,395	316,911
Stifel Financial Corp. (a)	1,856	56,460
Walter Investment Management Corp.	380	16,066
		661,997
Commercial Banks - 4.7%
BankUnited, Inc.	800	18,800
CIT Group, Inc. (a)	4,320	160,056
City National Corp.	300	14,607
Comerica, Inc.	10,140	300,043
East West Bancorp, Inc.	2,867	60,637
Fifth Third Bancorp	2,850	41,724
First Niagara Financial Group, Inc.	4,070	30,688
FirstMerit Corp.	3,150	44,352
Huntington Bancshares, Inc.	21,809	134,125
IBERIABANK Corp.	390	19,013
Investors Bancorp, Inc.	7,580	129,770
KeyCorp	26,490	214,039
PrivateBancorp, Inc.	3,868	63,397
Prosperity Bancshares, Inc.	4,161	171,142
Regions Financial Corp.	33,525	223,612
SVB Financial Group (a)	1,073	59,251
TCF Financial Corp.	3,100	36,828
Texas Capital Bancshares, Inc. (a)	1,575	70,938
Umpqua Holdings Corp.	2,580	30,083
Zions Bancorporation	1,965	39,438
		1,862,543
Consumer Finance - 0.7%
DFC Global Corp. (a)	2,630	45,894
Discover Financial Services	4,540	188,909
SLM Corp.	3,250	53,788
		288,591
Diversified Financial Services - 0.5%
Interactive Brokers Group, Inc.	2,020	30,886
Leucadia National Corp.	6,910	153,057
The NASDAQ Stock Market, Inc.	1,250	30,288
		214,231
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 3.1%
Axis Capital Holdings Ltd.	1,400	$ 50,358
Brown & Brown, Inc.	2,729	73,246
Fidelity National Financial, Inc. Class A	5,425	131,339
HCC Insurance Holdings, Inc.	4,653	171,603
Lincoln National Corp.	8,775	216,743
Platinum Underwriters Holdings Ltd.	600	26,712
Reinsurance Group of America, Inc.	930	47,616
Validus Holdings Ltd.	5,350	189,711
W.R. Berkley Corp.	2,970	118,058
White Mountains Insurance Group Ltd.	410	211,257
		1,236,643
Real Estate Investment Trusts - 4.0%
American Campus Communities, Inc.	1,050	45,990
American Capital Mortgage Investment Corp.	1,480	37,799
BioMed Realty Trust, Inc.	7,850	151,270
Brandywine Realty Trust (SBI)	14,325	170,897
CBL & Associates Properties, Inc.	7,300	164,323
Colonial Properties Trust (SBI)	3,000	61,200
Douglas Emmett, Inc.	2,930	66,540
DuPont Fabros Technology, Inc.	3,875	89,474
Equity Lifestyle Properties, Inc.	335	21,989
Extra Space Storage, Inc.	1,140	40,071
Home Properties, Inc.	625	36,806
Kilroy Realty Corp.	3,700	166,870
Plum Creek Timber Co., Inc.	5,630	241,246
Post Properties, Inc.	680	33,408
Redwood Trust, Inc.	1,210	20,231
SL Green Realty Corp.	1,330	100,255
Sovran Self Storage, Inc.	730	45,107
Tanger Factory Outlet Centers, Inc.	1,140	37,483
Taubman Centers, Inc.	475	36,798
Two Harbors Investment Corp.	4,375	49,525
		1,617,282
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	3,780	112,871
Jones Lang LaSalle, Inc.	515	42,235
		155,106
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
EverBank Financial Corp.	5,175	$ 76,487
Northwest Bancshares, Inc.	3,205	38,236
		114,723
TOTAL FINANCIALS		6,151,116
HEALTH CARE - 8.3%
Biotechnology - 2.1%
Acorda Therapeutics, Inc. (a)	2,335	58,795
Alkermes PLC (a)	1,795	34,661
Amarin Corp. PLC ADR (a)	4,770	59,196
BioMarin Pharmaceutical, Inc. (a)	2,173	105,608
Cepheid, Inc. (a)	610	19,776
Cubist Pharmaceuticals, Inc. (a)	625	25,381
Genomic Health, Inc. (a)	560	15,490
Incyte Corp. (a)	3,918	68,957
Medivation, Inc. (a)	1,080	56,322
Merrimack Pharmaceuticals, Inc.	2,735	19,528
Myriad Genetics, Inc. (a)	2,765	79,411
Onyx Pharmaceuticals, Inc. (a)	760	57,357
Pharmacyclics, Inc. (a)	600	31,830
Seattle Genetics, Inc. (a)	2,694	68,185
Spectrum Pharmaceuticals, Inc. (a)	450	5,328
Synageva BioPharma Corp. (a)	400	19,572
Synta Pharmaceuticals Corp. (a)	1,370	11,056
Theravance, Inc. (a)	1,005	22,592
United Therapeutics Corp. (a)	1,261	66,266
		825,311
Health Care Equipment & Supplies - 2.1%
Abiomed, Inc. (a)	550	7,343
Align Technology, Inc. (a)	1,280	35,059
EnteroMedics, Inc. (a)	4,155	12,881
HeartWare International, Inc. (a)	235	19,343
Insulet Corp. (a)	4,354	95,570
Mako Surgical Corp. (a)	900	12,420
Masimo Corp.	2,373	49,169
Meridian Bioscience, Inc.	1,883	37,716
NuVasive, Inc. (a)	3,462	50,268
NxStage Medical, Inc. (a)	1,769	21,263
Sirona Dental Systems, Inc. (a)	4,602	288,131
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Steris Corp.	1,942	$ 66,358
Symmetry Medical, Inc. (a)	1,800	17,550
Teleflex, Inc.	100	6,920
Thoratec Corp. (a)	2,506	93,223
Volcano Corp. (a)	1,285	35,029
		848,243
Health Care Providers & Services - 1.7%
Catamaran Corp. (United States) (a)	1,312	63,881
Centene Corp. (a)	2,406	105,647
Chemed Corp.	1,395	94,972
Health Management Associates, Inc. Class A (a)	5,695	45,275
HMS Holdings Corp. (a)	3,226	74,746
MEDNAX, Inc. (a)	977	77,183
Team Health Holdings, Inc. (a)	1,770	49,542
Universal American Spin Corp.	6,860	56,869
Universal Health Services, Inc. Class B	1,345	60,619
VCA Antech, Inc. (a)	1,910	39,690
Wellcare Health Plans, Inc. (a)	415	20,032
		688,456
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	1,900	21,128
Computer Programs & Systems, Inc.	475	23,783
Greenway Medical Technologies	1,880	36,547
		81,458
Life Sciences Tools & Services - 1.7%
Affymetrix, Inc. (a)	3,500	11,655
Bruker BioSciences Corp. (a)	2,820	41,172
Cambrex Corp. (a)	1,600	17,552
Charles River Laboratories International, Inc. (a)	4,080	156,550
Covance, Inc. (a)	585	33,351
Illumina, Inc. (a)	280	15,039
PAREXEL International Corp. (a)	2,804	90,541
PerkinElmer, Inc.	7,546	238,831
Techne Corp.	1,104	78,274
		682,965
Pharmaceuticals - 0.5%
Hospira, Inc. (a)	390	11,622
Jazz Pharmaceuticals PLC (a)	1,425	76,779
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc.	1,000	$ 25,950
Salix Pharmaceuticals Ltd. (a)	1,680	71,988
		186,339
TOTAL HEALTH CARE		3,312,772
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.8%
AeroVironment, Inc. (a)	600	12,246
BE Aerospace, Inc. (a)	650	30,784
Esterline Technologies Corp. (a)	950	58,083
Hexcel Corp. (a)	2,857	73,853
Spirit AeroSystems Holdings, Inc. Class A (a)	6,140	96,705
Teledyne Technologies, Inc. (a)	500	31,500
Textron, Inc.	1,300	30,537
TransDigm Group, Inc.	742	100,927
Triumph Group, Inc.	4,180	274,250
		708,885
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	4,060	175,717
Forward Air Corp.	1,753	58,287
Hub Group, Inc. Class A (a)	2,027	65,614
		299,618
Airlines - 0.2%
Copa Holdings SA Class A	400	37,936
US Airways Group, Inc. (a)	2,960	38,154
		76,090
Building Products - 0.7%
A.O. Smith Corp.	1,856	116,835
Armstrong World Industries, Inc.	695	35,104
Fortune Brands Home & Security, Inc. (a)	760	22,792
Owens Corning (a)	3,230	111,693
		286,424
Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	1,500	50,175
Clean Harbors, Inc. (a)	680	38,950
Corrections Corp. of America	2,519	85,394
Covanta Holding Corp.	2,200	41,536
Multi-Color Corp.	350	7,868
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tetra Tech, Inc. (a)	2,611	$ 67,259
United Stationers, Inc.	1,375	42,199
Waste Connections, Inc.	2,010	66,169
		399,550
Construction & Engineering - 0.6%
EMCOR Group, Inc.	1,850	60,773
KBR, Inc.	4,380	121,764
URS Corp.	1,125	42,390
		224,927
Electrical Equipment - 0.8%
Acuity Brands, Inc.	1,054	69,722
AMETEK, Inc.	700	26,131
Encore Wire Corp.	3,890	121,913
Regal-Beloit Corp.	1,416	98,766
		316,532
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	690	39,102
Machinery - 3.1%
Actuant Corp. Class A	2,280	65,596
AGCO Corp. (a)	1,275	58,841
Barnes Group, Inc.	1,160	24,464
Colfax Corp. (a)	920	35,871
Crane Co.	1,336	56,700
ESCO Technologies, Inc.	900	33,030
Flowserve Corp.	180	24,939
IDEX Corp.	330	14,834
ITT Corp.	1,300	29,081
Lincoln Electric Holdings, Inc.	1,675	79,579
Lindsay Corp.	1,694	133,978
Manitowoc Co., Inc.	1,600	24,000
Navistar International Corp. (a)	900	18,369
Nordson Corp.	630	38,550
RBC Bearings, Inc. (a)	1,225	57,073
Snap-On, Inc.	975	77,454
SPX Corp.	805	54,837
Trinity Industries, Inc.	8,575	272,428
Twin Disc, Inc.	1,000	17,060
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
WABCO Holdings, Inc. (a)	1,059	$ 65,711
Wabtec Corp.	925	78,274
		1,260,669
Marine - 0.0%
Danaos Corp. (a)	1,900	5,244
Professional Services - 0.0%
FTI Consulting, Inc. (a)	600	18,546
Road & Rail - 1.4%
AMERCO	1,025	123,010
Avis Budget Group, Inc. (a)	2,380	45,077
Genesee & Wyoming, Inc. Class A (a)	1,200	87,540
Hertz Global Holdings, Inc. (a)	5,800	90,712
Ryder System, Inc.	4,380	206,167
		552,506
Trading Companies & Distributors - 1.1%
Rush Enterprises, Inc. Class A (a)	2,115	40,502
United Rentals, Inc. (a)	5,975	248,142
Watsco, Inc.	935	67,030
WESCO International, Inc. (a)	1,606	103,828
		459,502
TOTAL INDUSTRIALS		4,647,595
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.4%
Acme Packet, Inc. (a)	870	17,357
ADTRAN, Inc.	1,250	24,550
Arris Group, Inc. (a)	2,800	39,116
Brocade Communications Systems, Inc. (a)	6,900	39,192
Ciena Corp. (a)	3,595	53,494
Finisar Corp. (a)	5,504	74,689
Infinera Corp. (a)	3,700	20,646
Juniper Networks, Inc. (a)	1,340	24,093
NETGEAR, Inc. (a)	2,374	82,758
Procera Networks, Inc. (a)	1,220	25,193
Riverbed Technology, Inc. (a)	6,050	108,295
Ruckus Wireless, Inc.	1,005	13,306
Sierra Wireless, Inc. (a)	2,000	15,463
		538,152
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.3%
3D Systems Corp. (a)	970	$ 43,369
NCR Corp. (a)	1,420	33,981
Silicon Graphics International Corp. (a)	4,320	36,245
		113,595
Electronic Equipment & Components - 2.5%
Avnet, Inc. (a)	5,150	150,844
Cognex Corp.	1,516	54,303
CTS Corp.	1,700	15,062
Dolby Laboratories, Inc. Class A (a)	700	23,359
Fabrinet (a)	2,295	28,504
FEI Co.	2,100	115,563
IPG Photonics Corp. (a)	508	30,023
Itron, Inc. (a)	800	35,040
Littelfuse, Inc.	1,162	67,059
Mercury Systems, Inc. (a)	1,300	11,427
Molex, Inc. Class A (non-vtg.)	6,620	143,720
National Instruments Corp.	2,330	56,666
Plexus Corp. (a)	2,980	68,987
SYNNEX Corp. (a)	1,673	55,242
Tech Data Corp. (a)	1,590	70,230
Trimble Navigation Ltd. (a)	750	41,730
Universal Display Corp. (a)	1,000	23,880
		991,639
Internet Software & Services - 1.9%
Ancestry.com, Inc. (a)	1,381	43,640
Cornerstone OnDemand, Inc. (a)	2,095	58,744
CoStar Group, Inc. (a)	1,301	113,005
DealerTrack Holdings, Inc. (a)	3,934	105,785
Digital River, Inc. (a)	2,100	30,681
ExactTarget, Inc.	2,565	52,865
IAC/InterActiveCorp	795	37,484
Keynote Systems, Inc.	600	8,166
OpenTable, Inc. (a)	940	42,197
Responsys, Inc. (a)	1,870	12,192
SPS Commerce, Inc. (a)	1,770	65,242
Trulia, Inc.	1,400	24,892
ValueClick, Inc. (a)	9,414	177,642
		772,535
IT Services - 1.7%
Acxiom Corp. (a)	2,200	38,918
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Alliance Data Systems Corp. (a)	1,090	$ 155,314
Convergys Corp.	2,300	35,903
CoreLogic, Inc. (a)	2,000	51,680
DST Systems, Inc.	700	40,348
ExlService Holdings, Inc. (a)	690	18,527
Fidelity National Information Services, Inc.	3,300	119,130
Gartner, Inc. Class A (a)	1,255	60,089
Genpact Ltd.	1,400	22,470
Global Payments, Inc.	540	23,711
InterXion Holding N.V. (a)	1,975	42,877
Lender Processing Services, Inc.	1,800	44,730
Sapient Corp. (a)	1,620	17,156
		670,853
Semiconductors & Semiconductor Equipment - 2.7%
Ceva, Inc. (a)	900	13,599
Cirrus Logic, Inc. (a)	350	10,962
Cymer, Inc. (a)	1,234	108,222
Ezchip Semiconductor Ltd. (a)	915	34,688
FormFactor, Inc. (a)	2,500	11,075
Freescale Semiconductor Holdings I Ltd. (a)	1,690	15,649
Lam Research Corp. (a)	1,569	55,103
M/A-COM Technology Solutions, Inc.	690	9,743
Mellanox Technologies Ltd. (a)	605	44,092
Microsemi Corp. (a)	3,037	58,128
MKS Instruments, Inc.	1,999	48,476
Monolithic Power Systems, Inc. (a)	1,190	25,180
NXP Semiconductors NV (a)	5,325	130,356
ON Semiconductor Corp. (a)	5,185	34,377
Peregrine Semiconductor Corp.	1,475	24,972
Power Integrations, Inc.	1,599	49,745
Rambus, Inc. (a)	2,500	12,225
Rudolph Technologies, Inc. (a)	5,450	60,277
Semtech Corp. (a)	2,312	63,233
Skyworks Solutions, Inc. (a)	7,450	168,743
Spansion, Inc. Class A	1,800	21,096
Teradyne, Inc. (a)	3,923	61,356
Ultratech, Inc. (a)	850	27,897
		1,089,194
Software - 4.6%
Accelrys, Inc. (a)	2,500	22,025
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Allot Communications Ltd. (a)	600	$ 13,104
ANSYS, Inc. (a)	1,093	72,499
Aspen Technology, Inc. (a)	6,772	176,004
BMC Software, Inc. (a)	410	16,794
Bottomline Technologies, Inc. (a)	880	21,569
BroadSoft, Inc. (a)	1,215	38,430
Cadence Design Systems, Inc. (a)	21,324	271,455
Check Point Software Technologies Ltd. (a)	300	13,851
CommVault Systems, Inc. (a)	1,082	71,802
Comverse Technology, Inc.	2,700	9,612
Comverse, Inc.	270	7,768
Eloqua, Inc.	1,820	32,851
FactSet Research Systems, Inc.	355	32,798
Fair Isaac Corp.	1,865	79,859
Fortinet, Inc. (a)	2,390	47,752
Informatica Corp. (a)	2,034	54,654
Interactive Intelligence Group, Inc. (a)	1,584	50,878
Manhattan Associates, Inc. (a)	2,731	156,322
MICROS Systems, Inc. (a)	2,512	109,172
MicroStrategy, Inc. Class A (a)	475	42,033
NICE Systems Ltd. sponsored ADR (a)	1,215	41,043
Opnet Technologies, Inc.	340	14,124
Parametric Technology Corp. (a)	2,328	47,119
QLIK Technologies, Inc. (a)	1,985	38,469
Rovi Corp. (a)	1,930	29,606
SeaChange International, Inc. (a)	2,100	19,425
SolarWinds, Inc. (a)	2,980	166,969
Sourcefire, Inc. (a)	1,070	52,676
Tangoe, Inc. (a)	2,625	34,230
Verint Systems, Inc. (a)	1,300	36,101
Websense, Inc. (a)	2,390	33,364
		1,854,358
TOTAL INFORMATION TECHNOLOGY		6,030,326
MATERIALS - 5.0%
Chemicals - 2.1%
Albemarle Corp.	360	21,524
Ashland, Inc.	1,575	111,699
Cabot Corp.	3,190	120,359
Chemtura Corp. (a)	2,000	40,640
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cytec Industries, Inc.	1,150	$ 78,936
Innophos Holdings, Inc.	420	20,122
Innospec, Inc.	530	16,870
Intrepid Potash, Inc.	6,587	140,171
Minerals Technologies, Inc.	350	25,900
Olin Corp.	2,839	58,852
PolyOne Corp.	3,110	62,635
Rockwood Holdings, Inc.	2,515	115,363
Valspar Corp.	590	37,040
		850,111
Construction Materials - 0.3%
Eagle Materials, Inc.	410	21,820
Martin Marietta Materials, Inc.	991	89,190
		111,010
Containers & Packaging - 0.9%
Aptargroup, Inc.	550	26,219
Ball Corp.	485	21,675
Bemis Co., Inc.	975	32,760
Berry Plastics Group, Inc.	1,935	28,851
Boise, Inc.	11,800	96,760
Crown Holdings, Inc. (a)	1,200	44,820
Rock-Tenn Co. Class A	240	15,610
Sealed Air Corp.	2,000	33,640
Silgan Holdings, Inc.	1,340	59,603
		359,938
Metals & Mining - 1.6%
Allegheny Technologies, Inc.	3,920	102,626
Allied Nevada Gold Corp. (a)	645	20,995
AuRico Gold, Inc. (a)	2,905	22,891
Carpenter Technology Corp.	1,286	62,320
Detour Gold Corp. (a)	767	18,995
Globe Specialty Metals, Inc.	1,465	20,305
Kaiser Aluminum Corp.	5,120	311,654
Royal Gold, Inc.	130	10,499
Schnitzer Steel Industries, Inc. Class A	2,830	79,778
		650,063
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
Resolute Forest Products (a)	2,500	$ 29,275
TOTAL MATERIALS		2,000,397
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc.	280	5,919
Frontier Communications Corp.	2,140	10,293
		16,212
Wireless Telecommunication Services - 0.5%
Clearwire Corp. Class A (a)	370	858
MetroPCS Communications, Inc. (a)	480	5,112
SBA Communications Corp. Class A (a)	2,842	195,586
		201,556
TOTAL TELECOMMUNICATION SERVICES		217,768
UTILITIES - 2.3%
Electric Utilities - 1.1%
Cleco Corp.	3,400	136,986
ITC Holdings Corp.	1,960	153,958
OGE Energy Corp.	530	30,279
PNM Resources, Inc.	3,175	67,088
Portland General Electric Co.	860	23,246
UIL Holdings Corp.	670	24,033
		435,590
Gas Utilities - 0.0%
Atmos Energy Corp.	750	26,258
Independent Power Producers & Energy Traders - 0.1%
GenOn Energy, Inc. (a)	10,800	27,540
Ormat Technologies, Inc.	1,400	25,788
		53,328
Multi-Utilities - 0.9%
CMS Energy Corp.	6,950	169,789
NiSource, Inc.	7,350	177,650
		347,439
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.2%
American Water Works Co., Inc.	2,115	$ 80,730
TOTAL UTILITIES		943,345
TOTAL COMMON STOCKS (Cost $28,100,077)		31,481,228
Equity Funds - 10.9%

Mid-Cap Growth Funds - 1.8%
iShares Russell Midcap Growth Index ETF	11,500	714,150
Mid-Cap Value Funds - 1.8%
iShares Russell Midcap Value Index ETF	14,600	719,780
Sector Funds - 1.4%
DJ Wilshire REIT ETF	7,886	559,748
Small Growth Funds - 2.3%
iShares Russell 2000 Growth Index ETF	9,800	916,398
Small Value Funds - 3.6%
iShares Russell 2000 Value Index ETF	20,100	1,471,320
TOTAL EQUITY FUNDS (Cost $3,911,287)		4,381,396
Money Market Funds - 9.7%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $3,882,538)	3,882,538	3,882,538
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $35,893,902)		39,745,162
NET OTHER ASSETS (LIABILITIES) - 0.8%		309,814
NET ASSETS - 100%		$ 40,054,976
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 CME E-mini S&P MidCap 400 Index Contracts	Dec. 2012	$ 1,499,100	$ 1,164
17 NYFE Russell 2000 Mini Index Contracts	Dec. 2012	1,395,190	(24,235)
TOTAL EQUITY INDEX CONTRACTS		$ 2,894,290	$ (23,071)

The face value of futures purchased as a percentage of net assets is 7.2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $35,934,647. Net unrealized appreciation aggregated $3,810,515, of which $4,764,130 related to appreciated investment securities and $953,615 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the heirarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2012

1.912869.102

SIT-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 26.1%
	Shares	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.2%
Denso Corp.	340,700	$ 11,262,425
GKN PLC	1,580,164	5,620,285
Nokian Tyres PLC	49,914	2,083,792
Pirelli & C SpA	211,905	2,458,290
		21,424,792
Automobiles - 0.6%
Brilliance China Automotive Holdings Ltd. (a)	1,910,000	2,323,979
Daimler AG (Germany)	335,263	16,560,279
Great Wall Motor Co. Ltd. (H Shares)	875,000	2,862,023
Honda Motor Co. Ltd.	430,800	14,359,141
Hyundai Motor Co.	30,866	6,429,826
Tata Motors Ltd.	762,548	3,835,524
Toyota Motor Corp.	605,800	26,083,993
		72,454,765
Distributors - 0.1%
Li & Fung Ltd.	5,092,000	8,383,515
Hotels, Restaurants & Leisure - 0.4%
Arcos Dorados Holdings, Inc. Class A	265,310	3,250,048
Compass Group PLC	1,561,304	18,035,406
InterContinental Hotel Group PLC	184,604	4,936,109
Paddy Power PLC (Ireland)	17,450	1,316,514
Sands China Ltd.	2,500,000	10,661,015
Whitbread PLC	179,042	6,881,583
		45,080,675
Household Durables - 0.0%
ARNEST ONE Corp.	60,200	823,153
Berkeley Group Holdings PLC (a)	147,336	3,876,013
JM AB (B Shares)	29,592	507,036
		5,206,202
Internet & Catalog Retail - 0.0%
Ocado Group PLC (a)	610,881	723,276
Leisure Equipment & Products - 0.1%
Sankyo Co. Ltd. (Gunma)	165,900	6,806,558
Media - 0.7%
BEC World PCL (For. Reg.)	519,300	985,798
Fuji Media Holdings, Inc.	4,082	5,947,950
ITV PLC	3,180,849	5,040,139
Mediaset Espana Comunicacion, S.A.	7,228	42,603
Naspers Ltd. Class N	53,177	3,283,786
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Nippon Television Network Corp.	857,900	$ 11,249,160
Pearson PLC	463,636	8,761,647
PT Media Nusantara Citra Tbk	3,682,500	1,026,806
Publicis Groupe SA	153,388	8,676,764
Reed Elsevier NV	2,276,098	32,872,791
Rightmove PLC	46,300	1,111,210
Schibsted ASA (B Shares)	40,231	1,665,505
T4F Entretenimento SA	33,300	158,178
UBM PLC	237,596	2,801,690
		83,624,027
Multiline Retail - 0.0%
Debenhams PLC	87,545	165,367
Dollarama, Inc.	26,580	1,697,791
Ryohin Keikaku Co. Ltd.	14,300	914,690
		2,777,848
Specialty Retail - 0.3%
Cia.Hering SA	100,700	2,254,534
Dunelm Group PLC	172,382	1,699,899
Esprit Holdings Ltd.	2,949,300	4,581,762
Fast Retailing Co. Ltd.	15,700	3,580,851
H&M Hennes & Mauritz AB (B Shares)	200,450	6,504,566
Inditex SA	50,252	6,888,442
Nitori Holdings Co. Ltd.	19,900	1,481,339
Sa Sa International Holdings Ltd.	1,716,000	1,403,762
Shimamura Co. Ltd.	16,900	1,709,681
United Arrows Ltd.	25,600	658,753
USS Co. Ltd.	51,060	5,452,420
		36,216,009
Textiles, Apparel & Luxury Goods - 0.2%
Christian Dior SA	33,828	5,466,379
Gerry Weber International AG (Bearer)	33,066	1,564,700
Hermes International SCA	5,173	1,598,512
LVMH Moet Hennessy - Louis Vuitton SA	54,430	9,549,428
Tod's SpA	12,535	1,528,349
Yue Yuen Industrial (Holdings) Ltd.	2,855,000	10,001,452
		29,708,820
TOTAL CONSUMER DISCRETIONARY		312,406,487
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.3%
Beverages - 0.5%
Diageo PLC	375,158	$ 11,189,920
Heineken NV (Bearer)	651,322	42,955,266
Ito En Ltd.	95,800	1,770,399
		55,915,585
Food & Staples Retailing - 0.5%
Ain Pharmaciez, Inc.	10,500	598,503
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	61,258	3,026,053
Colruyt NV	36,448	1,677,099
Cosmos Pharmaceutical Corp.	6,100	629,496
FamilyMart Co. Ltd.	58,200	2,586,778
Lawson, Inc.	279,600	18,927,894
Metro, Inc. Class A (sub. vtg.)	53,082	3,268,229
PUREGOLD Price Club, Inc.	787,400	621,428
Sundrug Co. Ltd.	33,400	1,200,956
Tesco PLC	4,091,396	21,310,403
Tsuruha Holdings, Inc.	11,900	896,972
Wumart Stores, Inc. (H Shares)	512,000	1,066,254
		55,810,065
Food Products - 0.9%
Danone SA	608,837	38,621,165
First Resources Ltd.	659,000	1,149,984
M. Dias Branco SA	145,000	4,833,560
Nestle SA	872,612	57,110,087
Tiger Brands Ltd.	53,631	1,806,722
Unilever NV (Certificaten Van Aandelen) (Bearer)	259,955	9,864,998
Viscofan Envolturas Celulosicas SA	23,818	1,164,716
		114,551,232
Household Products - 0.3%
Reckitt Benckiser Group PLC	536,387	33,730,368
Personal Products - 0.2%
Kao Corp.	666,100	18,315,443
Kobayashi Pharmaceutical Co. Ltd.	117,000	5,840,356
Kose Corp.	137,400	2,923,220
		27,079,019
Tobacco - 0.9%
British American Tobacco PLC (United Kingdom)	770,081	40,453,101
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	1,347,500	$ 40,404,203
KT&G Corp.	315,543	24,981,108
		105,838,412
TOTAL CONSUMER STAPLES		392,924,681
ENERGY - 2.1%
Energy Equipment & Services - 0.4%
AMEC PLC	229,215	3,833,952
Fred Olsen Energy ASA	25,253	1,115,431
Fugro NV (Certificaten Van Aandelen)	8,993	539,588
John Wood Group PLC	270,268	3,364,487
Petrofac Ltd.	509,067	13,277,996
Schoeller-Bleckmann Oilfield Equipment AG	11,111	1,151,264
Technip SA	148,228	17,218,924
Tecnicas Reunidas SA	277,712	12,930,185
		53,431,827
Oil, Gas & Consumable Fuels - 1.7%
BG Group PLC	1,106,402	18,967,055
BP PLC	5,332,697	37,021,151
Cairn Energy PLC	1,516,693	6,529,329
Cenovus Energy, Inc.	121,900	4,093,808
CNOOC Ltd.	8,020,000	17,128,170
Ecopetrol SA	1,543,927	4,499,431
INPEX Corp.	1,444	7,765,142
Peyto Exploration & Development Corp.	144,183	3,611,288
Reliance Industries Ltd.:
GDR (d)	121,142	3,565,209
GDR (Reg. S) (d)	43,600	1,283,148
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,464,919	49,047,628
Class B (United Kingdom)	302,669	10,447,841
StatoilHydro ASA	377,377	9,219,611
Total SA	375,590	18,822,909
Tullow Oil PLC	190,774	4,208,781
		196,210,501
TOTAL ENERGY		249,642,328
Common Stocks - continued
	Shares	Value
FINANCIALS - 5.9%
Capital Markets - 0.4%
Ashmore Group PLC	451,801	$ 2,607,318
Azimut Holding SpA	74,437	970,995
CI Financial Corp.	104,418	2,522,809
Credit Suisse Group	126,980	3,008,370
Daiwa Securities Group, Inc.	1,820,000	8,100,510
Deutsche Bank AG	53,178	2,345,649
Hargreaves Lansdown PLC	36,189	438,910
Julius Baer Group Ltd.	174,180	5,965,764
Jupiter Fund Management PLC	255,987	1,133,598
Partners Group Holding AG	14,482	3,156,754
UBS AG	1,283,087	20,120,788
Value Partners Group Ltd.	907,000	499,715
		50,871,180
Commercial Banks - 2.7%
Banco Santander SA (Spain)	813,261	6,264,987
Bank of Yokohama Ltd.	825,000	3,922,102
Banregio Grupo Financiero SA	188,300	848,507
Barclays PLC	7,718,944	30,615,906
BNP Paribas SA	758,041	42,338,197
BOC Hong Kong (Holdings) Ltd.	1,176,000	3,611,365
Chiba Bank Ltd.	453,000	2,710,277
DBS Group Holdings Ltd.	704,000	8,334,262
DnB NOR ASA	675,489	8,413,129
Erste Bank AG (a)	429,702	12,638,369
First Gulf Bank PJSC	318,808	902,696
Grupo Financiero Santander Mexico SAB de CV sponsored ADR (a)	250,250	3,656,153
Guaranty Trust Bank PLC GDR (Reg. S)	189,394	1,155,303
HDFC Bank Ltd. sponsored ADR	109,195	4,599,293
HSBC Holdings PLC:
(Hong Kong)	2,131,600	21,762,094
(United Kingdom)	2,894,851	29,562,625
ICICI Bank Ltd. sponsored ADR	85,370	3,499,316
IndusInd Bank Ltd.	104,334	801,275
Industrial & Commercial Bank of China Ltd. (H Shares)	3,381,000	2,281,571
Intesa Sanpaolo SpA	1,239,713	2,086,328
Itau Unibanco Holding SA sponsored ADR	190,760	2,890,014
Joyo Bank Ltd.	641,000	3,132,788
Jyske Bank A/S (Reg.) (a)	45,907	1,312,475
Kasikornbank PCL (For. Reg.)	528,400	3,220,166
KBC Groupe SA	196,646	5,924,401
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Mitsubishi UFJ Financial Group, Inc.	1,303,300	$ 5,994,401
North Pacific Bank Ltd. (a)	690,800	1,804,426
PT Bank Mandiri (Persero) Tbk	3,833,500	3,296,638
PT Bank Rakyat Indonesia Tbk	7,501,000	5,512,266
Siam Commercial Bank PCL (For. Reg.)	717,600	3,800,228
Skandinaviska Enskilda Banken AB (A Shares)	1,105,802	8,900,133
Standard Chartered PLC (United Kingdom)	633,960	14,778,421
Sumitomo Mitsui Financial Group, Inc.	1,048,000	33,924,187
Sydbank A/S (a)	73,756	1,325,636
The Hachijuni Bank Ltd.	443,000	2,247,387
The Suruga Bank Ltd.	150,000	1,943,400
Turkiye Halk Bankasi A/S	267,003	2,585,081
UniCredit SpA (a)	1,490,460	6,939,536
Unione di Banche Italiane SCPA	249,286	973,924
Westpac Banking Corp.	731,345	19,462,407
Yes Bank Ltd.	151,649	1,235,912
		321,207,582
Consumer Finance - 0.1%
AEON Credit Service Co. Ltd.	259,000	5,075,224
Diversified Financial Services - 0.4%
Bolsas Y Mercados Espanoles	5,729	124,168
CRISIL Ltd.	29,873	528,702
Deutsche Boerse AG	237,325	13,367,763
FirstRand Ltd.	992,330	3,242,507
IG Group Holdings PLC	469,203	3,183,592
ING Groep NV (Certificaten Van Aandelen) (a)	2,123,494	19,187,841
Inversiones La Construccion SA	35,716	666,867
ORIX Corp.	95,940	9,667,156
		49,968,596
Insurance - 1.6%
AIA Group Ltd.	4,961,600	19,301,726
Amlin PLC	735,879	4,555,612
Aviva PLC	2,667,287	15,011,632
AXA SA	1,202,747	19,764,079
Catlin Group Ltd.	419,451	3,244,529
Delta Lloyd NV	427,770	6,383,959
Euler Hermes SA	29,242	2,319,872
Hiscox Ltd.	1,532,072	11,801,761
Jardine Lloyd Thompson Group PLC	271,039	3,339,345
Lancashire Holdings Ltd.	181,701	2,318,709
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Muenchener Rueckversicherungs AG	76,545	$ 13,066,016
Prudential PLC	372,488	5,414,824
RenaissanceRe Holdings Ltd.	53,932	4,463,412
Samsung Fire & Marine Insurance Co. Ltd.	8,680	1,756,047
Sony Financial Holdings, Inc.	1,230,500	21,226,958
St. James's Place Capital PLC	151,717	970,592
Swiss Re Ltd.	369,212	26,594,260
Zurich Financial Services AG	101,746	25,966,256
		187,499,589
Real Estate Investment Trusts - 0.1%
Derwent London PLC	57,768	1,911,219
Unibail-Rodamco	33,265	7,806,772
		9,717,991
Real Estate Management & Development - 0.6%
BR Malls Participacoes SA	159,800	2,052,841
Brookfield Asset Management, Inc.	222,051	7,714,052
China Overseas Land and Investment Ltd.	1,348,000	3,991,716
Daito Trust Construction Co. Ltd.	27,900	2,710,734
Deutsche Wohnen AG	562,835	10,884,767
Global Logistic Properties Ltd.	2,210,000	5,087,744
GSW Immobilien AG	272,027	11,529,844
Hang Lung Properties Ltd.	2,091,000	7,662,305
Oberoi Realty Ltd. (a)	142,758	751,212
Parque Arauco SA	876,593	1,950,212
PT Alam Sutera Realty Tbk	15,024,000	955,295
SM Prime Holdings, Inc.	3,425,100	1,306,239
Sumitomo Realty & Development Co. Ltd.	216,000	5,907,296
TAG Immobilien AG	395,438	4,782,868
TAG Immobilien AG rights 12/7/12 (a)	360,378	5
		67,287,130
TOTAL FINANCIALS		691,627,292
HEALTH CARE - 2.6%
Biotechnology - 0.0%
Abcam PLC	173,422	1,000,948
Health Care Equipment & Supplies - 0.2%
Cochlear Ltd.	24,381	1,918,478
Coloplast A/S Series B	19,439	4,537,563
Getinge AB (B Shares)	171,900	5,541,953
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
GN Store Nordic A/S	115,473	$ 1,631,555
Nihon Kohden Corp.	110,900	3,644,028
Sonova Holding AG Class B	48,916	5,341,857
		22,615,434
Health Care Providers & Services - 0.2%
Diagnosticos da America SA	624,500	3,629,862
Fresenius SE & Co. KGaA	36,567	4,226,885
Life Healthcare Group Holdings Ltd.	331,143	1,191,912
Miraca Holdings, Inc.	176,900	7,199,994
Qualicorp SA (a)	64,900	630,230
Ship Healthcare Holdings, Inc.	33,800	1,052,634
		17,931,517
Health Care Technology - 0.0%
So-net M3, Inc.	628	1,157,855
Life Sciences Tools & Services - 0.0%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	39,600	649,044
Pharmaceuticals - 2.2%
Aspen Pharmacare Holdings Ltd.	160,688	2,828,090
Astellas Pharma, Inc.	90,700	4,591,582
Bayer AG	633,543	57,306,025
Celltrion, Inc.	20,631	495,525
CFR Pharmaceuticals SA	4,065,753	989,070
GlaxoSmithKline PLC	814,308	17,439,311
Hisamitsu Pharmaceutical Co., Inc.	60,000	3,127,917
Ipca Laboratories Ltd.	101,352	854,390
Lupin Ltd. (a)	124,251	1,353,217
Novartis AG	734,964	45,543,782
PT Kalbe Farma Tbk	17,352,500	1,863,036
Roche Holding AG (participation certificate)	321,329	63,246,368
Sanofi SA	454,275	40,574,686
Santen Pharmaceutical Co. Ltd.	479,300	20,595,943
Sun Pharmaceutical Industries Ltd.	175,248	2,292,450
		263,101,392
TOTAL HEALTH CARE		306,456,190
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.3%
Cobham PLC	2,256,257	7,663,508
Meggitt PLC	320,829	2,001,579
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
MTU Aero Engines Holdings AG	33,707	$ 2,998,056
Rolls-Royce Group PLC	1,584,877	22,611,671
Rolls-Royce Group PLC Class C	120,450,652	192,980
Zodiac Aerospace	16,970	1,895,842
		37,363,636
Air Freight & Logistics - 0.4%
Deutsche Post AG	682,293	14,162,204
PostNL NV	2,166,467	7,362,385
Yamato Holdings Co. Ltd.	1,369,800	20,560,768
		42,085,357
Airlines - 0.2%
Copa Holdings SA Class A	20,086	1,904,956
Ryanair Holdings PLC sponsored ADR	285,500	9,829,765
Singapore Airlines Ltd.	1,399,000	12,275,348
		24,010,069
Building Products - 0.1%
Geberit AG (Reg.)	42,801	9,043,310
Commercial Services & Supplies - 0.1%
Babcock International Group PLC	317,224	5,064,616
BIC SA	18,472	2,308,683
Brambles Ltd.	400,473	3,025,839
RPS Group PLC	175,269	596,154
Valid Solucoes SA	37,700	688,085
		11,683,377
Construction & Engineering - 0.4%
Balfour Beatty PLC	2,764,118	11,438,897
JGC Corp.	1,145,000	37,919,203
		49,358,100
Electrical Equipment - 0.4%
Legrand SA	744,047	30,133,254
Schneider Electric SA	210,935	14,824,875
		44,958,129
Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	120,218	2,837,098
Hutchison Whampoa Ltd.	821,000	8,442,840
Keppel Corp. Ltd.	1,354,000	11,880,501
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
SembCorp Industries Ltd.	900,000	$ 3,819,433
Siemens AG	319,196	33,000,458
		59,980,330
Machinery - 0.6%
Andritz AG	60,906	3,881,354
Atlas Copco AB (A Shares)	240,655	6,199,624
Burckhardt Compression Holding AG	733	231,361
Fanuc Corp.	57,700	9,769,422
Glory Ltd.	464,000	10,279,528
Haitian International Holdings Ltd.	294,000	356,205
Joy Global, Inc.	160,360	9,138,916
Kone Oyj (B Shares)	57,909	4,338,060
PT United Tractors Tbk	195,000	346,562
Rotork PLC	47,950	1,905,213
Schindler Holding AG (participation certificate)	110,828	15,547,254
SembCorp Marine Ltd.	3,101,000	11,584,925
Sinotruk Hong Kong Ltd.	2,979,000	1,979,542
Spirax-Sarco Engineering PLC	33,595	1,174,983
		76,732,949
Marine - 0.1%
Kuehne & Nagel International AG	66,630	8,024,073
Professional Services - 0.1%
Bertrandt AG	3,279	315,786
Experian PLC	186,539	3,099,214
Michael Page International PLC	1,306,868	7,460,204
SGS SA (Reg.)	1,631	3,659,058
		14,534,262
Road & Rail - 0.1%
Canadian National Railway Co.	80,790	7,266,098
East Japan Railway Co.	89,200	5,863,782
		13,129,880
Trading Companies & Distributors - 0.2%
Brenntag AG	56,869	7,351,721
Bunzl PLC	730,414	12,041,695
Mills Estruturas e Servicos de Engenharia SA	60,700	893,399
Misumi Group, Inc.	35,800	945,057
Mitsubishi Corp.	340,200	6,475,778
Wolseley PLC	40,636	1,886,091
		29,593,741
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
CCR SA	305,400	$ 2,624,085
China Merchant Holdings International Co. Ltd.	1,418,000	4,299,631
International Container Terminal Services, Inc.	351,030	610,861
		7,534,577
TOTAL INDUSTRIALS		428,031,790
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.2%
Nokia Corp.	2,020,360	6,638,196
Telefonaktiebolaget LM Ericsson (B Shares)	2,456,031	23,022,034
		29,660,230
Computers & Peripherals - 0.1%
ASUSTeK Computer, Inc.	183,000	2,017,943
ASUSTeK Computer, Inc. GDR (Reg. S)	63,673	3,431,975
Lenovo Group Ltd.	2,864,000	2,697,634
		8,147,552
Electronic Equipment & Components - 0.2%
China High Precision Automation Group Ltd.	1,073,000	154,508
Halma PLC	997,256	6,975,793
Hirose Electric Co. Ltd.	36,500	4,161,308
HLS Systems International Ltd. (a)	67,474	732,768
Oxford Instruments PLC	28,851	629,104
Spectris PLC	154,801	4,769,317
Venture Corp. Ltd.	427,000	2,735,655
		20,158,453
Internet Software & Services - 0.1%
Moneysupermarket.com Group PLC	517,798	1,349,743
Yahoo! Japan Corp.	26,044	8,773,900
		10,123,643
IT Services - 0.4%
Amadeus IT Holding SA Class A	703,753	16,429,024
Cielo SA	75,120	1,956,396
Cognizant Technology Solutions Corp. Class A (a)	70,410	4,733,664
Computershare Ltd.	472,030	4,285,711
Nomura Research Institute Ltd.	591,700	11,470,004
Obic Co. Ltd.	26,860	5,984,076
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Sonda SA	259,019	$ 770,136
Sonda SA rights 1/4/13 (a)	33,592	0
		45,629,011
Office Electronics - 0.2%
Canon, Inc.	435,500	15,407,307
Neopost SA	116,755	6,100,402
		21,507,709
Semiconductors & Semiconductor Equipment - 0.4%
Aixtron AG	66,315	835,861
ARM Holdings PLC	247,607	3,080,261
ASM International NV (Netherlands)	72,157	2,529,090
ASML Holding NV (Netherlands)	67,735	4,235,479
Samsung Electronics Co. Ltd.	11,668	15,154,934
Spreadtrum Communications, Inc. ADR	42,112	782,441
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,084,331	18,726,396
Tokyo Electron Ltd.	168,700	7,557,555
		52,902,017
Software - 0.2%
Dassault Systemes SA	57,175	6,469,228
Nintendo Co. Ltd.	35,600	4,278,188
SAP AG	197,768	15,441,536
SimCorp A/S	4,580	1,017,991
		27,206,943
TOTAL INFORMATION TECHNOLOGY		215,335,558
MATERIALS - 2.2%
Chemicals - 1.5%
Akzo Nobel NV	742,741	42,444,801
Arkema SA	63,135	6,457,969
BASF AG	51,751	4,637,298
China BlueChemical Ltd. (H Shares)	2,232,000	1,393,884
Chugoku Marine Paints Ltd.	346,000	1,881,799
Croda International PLC	29,172	1,112,830
Elementis PLC	371,842	1,322,558
Givaudan SA	25,151	25,254,133
HEXPOL AB (B Shares)	27,758	1,366,341
Johnson Matthey PLC	92,346	3,549,372
Linde AG	232,956	40,279,985
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Nippon Paint Co. Ltd.	376,000	$ 3,126,524
Shin-Etsu Chemical Co., Ltd.	326,255	19,268,718
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	37,413	2,117,576
Symrise AG	281,139	9,789,886
Syngenta AG (Switzerland)	11,830	4,736,228
Victrex PLC	62,828	1,548,149
		170,288,051
Containers & Packaging - 0.2%
Rexam PLC	1,813,580	12,717,930
Smurfit Kappa Group PLC	1,137,317	13,415,778
		26,133,708
Metals & Mining - 0.5%
Eurasian Natural Resources Corp. PLC	338,800	1,466,668
Glencore International PLC	1,551,169	8,586,385
Grupo Mexico SA de CV Series B	1,099,000	3,575,683
Iluka Resources Ltd.	1,057,756	9,084,884
Newcrest Mining Ltd.	168,302	4,505,165
Rio Tinto PLC	696,546	34,588,065
		61,806,850
TOTAL MATERIALS		258,228,609
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.5%
Bezeq Israeli Telecommunication Corp. Ltd.	1,814,700	2,231,750
BT Group PLC	1,026,580	3,839,467
China Unicom Ltd.	5,189,000	8,060,823
Deutsche Telekom AG	660,180	7,272,317
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,240,000	1,442,285
Koninklijke KPN NV	285,397	1,614,603
TDC A/S	851,704	5,806,904
Telecom Italia SpA	2,040,866	1,859,367
Telenor ASA	304,759	6,187,235
Telstra Corp. Ltd.	1,947,495	8,759,669
Vivendi SA	256,661	5,514,384
		52,588,804
Wireless Telecommunication Services - 1.0%
Advanced Info Service PCL (For. Reg.)	431,000	3,090,109
Empresa Nacional de Telecomunicaciones SA (ENTEL)	102,524	2,110,380
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
KDDI Corp.	850,900	$ 63,139,267
NTT DoCoMo, Inc.	6,145	8,908,574
SmarTone Telecommunications Holdings Ltd.	799,500	1,489,611
TIM Participacoes SA sponsored ADR	147,944	2,623,047
Vodafone Group PLC	15,441,641	39,833,805
		121,194,793
TOTAL TELECOMMUNICATION SERVICES		173,783,597
UTILITIES - 0.5%
Electric Utilities - 0.1%
Ceske Energeticke Zavody A/S	117,701	3,911,108
Energias do Brasil SA	1,088,500	6,174,008
Red Electrica Corporacion SA	53,429	2,475,825
Scottish & Southern Energy PLC	274,153	6,259,088
		18,820,029
Gas Utilities - 0.3%
China Resources Gas Group Ltd.	492,000	1,061,423
Enagas SA	617,358	12,633,709
Snam Rete Gas SpA	2,301,920	10,178,791
Tokyo Gas Co. Ltd.	1,735,000	8,517,481
		32,391,404
Independent Power Producers & Energy Traders - 0.0%
Tractebel Energia SA	84,400	1,376,516
Multi-Utilities - 0.1%
GDF Suez	249,432	5,610,477
Suez Environnement SA	335,531	3,656,821
		9,267,298
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	39,300	1,590,907
TOTAL UTILITIES		63,446,154
TOTAL COMMON STOCKS (Cost $2,917,585,233)		3,091,882,686
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
CONSUMER STAPLES - 0.2%
Household Products - 0.2%
Henkel AG & Co. KGaA	194,953	$ 16,290,339
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	14,141,416	11,295,047
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $27,788,857)		27,585,386
Equity Funds - 72.7%

Europe Stock Funds - 0.0%
Henderson European Focus Fund Class A	38	932
Foreign Large Blend Funds - 52.3%
American EuroPacific Growth Fund Class F-1	4,343,240	176,248,683
Artisan International Value Fund Investor Class	18,771,530	560,705,608
Fidelity Diversified International Fund (c)	19,314,826	575,195,522
Fidelity International Discovery Fund (c)	22,345,404	730,024,351
GE Institutional International Equity Fund Service Class	7,074,823	77,398,560
Harbor International Fund Retirement Class	22,431,825	1,363,182,010
Henderson International Opportunities Fund Class A	13,478,676	275,099,770
Litman Gregory Masters International Fund	18,076,271	256,321,520
Manning & Napier Fund, Inc. World Opportunities Series Class A	112,570,764	857,789,220
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	53,381,860	753,218,040
Neuberger Berman International Fund - Trust Class	373	7,091
Oakmark International Fund Class I	28,418,181	571,773,806
TOTAL FOREIGN LARGE BLEND FUNDS		6,196,964,181
Foreign Large Growth Funds - 10.1%
AIM International Growth Fund Class A	3,761,312	106,971,706
Fidelity Canada Fund (c)	2,027,390	108,992,491
Fidelity International Capital Appreciation Fund (c)	4,866,275	66,132,683
Scout International Fund	12,665,975	413,670,748
Equity Funds - continued
	Shares	Value
Foreign Large Growth Funds - continued
T. Rowe Price International Stock Fund Advisor Class	2,616,374	$ 36,707,729
Thornburg International Value Fund Class A	17,401,933	465,327,679
TOTAL FOREIGN LARGE GROWTH FUNDS		1,197,803,036
Foreign Large Value Funds - 1.2%
Pear Tree Polaris Foreign Value Fund - Ordinary Class	9,413,280	136,210,167
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund A Shares	57	1,332
Foreign Small Mid Value Funds - 2.2%
Third Avenue International Value Fund	16,331,642	265,715,813
Sector Funds - 1.5%
ING International Real Estate Fund Class A	15,628,590	143,001,596
SPDR DJ Wilshire International Real Estate ETF	706,300	29,184,316
TOTAL SECTOR FUNDS		172,185,912
Other - 5.4%
Fidelity Japan Fund (c)	16,172,606	154,448,392
Fidelity Japan Smaller Companies Fund (c)	6,307,574	56,705,089
iShares MSCI Australia Index ETF	3,709,700	92,631,209
iShares MSCI Japan Index ETF	31,397,200	292,935,876
Lazard Emerging Markets Equity Portfolio Open Shares	56	1,099
Matthews Pacific Tiger Fund Class I	15,358	367,982
SPDR Russell/Nomura Small Cap Japan ETF	160,400	6,579,608
SSgA Emerging Markets Fund	50	977
Wintergreen Fund (a)	2,541,069	38,522,603
TOTAL OTHER		642,192,835
TOTAL EQUITY FUNDS (Cost $7,729,717,025)		8,611,074,208
Money Market Funds - 0.8%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $95,638,849)	95,638,849	$ 95,638,849
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $10,770,729,964)		11,826,181,129
NET OTHER ASSETS (LIABILITIES) - 0.1%		16,446,586
NET ASSETS - 100%		$ 11,842,627,715
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,848,357 or 0.0% of net assets.

Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 131,113,064	$ -	$ 20,741,698	$ -	$ 108,992,491
Fidelity Diversified International Fund	486,092,992	66,129,575	7,373,983	-	575,195,522
Fidelity International Capital Appreciation Fund	62,580,302	-	-	-	66,132,683
Fidelity International Discovery Fund	708,180,205	-	24,568,613	-	730,024,351
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Japan Fund	$ 162,372,969	$ -	$ -	$ -	$ 154,448,392
Fidelity Japan Smaller Companies Fund	55,885,104	-	-	-	56,705,089
Total	$ 1,606,224,636	$ 66,129,575	$ 52,684,294	$ -	$ 1,691,498,528
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 312,406,487	$ 204,543,093	$ 107,863,394	$ -
Consumer Staples	409,215,020	253,612,781	155,602,239	-
Energy	249,642,328	100,189,876	149,452,452	-
Financials	691,627,292	429,965,725	261,661,562	5
Health Care	306,456,190	161,528,458	144,927,732	-
Industrials	428,031,790	303,217,794	124,813,996	-
Information Technology	215,335,558	104,295,345	110,885,705	154,508
Materials	258,228,609	194,627,275	63,601,334	-
Telecommunication Services	185,078,644	48,142,294	136,936,350	-
Utilities	63,446,154	54,928,673	8,517,481	-
Equity Funds	8,611,074,208	8,611,074,208	-	-
Money Market Funds	95,638,849	95,638,849	-	-
Total Investments in Securities:	$ 11,826,181,129	$ 10,561,764,371	$ 1,264,262,245	$ 154,513

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 398,765,488
Level 2 to Level 1	$ 472,782
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $10,795,087,072. Net unrealized appreciation aggregated $1,031,094,057, of which $1,325,313,555 related to appreciated investment securities and $294,219,498 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International II
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2012

1.912843.102

SIL-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 34.0%
	Shares	Value
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.4%
Aisin Seiki Co. Ltd.	12,400	$ 368,333
Bridgestone Corp.	42,800	1,037,383
Denso Corp.	21,500	710,720
Michelin CGDE Series B	7,400	688,217
NHK Spring Co. Ltd.	23,100	194,382
		2,999,035
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	8,941	792,928
Daihatsu Motor Co. Ltd.	21,000	373,919
Dongfeng Motor Group Co. Ltd. (H Shares)	138,000	194,085
Fuji Heavy Industries Ltd.	40,000	451,025
Honda Motor Co. Ltd.	50,300	1,676,566
Kia Motors Corp.	3,860	220,724
Nissan Motor Co. Ltd.	81,000	789,464
Renault SA	19,190	959,743
Toyota Motor Corp.	76,200	3,280,951
		8,739,405
Hotels, Restaurants & Leisure - 0.2%
Galaxy Entertainment Group Ltd. (a)	157,000	598,610
Sands China Ltd.	175,200	747,124
Shangri-La Asia Ltd.	104,000	201,285
William Hill PLC	51,200	276,605
		1,823,624
Household Durables - 0.0%
Sekisui House Ltd.	2,000	18,804
Internet & Catalog Retail - 0.0%
Rakuten, Inc.	50,500	425,752
Leisure Equipment & Products - 0.0%
Amer Group PLC (A Shares)	12,600	189,433
Media - 0.5%
Eutelsat Communications	15,300	473,284
Fuji Media Holdings, Inc.	228	332,223
ITV PLC	303,000	480,111
Pearson PLC	15,200	287,245
Reed Elsevier NV	49,565	715,848
UBM PLC	37,900	446,910
WPP PLC	72,609	996,915
		3,732,536
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.3%
Lifestyle International Holdings Ltd.	195,000	$ 414,144
Next PLC	6,200	363,659
PPR SA	7,240	1,350,252
		2,128,055
Specialty Retail - 0.4%
Fast Retailing Co. Ltd.	2,100	478,967
H&M Hennes & Mauritz AB (B Shares)	44,225	1,435,093
Kingfisher PLC	165,800	738,469
Yamada Denki Co. Ltd.	8,780	310,799
		2,963,328
Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group PLC	26,200	540,235
Christian Dior SA	3,900	630,214
LVMH Moet Hennessy - Louis Vuitton SA	8,299	1,456,011
Swatch Group AG (Bearer)	1,900	917,708
		3,544,168
TOTAL CONSUMER DISCRETIONARY		26,564,140
CONSUMER STAPLES - 4.0%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	18,980	1,666,679
Diageo PLC	62,298	1,858,176
Pernod Ricard SA	2,690	304,578
SABMiller PLC	37,600	1,703,310
Treasury Wine Estates Ltd.	87,741	460,580
		5,993,323
Food & Staples Retailing - 0.4%
J Sainsbury PLC	92,400	505,404
Lawson, Inc.	4,800	324,942
Seven & i Holdings Co., Ltd.	27,300	795,602
Tesco PLC	102,300	532,839
Woolworths Ltd.	31,477	961,830
		3,120,617
Food Products - 1.5%
Ajinomoto Co., Inc.	30,000	429,020
Dairy Crest Group PLC	36,436	217,917
Nestle SA	108,707	7,114,578
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Unilever NV (Certificaten Van Aandelen) (Bearer)	62,900	$ 2,386,984
Unilever PLC	40,200	1,542,483
		11,690,982
Household Products - 0.1%
Henkel AG & Co. KGaA	2,700	182,948
Svenska Cellulosa AB (SCA) (B Shares)	32,200	651,903
		834,851
Personal Products - 0.2%
Beiersdorf AG	6,600	517,593
L'Oreal SA	7,500	1,017,843
		1,535,436
Tobacco - 1.0%
British American Tobacco PLC (United Kingdom)	72,421	3,804,345
Imperial Tobacco Group PLC	29,558	1,182,488
Japan Tobacco, Inc.	71,600	2,146,895
Swedish Match Co. AB	21,200	746,247
		7,879,975
TOTAL CONSUMER STAPLES		31,055,184
ENERGY - 2.9%
Energy Equipment & Services - 0.4%
Aker Solutions ASA	32,000	602,212
Saipem SpA	21,060	937,545
Technip SA	7,200	836,389
Transocean Ltd. (Switzerland)	19,095	874,492
		3,250,638
Oil, Gas & Consumable Fuels - 2.5%
BG Group PLC	55,921	958,654
BP PLC	498,269	3,459,130
ENI SpA	144,016	3,415,241
INPEX Corp.	119	639,925
JX Holdings, Inc.	48,800	261,349
Oil Search Ltd. ADR	33,893	251,132
Ophir Energy PLC (a)	9,500	75,798
Origin Energy Ltd.	89,163	1,021,695
Repsol YPF SA	13,658	289,713
Royal Dutch Shell PLC:
Class A (United Kingdom)	126,716	4,242,637
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC: - continued
Class B (United Kingdom)	30,195	$ 1,042,302
Total SA	29,490	1,477,908
Tullow Oil PLC	63,355	1,397,713
Woodside Petroleum Ltd.	13,554	478,099
		19,011,296
TOTAL ENERGY		22,261,934
FINANCIALS - 8.2%
Capital Markets - 0.7%
Aberdeen Asset Management PLC	43,800	237,189
Credit Suisse Group	20,503	485,751
Investec PLC	44,600	272,747
Macquarie Group Ltd.	7,330	250,601
Partners Group Holding AG	1,780	388,000
UBS AG	217,019	3,403,193
		5,037,481
Commercial Banks - 4.6%
Australia & New Zealand Banking Group Ltd.	109,262	2,777,669
Banco Bilbao Vizcaya Argentaria SA	302,970	2,570,554
Barclays PLC	738,159	2,927,785
BNP Paribas SA	55,440	3,096,442
BOC Hong Kong (Holdings) Ltd.	167,000	512,838
Commonwealth Bank of Australia	50,669	3,156,298
Danske Bank A/S (a)	78,223	1,341,149
DBS Group Holdings Ltd.	100,000	1,183,844
DnB NOR ASA	45,600	567,942
Erste Bank AG (a)	33,740	992,359
HSBC Holdings PLC (United Kingdom)	377,229	3,852,315
Intesa Sanpaolo SpA	173,658	292,251
KBC Groupe SA	23,951	721,578
Lloyds Banking Group PLC (a)	2,091,900	1,562,131
Mitsubishi UFJ Financial Group, Inc.	488,900	2,248,648
Shinsei Bank Ltd.	335,000	570,728
Societe Generale Series A (a)	29,596	1,070,244
Standard Chartered PLC (United Kingdom)	24,342	567,443
Sumitomo Mitsui Financial Group, Inc.	64,200	2,078,180
Swedbank AB (A Shares)	52,000	960,539
United Overseas Bank Ltd.	58,860	902,719
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.	20,474	$ 544,850
Wing Hang Bank Ltd.	61,534	616,118
		35,114,624
Consumer Finance - 0.0%
Credit Saison Co. Ltd.	12,200	272,260
Diversified Financial Services - 0.2%
ING Groep NV (Certificaten Van Aandelen) (a)	36,000	325,295
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,500	240,416
ORIX Corp.	12,860	1,295,806
		1,861,517
Insurance - 1.5%
AEGON NV	231,200	1,329,607
AIA Group Ltd.	406,800	1,582,542
Allianz AG	22,494	2,923,994
AXA SA	15,990	262,755
Legal & General Group PLC	373,985	873,005
MS&AD Insurance Group Holdings, Inc.	19,100	332,980
Prudential PLC	31,634	459,861
QBE Insurance Group Ltd.	27,480	313,739
Resolution Ltd.	84,400	321,421
Sampo Oyj (A Shares)	12,000	383,142
Sony Financial Holdings, Inc.	32,600	562,372
Tokio Marine Holdings, Inc.	30,200	777,718
Zurich Financial Services AG	6,707	1,711,671
		11,834,807
Real Estate Investment Trusts - 0.5%
British Land Co. PLC	68,258	601,478
Goodman Group unit	109,325	527,103
Macquarie CountryWide Trust	85,079	317,863
Mirvac Group unit	225,080	345,293
Shopping Centres Australasia Property Group unit	6,295	9,526
Westfield Group unit	149,902	1,630,081
		3,431,344
Real Estate Management & Development - 0.7%
Aeon Mall Co. Ltd.	9,900	256,490
Cheung Kong Holdings Ltd.	20,000	305,282
Daito Trust Construction Co. Ltd.	5,000	485,795
Global Logistic Properties Ltd.	199,000	458,127
Henderson Land Development Co. Ltd.	99,648	709,733
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mitsubishi Estate Co. Ltd.	31,000	$ 600,038
Mitsui Fudosan Co. Ltd.	13,000	272,499
New World Development Co. Ltd.	191,739	303,806
Sun Hung Kai Properties Ltd.	83,000	1,214,446
Tokyo Tatemono Co. Ltd. (a)	77,000	308,981
Wharf Holdings Ltd.	102,000	785,051
		5,700,248
TOTAL FINANCIALS		63,252,281
HEALTH CARE - 3.3%
Biotechnology - 0.4%
Amarin Corp. PLC ADR (a)	18,700	232,067
Biovitrum AB (a)	35,200	169,827
CSL Ltd.	38,857	2,096,495
Grifols SA ADR	22,183	541,043
Thrombogenics NV (a)	8,300	399,507
		3,438,939
Health Care Equipment & Supplies - 0.2%
Essilor International SA	6,382	616,283
Nakanishi, Inc.	900	91,240
Olympus Corp. (a)	18,300	306,317
Sysmex Corp.	4,700	212,810
		1,226,650
Life Sciences Tools & Services - 0.1%
Lonza Group AG	5,399	260,133
Tecan Group AG	2,850	213,742
		473,875
Pharmaceuticals - 2.6%
Astellas Pharma, Inc.	20,500	1,037,789
AstraZeneca PLC (United Kingdom)	9,580	455,033
Bayer AG	22,999	2,080,334
Daiichi Sankyo Kabushiki Kaisha	14,900	230,375
Elan Corp. PLC (a)	28,300	282,909
GlaxoSmithKline PLC	106,172	2,273,791
Hikma Pharmaceuticals PLC	20,512	247,954
Novartis AG	8,834	547,420
Novo Nordisk A/S Series B	14,394	2,281,600
Roche Holding AG (participation certificate)	16,142	3,177,189
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Rohto Pharmaceutical Co. Ltd.	25,000	$ 319,174
Sanofi SA	57,773	5,160,137
Shionogi & Co. Ltd.	15,800	267,801
Takeda Pharmaceutical Co. Ltd.	21,000	961,323
UCB SA	11,800	669,798
		19,992,627
TOTAL HEALTH CARE		25,132,091
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.3%
Finmeccanica SpA (a)	59,900	314,884
Meggitt PLC	33,500	208,999
Rolls-Royce Group PLC	60,200	858,882
Rolls-Royce Group PLC Class C	4,575,200	7,330
Safran SA	21,500	880,518
		2,270,613
Building Products - 0.4%
Asahi Glass Co. Ltd.	32,000	244,657
ASSA ABLOY AB (B Shares)	25,400	918,903
Compagnie de St. Gobain	25,259	1,007,856
JS Group Corp.	30,100	639,243
		2,810,659
Commercial Services & Supplies - 0.0%
Serco Group PLC	6,044	52,968
Construction & Engineering - 0.2%
Chiyoda Corp.	34,000	492,436
VINCI SA	25,040	1,104,794
		1,597,230
Electrical Equipment - 0.4%
Alstom SA	23,761	864,803
Legrand SA	10,300	417,141
Schneider Electric SA	26,682	1,875,257
Sumitomo Electric Industries Ltd.	34,200	370,969
		3,528,170
Industrial Conglomerates - 0.3%
Keppel Corp. Ltd.	28,000	245,682
Koninklijke Philips Electronics NV	26,300	680,148
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Orkla ASA (A Shares)	85,800	$ 698,281
Siemens AG	5,036	520,653
		2,144,764
Machinery - 1.0%
Atlas Copco AB (A Shares)	14,300	368,389
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	167,800	215,861
Fiat Industrial SpA	69,600	744,060
GEA Group AG	28,821	941,764
IMI PLC	28,400	479,581
Kubota Corp.	43,000	458,361
Lonking Holdings Ltd.	454,000	103,685
Makita Corp.	10,600	449,685
Mitsubishi Heavy Industries Ltd.	185,000	862,294
NSK Ltd.	100,000	597,886
Sandvik AB	68,800	1,028,378
Schindler Holding AG (participation certificate)	5,461	766,084
SMC Corp.	2,600	440,633
Vallourec SA	5,870	304,835
		7,761,496
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	106	756,892
Orient Overseas International Ltd.	61,000	387,242
SITC International Holdings Co. Ltd.	840,000	248,200
		1,392,334
Professional Services - 0.4%
Adecco SA (Reg.)	17,174	848,600
Capita Group PLC	26,300	321,291
Experian PLC	33,900	563,225
Intertek Group PLC	5,300	262,384
Randstad Holding NV	9,600	312,194
SGS SA (Reg.)	280	628,164
		2,935,858
Road & Rail - 0.2%
East Japan Railway Co.	15,400	1,012,357
West Japan Railway Co.	14,700	588,521
		1,600,878
Trading Companies & Distributors - 0.6%
Brenntag AG	3,200	413,679
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Bunzl PLC	16,000	$ 263,778
Itochu Corp.	62,900	630,917
Kloeckner & Co. AG (a)	13,444	141,590
Mitsubishi Corp.	55,500	1,056,454
Mitsui & Co. Ltd.	79,600	1,104,818
Noble Group Ltd.	313,000	278,228
Sumitomo Corp.	19,400	241,658
Wolseley PLC	14,700	682,290
		4,813,412
Transportation Infrastructure - 0.2%
Sydney Airport unit	356,460	1,320,606
Transurban Group unit	80,832	523,852
		1,844,458
TOTAL INDUSTRIALS		32,752,840
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.0%
Alcatel-Lucent SA (a)	107,030	117,763
Computers & Peripherals - 0.1%
Gemalto NV	5,549	510,224
Toshiba Corp.	156,000	534,225
		1,044,449
Electronic Equipment & Components - 0.6%
Hitachi High-Technologies Corp.	11,200	250,146
Hitachi Ltd.	238,000	1,379,290
Keyence Corp.	2,170	607,471
Kyocera Corp.	6,200	573,736
Murata Manufacturing Co. Ltd.	12,800	728,164
Omron Corp.	12,100	269,032
Shimadzu Corp.	39,000	249,548
Taiyo Yuden Co. Ltd.	21,600	188,862
		4,246,249
Internet Software & Services - 0.1%
Kakaku.com, Inc.	7,800	268,939
Yahoo! Japan Corp.	612	206,175
		475,114
IT Services - 0.1%
Amadeus IT Holding SA Class A	20,800	485,573
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Atos Origin SA	4,888	$ 347,033
Nomura Research Institute Ltd.	12,400	240,372
		1,072,978
Office Electronics - 0.2%
Canon, Inc.	35,300	1,248,859
Ricoh Co. Ltd.	63,000	587,325
		1,836,184
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV (Netherlands)	11,011	688,519
Infineon Technologies AG	26,980	206,884
Shinko Electric Industries Co.Ltd.	20,100	141,029
STMicroelectronics NV	138,500	881,690
		1,918,122
Software - 0.4%
Konami Corp.	7,500	181,500
Sage Group PLC	78,900	393,892
SAP AG	31,897	2,490,487
		3,065,879
TOTAL INFORMATION TECHNOLOGY		13,776,738
MATERIALS - 3.1%
Chemicals - 1.5%
Air Water, Inc.	16,000	201,789
Akzo Nobel NV	6,928	395,909
Arkema SA	9,400	961,510
Asahi Kasei Corp.	58,000	331,978
BASF AG	6,144	550,551
Incitec Pivot Ltd.	73,758	242,468
Israel Chemicals Ltd.	53,700	661,538
Johnson Matthey PLC	28,939	1,112,287
JSR Corp.	14,800	274,535
Lanxess AG	16,333	1,421,719
Linde AG	7,326	1,266,725
Mitsubishi Gas Chemical Co., Inc.	35,000	207,295
Nippon Shokubai Co. Ltd.	30,000	293,007
Nitto Denko Corp.	17,800	929,639
Shin-Etsu Chemical Co., Ltd.	17,300	1,021,743
Sumitomo Chemical Co. Ltd.	65,000	186,319
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Syngenta AG (Switzerland)	2,640	$ 1,056,943
Toray Industries, Inc.	48,000	285,060
		11,401,015
Construction Materials - 0.2%
Fletcher Building Ltd.	72,771	473,152
HeidelbergCement Finance AG	12,740	692,336
James Hardie Industries NV CDI	35,139	333,340
		1,498,828
Metals & Mining - 1.4%
African Minerals Ltd. (a)	43,700	172,934
Anglo American PLC (United Kingdom)	16,500	457,995
ArcelorMittal SA (Netherlands)	17,400	264,534
BHP Billiton Ltd.	66,969	2,411,711
BHP Billiton PLC	89,818	2,828,851
Fortescue Metals Group Ltd.	204,999	836,494
Iluka Resources Ltd.	47,372	406,870
Kingsgate Consolidated NL	31,599	160,267
Medusa Mining Ltd.	20,754	130,820
Newcrest Mining Ltd.	38,127	1,020,597
Randgold Resources Ltd.	5,000	535,818
Rio Tinto PLC	11,100	551,188
Umicore SA	27,520	1,429,677
		11,207,756
Paper & Forest Products - 0.0%
China Forestry Holdings Co. Ltd.	860,000	24,923
TOTAL MATERIALS		24,132,522
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.9%
BT Group PLC	169,500	633,940
France Telecom SA	24,270	258,155
HKT Trust / HKT Ltd. unit	521,000	495,441
Iliad SA	1,515	269,542
Singapore Telecommunications Ltd.	468,000	1,269,114
Swisscom AG	2,490	1,048,449
TDC A/S	73,600	501,804
Telecom Italia SpA	782,500	712,910
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica SA	84,780	$ 1,113,703
Telenor ASA	39,500	801,931
		7,104,989
Wireless Telecommunication Services - 1.0%
NTT DoCoMo, Inc.	333	482,759
SK Telecom Co. Ltd. sponsored ADR	13,900	212,253
Softbank Corp.	56,300	2,117,577
Vodafone Group PLC	1,906,691	4,918,568
		7,731,157
TOTAL TELECOMMUNICATION SERVICES		14,836,146
UTILITIES - 1.2%
Electric Utilities - 0.7%
Chubu Electric Power Co., Inc.	25,000	338,531
Enel SpA	168,473	638,479
Fortum Corp.	10,500	189,132
Iberdrola SA	365,900	1,817,828
Scottish & Southern Energy PLC	63,100	1,440,613
SP AusNet unit	178,738	197,723
Spark Infrastructure Group unit	236,378	403,328
		5,025,634
Gas Utilities - 0.1%
Gas Natural SDG SA	37,000	574,316
Multi-Utilities - 0.4%
Centrica PLC	310,200	1,619,680
RWE AG	42,329	1,765,210
		3,384,890
TOTAL UTILITIES		8,984,840
TOTAL COMMON STOCKS (Cost $260,081,394)		262,748,716
Nonconvertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.4%
Volkswagen AG	12,125	2,624,778
Nonconvertible Preferred Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.1%
ProSiebenSat.1 Media AG	30,800	$ 901,481
TOTAL CONSUMER DISCRETIONARY		3,526,259
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	9,500	793,823
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,586,172)		4,320,082
Equity Funds - 63.7%

Foreign Large Blend Funds - 42.6%
Fidelity Advisor Overseas Fund Institutional Class (c)	4,892,633	85,963,564
Fidelity Diversified International Fund (c)	4,306,140	128,236,873
Fidelity International Discovery Fund (c)	3,527,611	115,247,051
TOTAL FOREIGN LARGE BLEND FUNDS		329,447,488
Foreign Large Growth Funds - 9.7%
Fidelity Canada Fund (c)	31,402	1,688,195
Fidelity International Capital Appreciation Fund (c)	5,401,955	73,412,573
TOTAL FOREIGN LARGE GROWTH FUNDS		75,100,768
Foreign Large Value Funds - 3.9%
Fidelity International Value Fund (c)	3,998,721	30,350,294
Foreign Small Mid Growth Funds - 1.4%
Fidelity International Small Cap Opportunities Fund (c)	970,079	10,670,870
Sector Funds - 1.7%
Fidelity International Real Estate Fund (c)	1,451,481	13,382,658
Other - 4.4%
Fidelity Advisor Global Capital Appreciation Fund Institutional Class (a)(c)	929,944	10,154,990
Equity Funds - continued
	Shares	Value
Other - continued
Fidelity Japan Fund (c)	1,276,712	$ 12,192,602
Fidelity Japan Smaller Companies Fund (c)	1,280,527	11,511,934
TOTAL OTHER		33,859,526
TOTAL EQUITY FUNDS (Cost $529,844,612)		492,811,604
Money Market Funds - 1.6%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $12,188,172)	12,188,172	12,188,172
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $805,700,350)		772,068,574
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,116,539
NET ASSETS - 100%		$ 773,185,113
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
117 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2012	$ 9,121,905	$ 352,876

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	$ 10,174,126	$ -	$ 609,554	$ -	$ 10,154,990
Fidelity Advisor Overseas Fund Institutional Class	114,999,687	-	29,974,735	-	85,963,564
Fidelity Canada Fund	2,927,278	30,157	1,180,168	-	1,688,195
Fidelity Diversified International Fund	130,110,310	10,690,690	18,728,903	-	128,236,873
Fidelity International Capital Appreciation Fund	67,963,098	1,602,740	217,468	-	73,412,573
Fidelity International Discovery Fund	128,208,120	150,787	20,214,514	-	115,247,051
Fidelity International Real Estate Fund	11,588,513	367,585	-	177,891	13,382,658
Fidelity International Small Cap Opportunities Fund	10,983,480	30,157	914,331	-	10,670,870
Fidelity International Value Fund	27,677,306	703,263	217,468	-	30,350,294
Fidelity Japan Fund	25,830,548	-	12,245,906	-	12,192,602
Fidelity Japan Smaller Companies Fund	12,204,960	60,315	914,331	-	11,511,934
Total	$ 542,667,426	$ 13,635,694	$ 85,217,378	$ 177,891	$ 492,811,604
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,090,399	$ 18,356,951	$ 11,733,448	$ -
Consumer Staples	31,849,007	16,893,881	14,955,126	-
Energy	22,261,934	7,723,442	14,538,492	-
Financials	63,252,281	36,032,878	27,219,403	-
Health Care	25,132,091	10,704,372	14,427,719	-
Industrials	32,752,840	22,361,150	10,391,690	-
Information Technology	13,776,738	1,943,606	11,833,132	-
Materials	24,132,522	12,727,189	11,380,410	24,923
Telecommunication Services	14,836,146	4,598,534	10,237,612	-
Utilities	8,984,840	8,646,309	338,531	-
Equity Funds	492,811,604	492,811,604	-	-
Money Market Funds	12,188,172	12,188,172	-	-
Total Investments in Securities:	$ 772,068,574	$ 644,988,088	$ 127,055,563	$ 24,923
Derivative Instruments:
Assets
Futures Contracts	$ 352,876	$ 352,876	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 43,318,039
Level 2 to Level 1	$ 0
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $819,515,470. Net unrealized depreciation aggregated $47,446,896, of which $47,038,743 related to appreciated investment securities and $94,485,639 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities
Fund of Funds

November 30, 2012

1.941264.100

ODF-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.2%
	Shares	Value
High Yield Fixed-Income Funds - 99.2%
BlackRock High Yield Bond Fund Institutional Class	6,019	$ 48,149
Eaton Vance Income Fund of Boston Class I	5,018	29,858
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	1,866	18,096
Fidelity Advisor High Income Fund Institutional Class (a)	2,044	17,908
Fidelity Capital & Income Fund (a)	12,131	114,274
Fidelity High Income Fund (a)	9,682	89,943
Janus High-Yield Fund Class I Shares	5,173	47,751
MainStay High Yield Corporate Bond Fund Class I	4,926	29,952
PIMCO High-Yield Fund Institutional Class	6,264	60,074
T. Rowe Price High Yield Fund	20,921	144,565
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $579,832)		600,570
NET OTHER ASSETS (LIABILITIES) - 0.8%		4,976
NET ASSETS - 100%		$ 605,546
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ -	$ 18,102	$ 771	$ 386	$ 18,096
Fidelity Advisor High Income Fund Institutional Class	-	18,135	771	420	17,908
Fidelity Capital & Income Fund	-	114,701	4,886	2,503	114,274
Fidelity High Income Fund	-	90,544	3,857	1,966	89,943
Total	$ -	$ 241,482	$ 10,285	$ 5,275	$ 240,221
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $579,932. Net unrealized appreciation aggregated $20,638, of which $20,689 related to appreciated investment securities and $51 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund of Funds

November 30, 2012

1.938038.100

RMF-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.8%
	Shares	Value
Emerging Markets Funds - 99.8%
Aberdeen Emerging Markets Fund Institutional Class	79,599	$ 1,206,723
Acadian Emerging Markets Portfolio Institutional Class	63,191	1,162,083
Eaton Vance Parametric Structured Emerging Markets Fund Class I	28,716	414,088
Fidelity Emerging Markets Fund (b)	37,872	853,263
GMO Emerging Markets Fund - Class V	105,434	1,184,027
Lazard Emerging Markets Portfolio Institutional Class	60,430	1,159,044
Oppenheimer Developing Markets Fund Class Y	12,547	425,204
SSgA Emerging Markets Fund Select Class	27,753	547,565
T. Rowe Price Emerging Markets Stock Fund	27,323	891,547
Thornburg Developing World - Class I (a)	21,234	339,750
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,128,393)		8,183,294
NET OTHER ASSETS (LIABILITIES) - 0.2%		15,540
NET ASSETS - 100%		$ 8,198,834
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ -	$ 870,152	$ 19	$ -	$ 853,263
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $8,128,957. Net unrealized appreciation aggregated $54,337, of which $114,371 related to appreciated investment securities and $60,034 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International
Multi-Manager Fund

November 30, 2012

1.938048.100

STG-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.7%
Aisin Seiki Co. Ltd.	500	$ 14,852
Bridgestone Corp.	1,500	36,357
Denso Corp.	4,800	158,672
GKN PLC	18,033	64,139
Michelin CGDE Series B	400	37,201
Nokian Tyres PLC	750	31,311
Pirelli & C SpA	2,961	34,350
		376,882
Automobiles - 2.3%
Bayerische Motoren Werke AG (BMW)	307	27,226
Brilliance China Automotive Holdings Ltd. (a)	26,000	31,635
Daihatsu Motor Co. Ltd.	1,000	17,806
Daimler AG (Germany)	3,681	181,823
Fuji Heavy Industries Ltd.	3,000	33,827
Great Wall Motor Co. Ltd. (H Shares)	13,000	42,521
Honda Motor Co. Ltd.	6,800	226,653
Hyundai Motor Co.	431	89,783
Nissan Motor Co. Ltd.	3,000	29,239
Renault SA	700	35,009
Tata Motors Ltd. sponsored ADR	2,150	53,901
Toyota Motor Corp.	10,000	430,571
		1,199,994
Distributors - 0.2%
Li & Fung Ltd.	58,000	95,492
Hotels, Restaurants & Leisure - 1.3%
Arcos Dorados Holdings, Inc. Class A	3,010	36,873
Compass Group PLC	22,180	256,212
Galaxy Entertainment Group Ltd. (a)	8,000	30,502
InterContinental Hotel Group PLC	2,580	68,986
Paddy Power PLC (Ireland)	244	18,409
Sands China Ltd.	37,200	158,636
Shangri-La Asia Ltd.	6,000	11,613
Whitbread PLC	2,039	78,370
William Hill PLC	3,600	19,449
		679,050
Household Durables - 0.1%
ARNEST ONE Corp.	800	10,939
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Berkeley Group Holdings PLC (a)	2,060	$ 54,193
JM AB (B Shares)	415	7,111
		72,243
Internet & Catalog Retail - 0.1%
Ocado Group PLC (a)	8,539	10,110
Rakuten, Inc.	2,600	21,920
		32,030
Leisure Equipment & Products - 0.1%
Sankyo Co. Ltd. (Gunma)	800	32,822
Media - 2.3%
BEC World PCL (For. Reg.)	7,300	13,858
Eutelsat Communications	600	18,560
Fuji Media Holdings, Inc.	62	90,341
ITV PLC	60,921	96,531
Mediaset Espana Comunicacion, S.A.	199	1,173
Naspers Ltd. Class N	743	45,882
Nippon Television Network Corp.	11,300	148,171
Pearson PLC	8,110	153,260
PT Media Nusantara Citra Tbk	51,500	14,360
Publicis Groupe SA	1,743	98,597
Reed Elsevier NV	28,562	412,510
Rightmove PLC	658	15,792
Schibsted ASA (B Shares)	562	23,266
T4F Entretenimento SA	200	950
UBM PLC	5,607	66,117
WPP PLC	2,437	33,460
		1,232,828
Multiline Retail - 0.3%
Debenhams PLC	1,223	2,310
Dollarama, Inc.	374	23,889
Lifestyle International Holdings Ltd.	8,000	16,991
Next PLC	300	17,596
PPR SA	300	55,950
Ryohin Keikaku Co. Ltd.	300	19,189
		135,925
Specialty Retail - 1.1%
Cia.Hering SA	1,400	31,344
Dunelm Group PLC	2,410	23,766
Esprit Holdings Ltd.	45,450	70,607
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Fast Retailing Co. Ltd.	300	$ 68,424
H&M Hennes & Mauritz AB (B Shares)	4,370	141,806
Inditex SA	702	96,229
Kingfisher PLC	5,500	24,497
Sa Sa International Holdings Ltd.	24,000	19,633
Shimamura Co. Ltd.	200	20,233
United Arrows Ltd.	400	10,293
USS Co. Ltd.	790	84,360
		591,192
Textiles, Apparel & Luxury Goods - 1.1%
Burberry Group PLC	1,500	30,930
Christian Dior SA	673	108,752
Gerry Weber International AG (Bearer)	462	21,862
Hermes International SCA	73	22,558
LVMH Moet Hennessy - Louis Vuitton SA	1,067	187,199
Swatch Group AG (Bearer)	100	48,300
Tod's SpA	175	21,337
Yue Yuen Industrial (Holdings) Ltd.	47,500	166,399
		607,337
TOTAL CONSUMER DISCRETIONARY		5,055,795
CONSUMER STAPLES - 12.5%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	700	61,469
Diageo PLC	7,820	233,249
Heineken NV (Bearer)	8,811	581,093
Ito En Ltd.	1,500	27,720
SABMiller PLC	1,900	86,072
Treasury Wine Estates Ltd.	6,517	34,210
		1,023,813
Food & Staples Retailing - 1.5%
Ain Pharmaciez, Inc.	100	5,700
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	856	42,285
Colruyt NV	509	23,421
Cosmos Pharmaceutical Corp.	100	10,320
FamilyMart Co. Ltd.	800	35,557
J Sainsbury PLC	3,800	20,785
Lawson, Inc.	4,100	277,555
Metro, Inc. Class A (sub. vtg.)	742	45,685
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
PUREGOLD Price Club, Inc.	11,000	$ 8,681
Seven & i Holdings Co., Ltd.	900	26,229
Sundrug Co. Ltd.	500	17,978
Tesco PLC	43,380	225,949
Tsuruha Holdings, Inc.	200	15,075
Woolworths Ltd.	1,376	42,046
Wumart Stores, Inc. (H Shares)	3,000	6,248
		803,514
Food Products - 4.0%
Ajinomoto Co., Inc.	2,000	28,601
Danone SA	8,273	524,792
First Resources Ltd.	9,000	15,705
M. Dias Branco SA	1,600	53,336
Nestle SA	16,411	1,074,055
Tiger Brands Ltd.	750	25,266
Unilever NV (Certificaten Van Aandelen) (Bearer)	7,032	266,856
Unilever PLC	2,300	88,251
Viscofan Envolturas Celulosicas SA	332	16,235
		2,093,097
Household Products - 1.0%
Reckitt Benckiser Group PLC	7,391	464,779
Svenska Cellulosa AB (SCA) (B Shares)	1,600	32,393
		497,172
Personal Products - 0.9%
Beiersdorf AG	200	15,685
Kao Corp.	10,200	280,465
Kobayashi Pharmaceutical Co. Ltd.	1,800	89,852
Kose Corp.	2,200	46,806
L'Oreal SA	375	50,892
		483,700
Tobacco - 3.2%
British American Tobacco PLC (United Kingdom)	13,304	698,872
Imperial Tobacco Group PLC	1,124	44,966
Japan Tobacco, Inc.	21,200	635,673
KT&G Corp.	3,593	284,453
Swedish Match Co. AB	900	31,680
		1,695,644
TOTAL CONSUMER STAPLES		6,596,940
Common Stocks - continued
	Shares	Value
ENERGY - 7.5%
Energy Equipment & Services - 1.4%
Aker Solutions ASA	1,700	$ 31,993
AMEC PLC	3,203	53,575
Fred Olsen Energy ASA	352	15,548
Fugro NV (Certificaten Van Aandelen)	126	7,560
John Wood Group PLC	3,779	47,044
Petrofac Ltd.	4,563	119,017
Saipem SpA	1,213	54,000
Schoeller-Bleckmann Oilfield Equipment AG	155	16,060
Technip SA	2,044	237,442
Tecnicas Reunidas SA	3,223	150,062
Transocean Ltd. (Switzerland)	770	35,264
		767,565
Oil, Gas & Consumable Fuels - 6.1%
BG Group PLC	13,766	235,991
BP PLC	93,553	649,472
Cairn Energy PLC	21,961	94,542
Cenovus Energy, Inc.	1,390	46,681
CNOOC Ltd.	88,000	187,940
Ecopetrol SA	21,580	62,890
ENI SpA	5,900	139,914
INPEX Corp.	22	118,305
JX Holdings, Inc.	2,500	13,389
Oil Search Ltd. ADR	1,900	14,078
Origin Energy Ltd.	4,600	52,710
Peyto Exploration & Development Corp.	2,016	50,494
Reliance Industries Ltd. GDR (c)	1,877	55,240
Royal Dutch Shell PLC:
Class A (United Kingdom)	23,750	795,185
Class B (United Kingdom)	5,630	194,342
StatoilHydro ASA	5,272	128,799
Total SA	4,809	241,006
Tullow Oil PLC	5,465	120,567
Woodside Petroleum Ltd.	727	25,644
		3,227,189
TOTAL ENERGY		3,994,754
FINANCIALS - 21.9%
Capital Markets - 1.7%
Aberdeen Asset Management PLC	2,700	14,621
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Ashmore Group PLC	6,311	$ 36,420
Azimut Holding SpA	1,039	13,553
CI Financial Corp.	1,460	35,275
Credit Suisse Group	3,156	74,771
Daiwa Securities Group, Inc.	28,000	124,623
Deutsche Bank AG	743	32,773
Hargreaves Lansdown PLC	505	6,125
Investec PLC	2,300	14,065
Julius Baer Group Ltd.	2,420	82,886
Jupiter Fund Management PLC	3,585	15,876
Partners Group Holding AG	262	57,110
UBS AG	23,354	366,227
Value Partners Group Ltd.	12,000	6,611
		880,936
Commercial Banks - 10.6%
Australia & New Zealand Banking Group Ltd.	6,000	152,533
Banco Bilbao Vizcaya Argentaria SA	13,812	117,188
Banco Santander SA (Spain)	9,230	71,104
Bank of Yokohama Ltd.	9,000	42,787
Banregio Grupo Financiero SA	2,600	11,716
Barclays PLC	117,934	467,766
BNP Paribas SA	12,261	684,803
BOC Hong Kong (Holdings) Ltd.	22,000	67,560
Chiba Bank Ltd.	7,000	41,881
Commonwealth Bank of Australia	2,600	161,960
Danske Bank A/S (a)	2,831	48,538
DBS Group Holdings Ltd.	12,000	142,061
DnB NOR ASA	12,456	155,138
Erste Bank AG (a)	6,077	178,736
First Gulf Bank PJSC	4,446	12,589
Grupo Financiero Santander Mexico SAB de CV sponsored ADR (a)	2,830	41,346
Guaranty Trust Bank PLC GDR (Reg. S)	2,528	15,421
HDFC Bank Ltd. sponsored ADR	2,438	102,689
HSBC Holdings PLC:
(Hong Kong)	23,200	236,855
(United Kingdom)	58,499	597,400
ICICI Bank Ltd. sponsored ADR	960	39,350
Industrial & Commercial Bank of China Ltd. (H Shares)	47,000	31,717
Intesa Sanpaolo SpA	17,322	29,151
Itau Unibanco Holding SA sponsored ADR	2,170	32,876
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Joyo Bank Ltd.	10,000	$ 48,873
Jyske Bank A/S (Reg.) (a)	693	19,813
Kasikornbank PCL (For. Reg.)	7,400	45,097
KBC Groupe SA	3,732	112,435
Lloyds Banking Group PLC (a)	100,000	74,675
Mitsubishi UFJ Financial Group, Inc.	36,500	167,878
North Pacific Bank Ltd. (a)	10,700	27,949
PT Bank Mandiri (Persero) Tbk	44,000	37,838
PT Bank Rakyat Indonesia Tbk	92,500	67,976
Shinsei Bank Ltd.	17,000	28,962
Siam Commercial Bank PCL (For. Reg.)	8,200	43,425
Skandinaviska Enskilda Banken AB (A Shares)	12,097	97,364
Societe Generale Series A (a)	1,100	39,778
Standard Chartered PLC (United Kingdom)	8,439	196,724
Sumitomo Mitsui Financial Group, Inc.	16,300	527,638
Swedbank AB (A Shares)	2,300	42,485
Sydbank A/S (a)	1,121	20,148
The Hachijuni Bank Ltd.	7,000	35,512
The Suruga Bank Ltd.	2,000	25,912
Turkiye Halk Bankasi A/S	3,732	36,133
UniCredit SpA (a)	22,613	105,285
Unione di Banche Italiane SCPA	3,760	14,690
United Overseas Bank Ltd.	3,000	46,010
Westpac Banking Corp.	8,310	221,144
Wing Hang Bank Ltd.	2,013	20,155
		5,587,064
Consumer Finance - 0.1%
AEON Credit Service Co. Ltd.	2,900	56,827
Credit Saison Co. Ltd.	600	13,390
		70,217
Diversified Financial Services - 1.3%
Bolsas Y Mercados Espanoles	79	1,712
Deutsche Boerse AG	2,604	146,675
FirstRand Ltd.	13,883	45,364
IG Group Holdings PLC	6,929	47,014
ING Groep NV (Certificaten Van Aandelen) (a)	27,272	246,429
Inversiones La Construccion SA	502	9,373
Mitsubishi UFJ Lease & Finance Co. Ltd.	280	12,239
ORIX Corp.	1,840	185,403
		694,209
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 5.4%
AEGON NV	10,100	$ 58,084
AIA Group Ltd.	82,200	319,776
Allianz AG	958	124,530
Amlin PLC	10,772	66,686
Aviva PLC	27,303	153,663
AXA SA	15,162	249,149
Catlin Group Ltd.	6,427	49,714
Delta Lloyd NV	5,740	85,663
Euler Hermes SA	446	35,383
Hiscox Ltd.	21,007	161,820
Jardine Lloyd Thompson Group PLC	4,182	51,524
Lancashire Holdings Ltd.	2,540	32,413
Legal & General Group PLC	19,194	44,805
MS&AD Insurance Group Holdings, Inc.	1,000	17,434
Muenchener Rueckversicherungs AG	862	147,141
Prudential PLC	5,217	75,839
RenaissanceRe Holdings Ltd.	755	62,484
Resolution Ltd.	3,700	14,091
Sampo Oyj (A Shares)	500	15,964
Samsung Fire & Marine Insurance Co. Ltd.	120	24,277
Sony Financial Holdings, Inc.	15,000	258,760
St. James's Place Capital PLC	2,121	13,569
Swiss Re Ltd.	4,960	357,268
Tokio Marine Holdings, Inc.	1,000	25,752
Zurich Financial Services AG	1,623	414,200
		2,859,989
Real Estate Investment Trusts - 0.5%
British Land Co. PLC	2,936	25,872
Derwent London PLC	808	26,732
Goodman Group unit	5,603	27,014
Mirvac Group unit	9,356	14,353
Shopping Centres Australasia Property Group unit	275	416
Unibail-Rodamco	465	109,128
Westfield Group unit	6,000	65,246
		268,761
Real Estate Management & Development - 2.3%
Aeon Mall Co. Ltd.	400	10,363
BR Malls Participacoes SA	2,200	28,262
Brookfield Asset Management, Inc. Class A	3,104	108,055
China Overseas Land and Investment Ltd.	18,000	53,302
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Daito Trust Construction Co. Ltd.	700	$ 68,011
Deutsche Wohnen AG	8,536	165,079
Global Logistic Properties Ltd.	41,000	94,388
GSW Immobilien AG	3,790	160,639
Hang Lung Properties Ltd.	24,000	87,946
Henderson Land Development Co. Ltd.	5,032	35,840
Mitsubishi Estate Co. Ltd.	2,000	38,712
Parque Arauco SA	12,254	27,262
PT Alam Sutera Realty Tbk	210,000	13,353
SM Prime Holdings, Inc.	47,875	18,258
Sumitomo Realty & Development Co. Ltd.	3,000	82,046
Sun Hung Kai Properties Ltd.	4,000	58,528
TAG Immobilien AG	6,100	73,780
TAG Immobilien AG rights 12/7/12 (a)	5,560	0
Tokyo Tatemono Co. Ltd. (a)	3,000	12,038
Wharf Holdings Ltd.	6,000	46,179
		1,182,041
TOTAL FINANCIALS		11,543,217
HEALTH CARE - 9.4%
Biotechnology - 0.3%
Abcam PLC	2,426	14,002
Amarin Corp. PLC ADR (a)	800	9,928
CSL Ltd.	1,800	97,117
Grifols SA ADR	1,000	24,390
Thrombogenics NV (a)	300	14,440
		159,877
Health Care Equipment & Supplies - 0.7%
Cochlear Ltd.	339	26,675
Coloplast A/S Series B	272	63,492
Essilor International SA	226	21,824
Getinge AB (B Shares)	2,403	77,471
GN Store Nordic A/S	1,614	22,805
Nihon Kohden Corp.	1,800	59,146
Olympus Corp. (a)	700	11,717
Sonova Holding AG Class B	556	60,718
Sysmex Corp.	300	13,584
		357,432
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.4%
Diagnosticos da America SA	7,000	$ 40,687
Fresenius SE & Co. KGaA	511	59,068
Life Healthcare Group Holdings Ltd.	4,626	16,651
Miraca Holdings, Inc.	2,000	81,402
Qualicorp SA (a)	900	8,740
Ship Healthcare Holdings, Inc.	500	15,572
		222,120
Health Care Technology - 0.0%
So-net M3, Inc.	9	16,593
Life Sciences Tools & Services - 0.0%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	554	9,080
Pharmaceuticals - 8.0%
Aspen Pharmacare Holdings Ltd.	2,246	39,529
Astellas Pharma, Inc.	2,300	116,435
Bayer AG	9,307	841,848
Celltrion, Inc.	289	6,941
CFR Pharmaceuticals SA	56,837	13,827
Daiichi Sankyo Kabushiki Kaisha	1,000	15,461
Elan Corp. PLC (a)	1,000	9,997
GlaxoSmithKline PLC	17,535	375,532
Hikma Pharmaceuticals PLC	1,053	12,729
Hisamitsu Pharmaceutical Co., Inc.	900	46,919
Novartis AG	8,266	512,222
Novo Nordisk A/S Series B	769	121,895
PT Kalbe Farma Tbk	242,500	26,036
Roche Holding AG (participation certificate)	4,620	909,343
Rohto Pharmaceutical Co. Ltd.	1,000	12,767
Sanofi SA	8,100	723,471
Santen Pharmaceutical Co. Ltd.	6,000	257,825
Shionogi & Co. Ltd.	800	13,560
Takeda Pharmaceutical Co. Ltd.	1,300	59,510
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,496	60,364
UCB SA	500	28,381
		4,204,592
TOTAL HEALTH CARE		4,969,694
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.1%
Cobham PLC	34,505	117,198
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Meggitt PLC	6,185	$ 38,587
MTU Aero Engines Holdings AG	471	41,893
Rolls-Royce Group PLC	21,857	311,837
Rolls-Royce Group PLC Class C	1,661,132	2,661
Safran SA	1,300	53,241
Zodiac Aerospace	237	26,477
		591,894
Air Freight & Logistics - 1.0%
Deutsche Post AG	7,495	155,572
PostNL NV	34,153	116,063
Yamato Holdings Co. Ltd.	18,200	273,183
		544,818
Airlines - 0.5%
Copa Holdings SA Class A	280	26,555
Ryanair Holdings PLC sponsored ADR	2,600	89,518
Singapore Airlines Ltd.	16,000	140,390
		256,463
Building Products - 0.5%
ASSA ABLOY AB (B Shares)	1,300	47,030
Compagnie de St. Gobain	1,100	43,891
Geberit AG (Reg.)	640	135,224
JS Group Corp.	1,500	31,856
		258,001
Commercial Services & Supplies - 0.3%
Babcock International Group PLC	4,435	70,807
BIC SA	259	32,371
Brambles Ltd.	6,122	46,256
RPS Group PLC	2,450	8,333
Serco Group PLC	593	5,197
Valid Solucoes SA	500	9,126
		172,090
Construction & Engineering - 1.2%
Balfour Beatty PLC	30,375	125,702
Chiyoda Corp.	2,000	28,967
JGC Corp.	13,000	430,524
VINCI SA	900	39,709
		624,902
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 1.3%
Alstom SA	742	$ 27,006
Legrand SA	10,500	425,241
Schneider Electric SA	3,397	238,747
Sumitomo Electric Industries Ltd.	1,000	10,847
		701,841
Industrial Conglomerates - 1.4%
Bidvest Group Ltd.	1,680	39,647
Hutchison Whampoa Ltd.	9,000	92,552
Keppel Corp. Ltd.	17,000	149,164
Koninklijke Philips Electronics NV	1,300	33,619
Orkla ASA (A Shares)	2,600	21,160
SembCorp Industries Ltd.	9,000	38,194
Siemens AG	3,568	368,882
		743,218
Machinery - 2.3%
Andritz AG	851	54,232
Atlas Copco AB (A Shares)	4,064	104,695
Burckhardt Compression Holding AG	10	3,156
Fanuc Corp.	700	118,520
Fiat Industrial SpA	2,400	25,657
GEA Group AG	900	29,409
Glory Ltd.	5,900	130,710
IMI PLC	1,100	18,575
Joy Global, Inc.	1,820	103,722
Kone Oyj (B Shares)	809	60,604
Kubota Corp.	2,000	21,319
Makita Corp.	500	21,212
Mitsubishi Heavy Industries Ltd.	9,000	41,949
NSK Ltd.	2,000	11,958
PT United Tractors Tbk	3,000	5,332
Rotork PLC	670	26,621
Sandvik AB	2,600	38,863
Schindler Holding AG (participation certificate)	1,645	230,765
SembCorp Marine Ltd.	32,000	119,548
Sinotruk Hong Kong Ltd.	33,500	22,261
SMC Corp.	100	16,947
Spirax-Sarco Engineering PLC	470	16,438
		1,222,493
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	6	42,843
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Kuehne & Nagel International AG	760	$ 91,525
Orient Overseas International Ltd.	3,000	19,045
		153,413
Professional Services - 0.6%
Adecco SA (Reg.)	805	39,777
Bertrandt AG	47	4,526
Capita Group PLC	1,300	15,881
Experian PLC	4,409	73,252
Intertek Group PLC	400	19,803
Michael Page International PLC	13,608	77,681
SGS SA (Reg.)	33	74,034
		304,954
Road & Rail - 0.5%
Canadian National Railway Co.	1,129	101,540
East Japan Railway Co.	1,800	118,327
West Japan Railway Co.	500	20,018
		239,885
Trading Companies & Distributors - 1.2%
Brenntag AG	1,052	135,997
Bunzl PLC	11,796	194,470
Itochu Corp.	4,000	40,122
Mills Estruturas e Servicos de Engenharia SA	800	11,775
Misumi Group, Inc.	500	13,199
Mitsubishi Corp.	5,800	110,404
Mitsui & Co. Ltd.	4,100	56,906
Noble Group Ltd.	12,000	10,667
Wolseley PLC	1,367	63,448
		636,988
Transportation Infrastructure - 0.4%
CCR SA	4,300	36,947
China Merchant Holdings International Co. Ltd.	16,000	48,515
International Container Terminal Services, Inc.	4,900	8,527
Sydney Airport unit	19,000	70,391
Transurban Group unit	4,300	27,867
		192,247
TOTAL INDUSTRIALS		6,643,207
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 0.8%
Nokia Corp.	31,172	$ 102,420
Telefonaktiebolaget LM Ericsson (B Shares)	33,319	312,321
		414,741
Computers & Peripherals - 0.3%
ASUSTeK Computer, Inc.	3,000	33,081
ASUSTeK Computer, Inc. GDR (Reg. S)	967	52,121
Gemalto NV	366	33,653
Lenovo Group Ltd.	40,000	37,676
Toshiba Corp.	3,000	10,274
		166,805
Electronic Equipment & Components - 0.9%
China High Precision Automation Group Ltd.	15,000	2,160
Halma PLC	14,893	104,176
Hirose Electric Co. Ltd.	600	68,405
Hitachi High-Technologies Corp.	600	13,401
Hitachi Ltd.	8,000	46,363
HLS Systems International Ltd. (a)	943	10,241
Keyence Corp.	100	27,994
Kyocera Corp.	400	37,015
Murata Manufacturing Co. Ltd.	700	39,821
Oxford Instruments PLC	399	8,700
Shimadzu Corp.	2,000	12,797
Spectris PLC	2,354	72,525
Venture Corp. Ltd.	7,000	44,847
		488,445
Internet Software & Services - 0.3%
Kakaku.com, Inc.	400	13,792
Moneysupermarket.com Group PLC	7,232	18,852
Yahoo! Japan Corp.	351	118,248
		150,892
IT Services - 1.3%
Amadeus IT Holding SA Class A	11,107	259,291
Atos Origin SA	251	17,820
Cielo SA	1,100	28,648
Cognizant Technology Solutions Corp. Class A (a)	810	54,456
Computershare Ltd.	7,324	66,497
Nomura Research Institute Ltd.	8,600	166,710
Obic Co. Ltd.	430	95,799
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Sonda SA	3,621	$ 10,766
Sonda SA rights 1/4/13 (a)	469	0
		699,987
Office Electronics - 0.7%
Canon, Inc.	6,900	244,111
Neopost SA	1,808	94,467
Ricoh Co. Ltd.	4,000	37,290
		375,868
Semiconductors & Semiconductor Equipment - 1.5%
Aixtron AG	926	11,672
ARM Holdings PLC	3,457	43,005
ASM International NV (Netherlands)	1,101	38,590
ASML Holding NV (Netherlands)	1,390	86,917
Samsung Electronics Co. Ltd.	166	215,608
Spreadtrum Communications, Inc. ADR	589	10,944
STMicroelectronics NV	5,300	33,740
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	14,900	257,323
Tokyo Electron Ltd.	1,800	80,638
		778,437
Software - 0.9%
Dassault Systemes SA	643	72,754
Nintendo Co. Ltd.	600	72,104
Sage Group PLC	2,600	12,980
SAP AG	3,873	302,400
SimCorp A/S	64	14,225
		474,463
TOTAL INFORMATION TECHNOLOGY		3,549,638
MATERIALS - 7.7%
Chemicals - 4.8%
Air Water, Inc.	1,000	12,612
Akzo Nobel NV	8,516	486,657
Arkema SA	1,282	131,134
Asahi Kasei Corp.	4,000	22,895
BASF AG	532	47,671
China BlueChemical Ltd. (H Shares)	34,000	21,233
Chugoku Marine Paints Ltd.	4,000	21,755
Croda International PLC	408	15,564
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Elementis PLC	5,198	$ 18,488
Givaudan SA	306	307,255
HEXPOL AB (B Shares)	384	18,902
Israel Chemicals Ltd.	2,900	35,726
Johnson Matthey PLC	2,818	108,311
JSR Corp.	1,200	22,260
Lanxess AG	800	69,637
Linde AG	2,997	518,206
Nippon Paint Co. Ltd.	4,000	33,261
Nitto Denko Corp.	900	47,004
Shin-Etsu Chemical Co., Ltd.	4,700	277,583
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	523	29,602
Sumitomo Chemical Co. Ltd.	3,000	8,599
Symrise AG	3,839	133,683
Syngenta AG (Switzerland)	300	120,107
Toray Industries, Inc.	2,000	11,878
Victrex PLC	878	21,635
		2,541,658
Construction Materials - 0.1%
Fletcher Building Ltd.	3,732	24,265
HeidelbergCement Finance AG	400	21,737
James Hardie Industries NV CDI	1,395	13,233
		59,235
Containers & Packaging - 0.5%
Rexam PLC	19,482	136,620
Smurfit Kappa Group PLC	10,639	124,667
		261,287
Metals & Mining - 2.3%
Anglo American PLC (United Kingdom)	700	19,430
BHP Billiton Ltd.	2,607	93,884
BHP Billiton PLC	4,521	142,391
Fortescue Metals Group Ltd.	7,000	28,563
Glencore International PLC	21,682	120,019
Grupo Mexico SA de CV Series B	15,400	50,105
Iluka Resources Ltd.	14,105	121,145
Medusa Mining Ltd.	2,800	17,649
Newcrest Mining Ltd.	3,710	99,311
Randgold Resources Ltd.	300	32,149
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto PLC	7,718	$ 383,249
Umicore SA	1,600	83,121
		1,191,016
TOTAL MATERIALS		4,053,196
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 2.0%
Bezeq Israeli Telecommunication Corp. Ltd.	20,590	25,322
BT Group PLC	20,350	76,110
China Unicom Ltd.	68,000	105,634
Deutsche Telekom AG	10,190	112,250
HKT Trust / HKT Ltd. unit	27,000	25,675
Hutchison Telecommunications Hong Kong Holdings Ltd.	46,000	20,477
Iliad SA	115	20,460
Koninklijke KPN NV	4,336	24,530
Singapore Telecommunications Ltd.	19,000	51,524
Swisscom AG	110	46,317
TDC A/S	16,938	115,483
Telecom Italia SpA	59,960	54,628
Telefonica SA	2,693	35,376
Telenor ASA	6,556	133,100
Telstra Corp. Ltd.	27,191	122,303
Vivendi SA	3,584	77,003
		1,046,192
Wireless Telecommunication Services - 3.6%
Advanced Info Service PCL (For. Reg.)	6,000	43,018
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,433	29,497
KDDI Corp.	11,200	831,073
NTT DoCoMo, Inc.	111	160,920
SmarTone Telecommunications Holdings Ltd.	11,000	20,495
Softbank Corp.	2,500	94,031
TIM Participacoes SA sponsored ADR	1,670	29,609
Vodafone Group PLC	276,510	713,295
		1,921,938
TOTAL TELECOMMUNICATION SERVICES		2,968,130
Common Stocks - continued
	Shares	Value
UTILITIES - 2.2%
Electric Utilities - 0.9%
Ceske Energeticke Zavody A/S	1,333	$ 44,295
Chubu Electric Power Co., Inc.	1,300	17,604
Enel SpA	5,362	20,321
Energias do Brasil SA	12,300	69,766
Iberdrola SA	16,600	82,470
Red Electrica Corporacion SA	595	27,571
Scottish & Southern Energy PLC	6,733	153,719
Spark Infrastructure Group unit	25,000	42,657
		458,403
Gas Utilities - 0.7%
China Resources Gas Group Ltd.	6,000	12,944
Enagas SA	6,780	138,747
Gas Natural SDG SA	1,400	21,731
Snam Rete Gas SpA	24,177	106,908
Tokyo Gas Co. Ltd.	20,000	98,184
		378,514
Independent Power Producers & Energy Traders - 0.1%
Tractebel Energia SA	1,200	19,571
Multi-Utilities - 0.5%
Centrica PLC	16,000	83,543
GDF Suez	2,830	63,655
RWE AG	2,200	91,745
Suez Environnement SA	3,820	41,633
		280,576
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	400	16,192
TOTAL UTILITIES		1,153,256
TOTAL COMMON STOCKS (Cost $47,771,242)		50,527,827
Nonconvertible Preferred Stocks - 1.1%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Volkswagen AG	500	108,238
Nonconvertible Preferred Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.1%
ProSiebenSat.1 Media AG	1,600	$ 46,830
TOTAL CONSUMER DISCRETIONARY		155,068
CONSUMER STAPLES - 0.5%
Household Products - 0.5%
Henkel AG & Co. KGaA	3,451	288,367
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telecom Italia SpA (Risparmio Shares)	194,801	155,592
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $560,458)		599,027
Equity Funds - 0.5%

Foreign Large Blend Funds - 0.5%
iShares MSCI EAFE Index ETF (Cost $243,530)	4,550	250,660
Money Market Funds - 2.5%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $1,298,869)	1,298,869	1,298,869
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $49,874,099)		52,676,383
NET OTHER ASSETS (LIABILITIES) - 0.2%		88,811
NET ASSETS - 100%		$ 52,765,194
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,240 or 0.1% of net assets.

Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,210,863	$ 3,500,488	$ 1,710,375	$ -
Consumer Staples	6,885,307	4,039,079	2,846,228	-
Energy	3,994,754	1,526,402	2,468,352	-
Financials	11,543,217	7,117,453	4,425,764	-
Health Care	4,969,694	2,506,086	2,463,608	-
Industrials	6,643,207	4,743,738	1,899,469	-
Information Technology	3,549,638	1,570,241	1,977,237	2,160
Materials	4,053,196	2,823,569	1,229,627	-
Telecommunication Services	3,123,722	897,063	2,226,659	-
Utilities	1,153,256	1,037,468	115,788	-
Equity Funds	250,660	250,660	-	-
Money Market Funds	1,298,869	1,298,869	-	-
Total Investments in Securities:	$ 52,676,383	$ 31,311,116	$ 21,363,107	$ 2,160
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $49,939,254. Net unrealized appreciation aggregated $2,737,129, of which $3,994,190 related to appreciated investment securities and $1,257,061 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Income Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2012

1.912893.102

SSC-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Comcast Corp.:
4.65% 7/15/42	$ 6,237,000	$ 6,595,989
5.15% 3/1/20	2,184,000	2,607,091
5.7% 5/15/18	1,615,000	1,961,923
6.4% 3/1/40	660,000	861,443
6.5% 1/15/17	1,764,000	2,140,439
COX Communications, Inc. 3.25% 12/15/22 (e)	956,000	966,945
NBCUniversal Media LLC:
5.15% 4/30/20	1,382,000	1,643,903
6.4% 4/30/40	2,438,000	3,120,223
News America Holdings, Inc. 7.75% 12/1/45	1,100,000	1,550,648
News America, Inc.:
6.15% 3/1/37	2,054,000	2,507,846
6.15% 2/15/41	3,381,000	4,245,343
Time Warner Cable, Inc.:
4% 9/1/21	7,100,000	7,718,268
4.5% 9/15/42	1,735,000	1,689,243
6.75% 7/1/18	1,413,000	1,768,772
Time Warner, Inc. 6.2% 3/15/40	2,433,000	3,041,369
Viacom, Inc.:
3.5% 4/1/17	530,000	574,703
6.75% 10/5/37	1,010,000	1,334,113
		44,328,261
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Beam, Inc.:
1.875% 5/15/17	453,000	465,043
3.25% 5/15/22	537,000	561,090
FBG Finance Ltd. 5.125% 6/15/15 (e)	1,313,000	1,447,716
Fortune Brands, Inc.:
5.375% 1/15/16	146,000	164,042
5.875% 1/15/36	478,000	563,845
6.375% 6/15/14	623,000	674,140
Heineken NV:
1.4% 10/1/17 (e)	1,262,000	1,264,461
2.75% 4/1/23 (e)	1,319,000	1,305,391
4% 10/1/42 (e)	423,000	408,395
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	1,593,000	1,727,803
		8,581,926
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	$ 1,045,000	$ 1,056,591
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	3,787,000	4,605,045
6.125% 2/1/18	1,549,000	1,895,528
6.5% 8/11/17	1,194,000	1,466,762
6.5% 2/9/40	435,000	587,149
		8,554,484
Tobacco - 0.1%
Altria Group, Inc.:
2.85% 8/9/22	4,568,000	4,519,798
4.25% 8/9/42	1,568,000	1,553,805
9.25% 8/6/19	449,000	625,172
9.7% 11/10/18	476,000	671,579
Reynolds American, Inc.:
3.25% 11/1/22	1,294,000	1,315,291
4.75% 11/1/42	2,000,000	2,024,268
6.75% 6/15/17	1,810,000	2,210,415
7.25% 6/15/37	2,443,000	3,238,495
		16,158,823
TOTAL CONSUMER STAPLES		34,351,824
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	1,717,000	1,836,053
5.35% 3/15/20 (e)	2,258,000	2,498,838
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	1,549,000	1,668,101
5% 10/1/21	1,212,000	1,377,728
FMC Technologies, Inc.:
2% 10/1/17	315,000	318,506
3.45% 10/1/22	571,000	584,767
Transocean, Inc.:
5.05% 12/15/16	1,260,000	1,402,417
6.375% 12/15/21	1,664,000	2,009,210
		11,695,620
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	$ 6,072,000	$ 7,289,381
DCP Midstream Operating LP 2.5% 12/1/17	1,182,000	1,180,452
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,209,670
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,372,569
Motiva Enterprises LLC 5.75% 1/15/20 (e)	1,497,000	1,826,732
Nakilat, Inc. 6.067% 12/31/33 (e)	666,000	815,850
Petro-Canada 6.05% 5/15/18	497,000	606,418
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,441,000	5,764,321
5.375% 1/27/21	3,246,000	3,650,419
Petroleos Mexicanos:
4.875% 1/24/22	2,000,000	2,260,000
5.5% 6/27/44	2,207,000	2,416,665
6.5% 6/2/41	2,928,000	3,681,960
Phillips 66:
4.3% 4/1/22 (e)	1,979,000	2,190,868
5.875% 5/1/42 (e)	1,694,000	2,032,719
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	5,776,000	6,160,757
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (e)	647,000	811,985
Spectra Energy Partners, LP:
2.95% 6/15/16	737,000	759,257
4.6% 6/15/21	390,000	427,232
Suncor Energy, Inc. 6.1% 6/1/18	1,527,000	1,867,100
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	482,000	561,573
Western Gas Partners LP 5.375% 6/1/21	2,207,000	2,531,319
Williams Partners LP 4.125% 11/15/20	394,000	431,949
		52,849,196
TOTAL ENERGY		64,544,816
FINANCIALS - 1.9%
Capital Markets - 0.2%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	2,497,000	2,853,237
5.75% 1/24/22	3,211,000	3,808,625
5.95% 1/18/18	1,219,000	1,410,483
6.75% 10/1/37	4,983,000	5,534,992
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 623,000	$ 719,326
7.125% 5/15/15	1,957,000	2,169,904
Morgan Stanley:
4.75% 4/1/14	428,000	442,987
4.875% 11/1/22	4,525,000	4,708,353
5.75% 1/25/21	3,389,000	3,869,147
6.625% 4/1/18	2,019,000	2,350,740
7.3% 5/13/19	1,209,000	1,466,640
		29,334,434
Commercial Banks - 0.3%
Bank of America NA 5.3% 3/15/17	984,000	1,099,829
Credit Suisse 6% 2/15/18	2,345,000	2,701,944
Discover Bank:
7% 4/15/20	1,627,000	2,039,732
8.7% 11/18/19	357,000	472,859
Fifth Third Bancorp:
4.5% 6/1/18	520,000	575,336
8.25% 3/1/38	603,000	873,796
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	1,003,000	1,005,508
HBOS PLC 6.75% 5/21/18 (e)	773,000	821,313
Huntington Bancshares, Inc. 7% 12/15/20	404,000	492,222
JPMorgan Chase Bank 6% 10/1/17	6,514,000	7,713,143
Marshall & Ilsley Bank 5% 1/17/17	3,905,000	4,346,351
Regions Bank:
6.45% 6/26/37	2,533,000	2,640,653
7.5% 5/15/18	4,546,000	5,455,200
Regions Financial Corp.:
5.75% 6/15/15	277,000	299,160
7.75% 11/10/14	1,190,000	1,311,975
Royal Bank of Scotland Group PLC 6.125% 12/15/22	2,529,000	2,591,535
Wachovia Corp. 4.875% 2/15/14	1,083,000	1,129,777
		35,570,333
Consumer Finance - 0.0%
Discover Financial Services:
3.85% 11/21/22 (e)	1,268,000	1,276,763
5.2% 4/27/22	1,093,000	1,227,044
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.625% 10/2/15 (e)	$ 797,000	$ 802,519
2.125% 10/2/17 (e)	881,000	891,798
		4,198,124
Diversified Financial Services - 0.4%
Bank of America Corp.:
3.875% 3/22/17	890,000	967,636
5.65% 5/1/18	1,325,000	1,534,921
5.75% 12/1/17	3,470,000	4,012,070
6.5% 8/1/16	1,370,000	1,591,074
BP Capital Markets PLC 4.742% 3/11/21	3,200,000	3,754,621
Capital One Capital V 10.25% 8/15/39	2,059,000	2,069,295
Citigroup, Inc.:
3.953% 6/15/16	1,713,000	1,845,331
4.75% 5/19/15	5,000,000	5,402,395
5.875% 1/30/42	2,667,000	3,317,671
6.125% 5/15/18	495,000	592,259
6.5% 8/19/13	333,000	346,182
JPMorgan Chase & Co.:
3.25% 9/23/22	8,415,000	8,696,448
4.35% 8/15/21	3,217,000	3,603,014
4.5% 1/24/22	2,000,000	2,260,984
4.95% 3/25/20	3,248,000	3,756,036
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	1,619,000	1,642,947
TECO Finance, Inc.:
4% 3/15/16	364,000	391,081
5.15% 3/15/20	523,000	614,072
		46,398,037
Insurance - 0.3%
American International Group, Inc. 4.875% 9/15/16	1,209,000	1,353,183
Aon Corp.:
3.125% 5/27/16	3,625,000	3,836,526
5% 9/30/20	540,000	623,053
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,589,000	1,703,004
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(g)	2,630,000	2,695,750
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	2,077,000	2,362,828
6.625% 4/15/42	745,000	932,430
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	$ 1,847,000	$ 2,004,294
6.7% 8/15/16 (e)	1,887,000	2,169,401
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,026,000	1,168,513
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	1,109,000	1,304,651
MetLife, Inc.:
1.756% 12/15/17 (c)	1,057,000	1,074,226
3.048% 12/15/22	2,166,000	2,215,497
6.75% 6/1/16	1,135,000	1,355,713
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	1,338,000	1,899,126
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,250,027
4.75% 9/17/15	1,859,000	2,048,025
5.8% 11/16/41	1,463,000	1,715,094
6.2% 11/15/40	725,000	883,589
7.375% 6/15/19	438,000	559,311
Symetra Financial Corp. 6.125% 4/1/16 (e)	1,239,000	1,347,888
Unum Group:
5.625% 9/15/20	1,220,000	1,398,160
5.75% 8/15/42	2,210,000	2,391,273
		38,291,562
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	631,000	678,654
Boston Properties, Inc. 3.85% 2/1/23	2,456,000	2,608,616
Camden Property Trust 5.375% 12/15/13	460,000	479,409
DDR Corp. 4.625% 7/15/22	1,599,000	1,739,392
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,652,000	1,827,925
7.5% 4/1/17	663,000	797,738
9.625% 3/15/16	1,009,000	1,246,126
Duke Realty LP:
3.875% 10/15/22	1,804,000	1,841,577
4.375% 6/15/22	1,237,000	1,310,474
4.625% 5/15/13	80,000	81,354
5.4% 8/15/14	1,410,000	1,502,441
5.5% 3/1/16	1,275,000	1,411,782
5.95% 2/15/17	389,000	445,314
6.25% 5/15/13	4,501,000	4,606,512
6.5% 1/15/18	1,281,000	1,504,674
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
3.75% 11/15/22	$ 3,200,000	$ 3,195,622
5.375% 10/15/15	203,000	222,406
6% 9/15/17	822,000	946,450
6.25% 1/15/17	540,000	617,313
Federal Realty Investment Trust:
5.4% 12/1/13	664,000	693,499
5.9% 4/1/20	351,000	418,317
6.2% 1/15/17	307,000	358,192
Health Care REIT, Inc. 2.25% 3/15/18	780,000	779,650
HRPT Properties Trust:
5.75% 11/1/15	564,000	601,424
6.65% 1/15/18	809,000	912,829
UDR, Inc. 5.5% 4/1/14	1,615,000	1,703,602
United Dominion Realty Trust, Inc. 5.25% 1/15/15	439,000	473,325
Weingarten Realty Investors 3.375% 10/15/22	472,000	472,351
		33,476,968
Real Estate Management & Development - 0.4%
AMB Property LP:
5.9% 8/15/13	1,148,000	1,180,942
6.3% 6/1/13	1,166,000	1,192,097
BioMed Realty LP:
3.85% 4/15/16	1,500,000	1,591,854
4.25% 7/15/22	975,000	1,027,677
6.125% 4/15/20	473,000	555,753
Brandywine Operating Partnership LP:
4.95% 4/15/18	386,000	421,846
5.7% 5/1/17	567,000	636,990
7.5% 5/15/15	111,000	125,066
Colonial Properties Trust 5.5% 10/1/15	1,516,000	1,651,076
Colonial Realty LP 6.05% 9/1/16	1,122,000	1,258,674
Digital Realty Trust LP 4.5% 7/15/15	1,675,000	1,795,416
ERP Operating LP:
4.625% 12/15/21	2,855,000	3,218,753
4.75% 7/15/20	3,056,000	3,447,238
5.2% 4/1/13	1,606,000	1,628,145
5.75% 6/15/17	437,000	517,836
Liberty Property LP:
4.125% 6/15/22	1,061,000	1,120,408
4.75% 10/1/20	2,674,000	2,919,543
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 799,000	$ 911,421
6.625% 10/1/17	938,000	1,128,882
Mack-Cali Realty LP:
2.5% 12/15/17	1,744,000	1,747,376
4.5% 4/18/22	644,000	687,177
Post Apartment Homes LP:
3.375% 12/1/22	460,000	464,531
6.3% 6/1/13	1,384,000	1,423,494
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	1,762,000	1,858,780
5.5% 1/15/14 (e)	1,140,000	1,175,638
Reckson Operating Partnership LP 6% 3/31/16	310,000	341,701
Simon Property Group LP:
4.125% 12/1/21	1,213,000	1,364,773
4.2% 2/1/15	511,000	543,050
5.1% 6/15/15	795,000	878,810
Tanger Properties LP:
6.125% 6/1/20	1,439,000	1,720,913
6.15% 11/15/15	3,307,000	3,766,356
		42,302,216
TOTAL FINANCIALS		229,571,674
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Amgen, Inc.:
5.15% 11/15/41	4,224,000	4,806,887
5.375% 5/15/43	731,000	862,059
5.65% 6/15/42	1,868,000	2,261,037
		7,929,983
Health Care Providers & Services - 0.1%
Aetna, Inc.:
1.5% 11/15/17	305,000	307,605
2.75% 11/15/22	1,231,000	1,235,593
4.125% 11/15/42	687,000	688,258
Aristotle Holding, Inc.:
3.5% 11/15/16 (e)	3,017,000	3,242,684
4.75% 11/15/21 (e)	3,998,000	4,571,565
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.:
3.125% 5/15/16	$ 1,541,000	$ 1,630,182
6.25% 6/15/14	394,000	425,911
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,151,194
UnitedHealth Group, Inc.:
2.75% 2/15/23	412,000	417,900
3.95% 10/15/42	564,000	558,706
WellPoint, Inc.:
3.3% 1/15/23	2,489,000	2,558,543
4.65% 1/15/43	2,651,000	2,776,448
		19,564,589
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17 (e)	2,480,000	2,514,249
2.9% 11/6/22 (e)	2,543,000	2,594,539
4.4% 11/6/42 (e)	2,484,000	2,627,680
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	829,000	844,258
3.25% 10/1/22	1,238,000	1,272,315
4.625% 10/1/42	747,000	786,688
		10,639,729
TOTAL HEALTH CARE		38,134,301
INDUSTRIALS - 0.1%
Airlines - 0.1%
Continental Airlines, Inc.:
4% 4/29/26	1,117,000	1,177,039
6.545% 8/2/20	274,982	303,855
6.795% 2/2/20	75,354	79,023
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	469,609	489,567
8.36% 1/20/19	1,760,387	1,927,624
		3,977,108
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	1,921,000	1,998,827
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	$ 755,000	$ 855,981
TOTAL INDUSTRIALS		6,831,916
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	1,188,000	1,256,216
6.55% 10/1/17	612,000	732,898
		1,989,114
MATERIALS - 0.1%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,812,000	4,148,470
4.25% 11/15/20	980,000	1,083,074
4.375% 11/15/42	919,000	904,046
7.6% 5/15/14	3,295,000	3,611,086
		9,746,676
Metals & Mining - 0.0%
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (e)	1,810,000	1,962,945
TOTAL MATERIALS		11,709,621
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
4.35% 6/15/45 (e)	3,307,000	3,304,718
5.35% 9/1/40	1,502,000	1,744,131
5.55% 8/15/41	4,943,000	5,915,090
6.3% 1/15/38	2,523,000	3,231,638
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	74,778
CenturyLink, Inc.:
6.15% 9/15/19	1,651,000	1,822,068
6.45% 6/15/21	661,000	726,101
Embarq Corp.:
7.082% 6/1/16	306,000	359,193
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Embarq Corp.: - continued
7.995% 6/1/36	$ 614,000	$ 668,620
Verizon Communications, Inc. 6.1% 4/15/18	4,623,000	5,725,715
		23,572,052
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V.:
2.375% 9/8/16	2,609,000	2,725,421
3.125% 7/16/22	1,527,000	1,566,470
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	860,000	862,003
5.875% 10/1/19	1,592,000	1,891,197
		7,045,091
TOTAL TELECOMMUNICATION SERVICES		30,617,143
UTILITIES - 0.5%
Electric Utilities - 0.3%
American Electric Power Co., Inc.:
1.65% 12/15/17	1,039,000	1,041,598
2.95% 12/15/22	984,000	987,734
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,369,000	1,433,116
Duke Capital LLC 5.668% 8/15/14	1,596,000	1,719,714
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,202,000	3,840,584
6.4% 9/15/20 (e)	2,344,000	2,855,836
Edison International 3.75% 9/15/17	940,000	1,025,430
FirstEnergy Corp. 7.375% 11/15/31	2,804,000	3,673,150
FirstEnergy Solutions Corp. 6.05% 8/15/21	2,918,000	3,326,765
LG&E and KU Energy LLC:
2.125% 11/15/15	1,070,000	1,088,444
3.75% 11/15/20	211,000	219,593
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,465,184
Pepco Holdings, Inc. 2.7% 10/1/15	997,000	1,033,744
Progress Energy, Inc. 4.4% 1/15/21	2,710,000	3,040,157
		26,751,049
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	$ 732,000	$ 864,335
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	590,333
		1,454,668
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC:
6.2% 5/15/16	641,000	738,074
6.5% 5/1/18	1,354,000	1,637,032
PSEG Power LLC 2.75% 9/15/16	429,000	446,882
		2,821,988
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.6623% 9/30/66 (g)	3,267,000	3,069,281
7.5% 6/30/66 (g)	924,000	1,025,640
National Grid PLC 6.3% 8/1/16	1,687,000	1,963,607
NiSource Finance Corp.:
4.45% 12/1/21	820,000	913,097
5.25% 2/15/43	2,232,000	2,388,262
5.4% 7/15/14	353,000	377,581
5.45% 9/15/20	3,370,000	3,998,933
5.8% 2/1/42	1,054,000	1,198,449
5.95% 6/15/41	1,711,000	1,996,566
6.15% 3/1/13	818,000	828,052
6.4% 3/15/18	1,146,000	1,382,774
Sempra Energy:
2.3% 4/1/17	2,249,000	2,347,266
2.875% 10/1/22	1,006,000	1,011,895
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	1,012,000	1,092,960
		23,594,363
TOTAL UTILITIES		54,622,068
TOTAL NONCONVERTIBLE BONDS (Cost $479,627,790)		516,700,738
U.S. Government and Government Agency Obligations - 7.5%

U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42	68,143,873	76,201,854
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 6.9%
U.S. Treasury Bonds:
2.75% 8/15/42	$ 36,997,000	$ 36,598,135
2.75% 11/15/42	11,852,000	11,709,409
3% 5/15/42	12,548,000	13,085,205
U.S. Treasury Notes:
0.125% 7/31/14	22,000,000	21,955,318
0.25% 4/30/14	83,072,000	83,094,679
0.25% 6/30/14	61,932,000	61,939,246
0.25% 9/30/14	123,470,000	123,470,000
0.5% 7/31/17	22,580,000	22,507,676
0.75% 6/30/17	7,482,000	7,548,051
0.75% 10/31/17	55,537,000	55,918,817
1% 1/15/14	205,911,000	207,704,691
1.625% 8/15/22	133,009,000	133,580,540
1.75% 5/15/22	34,321,000	34,985,969
1.875% 10/31/17	1,430,000	1,517,364
TOTAL U.S. TREASURY OBLIGATIONS		815,615,100
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $888,190,263)		891,816,954
U.S. Government Agency - Mortgage Securities - 6.9%

Fannie Mae - 4.5%
2.5% 5/1/27 to 12/1/27	16,199,984	16,955,451
2.559% 6/1/36 (g)	33,615	36,045
2.849% 2/1/35 (g)	635,762	683,642
2.944% 7/1/37 (g)	94,482	101,598
3% 3/1/27 to 7/1/27	6,534,229	6,899,894
3% 12/1/27 (f)	2,200,000	2,319,281
3% 12/1/42 (f)	100,000	105,172
3% 12/1/42 (f)	29,700,000	31,236,063
3% 12/1/42 (f)	20,900,000	21,980,933
3% 12/1/42 (f)	20,900,000	21,980,933
3.5% 1/1/22 to 11/1/42	52,174,819	55,998,099
3.5% 7/1/42	150,712	162,010
3.5% 7/1/42	218,287	234,650
3.5% 8/1/42	279,246	300,179
3.5% 8/1/42	258,253	277,612
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 12/1/42 (f)	$ 5,000,000	$ 5,335,157
3.5% 12/1/42 (f)	10,200,000	10,883,719
3.5% 12/1/42 (f)	5,000,000	5,335,157
3.5% 12/1/42 (f)	2,300,000	2,454,172
3.5% 12/1/42 (f)	4,100,000	4,374,828
3.5% 1/1/43 (f)	3,800,000	4,046,406
3.5% 1/1/43 (f)	4,100,000	4,365,859
4% 7/1/15 to 7/1/42	82,996,865	90,006,803
4% 10/1/41	3,152,042	3,433,616
4% 12/1/42 (f)	6,500,000	6,963,853
4% 12/1/42 (f)	6,500,000	6,963,853
4% 1/1/43 (f)	2,300,000	2,462,336
4.5% 6/1/24 to 11/1/41	65,923,882	71,881,295
4.5% 12/1/42 (f)	16,300,000	17,568,344
4.5% 12/1/42 (f)	2,500,000	2,694,531
5% 6/1/20 to 6/1/40	19,626,643	21,322,055
5.5% 7/1/28 to 2/1/38	45,369,091	49,892,781
6% 3/1/22 to 1/1/42	51,557,177	57,041,033
6.5% 2/1/36	35,606	39,961
TOTAL FANNIE MAE		526,337,321
Freddie Mac - 1.5%
3.454% 10/1/35 (g)	49,215	52,921
3.5% 4/1/32 to 11/1/42	23,694,303	25,460,027
3.5% 12/1/42 (f)	7,300,000	7,762,951
3.5% 12/1/42 (f)	5,300,000	5,636,115
4% 6/1/24 to 4/1/42	25,207,183	27,224,889
4% 9/1/41	817,387	887,212
4% 12/1/42 (f)	1,000,000	1,066,050
4% 12/1/42 (f)	1,000,000	1,066,050
4.5% 7/1/25 to 10/1/41	42,786,819	46,741,648
4.5% 12/1/42 (f)	7,400,000	7,919,252
5% 1/1/35 to 4/1/41	18,461,120	20,043,427
5.5% 12/1/28 to 1/1/40	23,169,036	25,079,997
6% 7/1/37 to 8/1/37	599,155	654,421
6.5% 9/1/39	7,165,341	8,004,213
TOTAL FREDDIE MAC		177,599,173
Ginnie Mae - 0.9%
3% 12/1/42 (f)	16,100,000	17,174,181
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
3.5% 11/15/41 to 5/15/42	$ 4,545,207	$ 4,983,743
4% 1/15/25 to 12/15/41	16,142,335	17,801,457
4.5% 5/15/39 to 4/15/41	32,051,292	35,225,314
5% 3/15/39 to 9/15/41	28,833,719	31,716,235
5.5% 12/20/28 to 12/15/38	1,766,558	1,956,235
6% 9/20/38	2,134,772	2,382,788
TOTAL GINNIE MAE		111,239,953
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $802,119,639)		815,176,447
Asset-Backed Securities - 0.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6775% 4/25/35 (g)	138,303	121,495
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8575% 3/25/34 (g)	47,631	45,269
Series 2005-HE2 Class M2, 0.8825% 4/25/35 (g)	9,653	9,497
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	95,000	950
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9075% 12/25/33 (g)	12,015	10,545
Series 2004-R2 Class M3, 0.7575% 4/25/34 (g)	17,571	7,711
Series 2005-R2 Class M1, 0.6575% 4/25/35 (g)	331,000	318,206
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9875% 3/25/34 (g)	7,674	6,405
Series 2004-W7 Class M1, 0.7575% 5/25/34 (g)	204,000	175,052
Series 2006-W4 Class A2C, 0.3675% 5/25/36 (g)	206,871	63,521
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3475% 12/25/36 (g)	289,000	134,583
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3307% 9/25/37 (g)	8,692	8,661
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4607% 3/25/32 (MGIC Investment Corp. Insured) (g)	15,322	14,345
Series 2004-3 Class M4, 1.6625% 4/25/34 (g)	25,557	11,787
Series 2004-4 Class M2, 1.0025% 6/25/34 (g)	94,124	56,527
Fannie Mae Series 2004-T5 Class AB3, 1.074% 5/28/35 (g)	6,234	4,664
Asset-Backed Securities - continued
	Principal Amount	Value
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0325% 3/25/34 (g)	$ 3,173	$ 1,838
Fremont Home Loan Trust Series 2005-A Class M4, 1.2275% 1/25/35 (g)	58,000	7,358
GE Business Loan Trust:
Series 2003-1 Class A, 0.638% 4/15/31 (e)(g)	28,953	27,401
Series 2006-2A:
Class A, 0.388% 11/15/34 (e)(g)	215,303	186,361
Class B, 0.488% 11/15/34 (e)(g)	77,875	54,624
Class C, 0.588% 11/15/34 (e)(g)	129,411	75,174
GSAMP Trust Series 2004-AR1 Class B4, 3.7712% 6/25/34 (e)(g)	65,519	24,294
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5275% 8/25/33 (g)	41,663	37,708
Series 2003-3 Class M1, 1.4975% 8/25/33 (g)	105,990	91,390
Series 2003-5 Class A2, 0.9075% 12/25/33 (g)	5,278	4,154
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3975% 1/25/37 (g)	231,000	88,259
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3375% 11/25/36 (g)	231,000	219,398
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6935% 12/27/29 (g)	77,602	70,595
Series 2006-A Class 2C, 1.5135% 3/27/42 (g)	406,000	19,619
Marriott Vacation Club Owner Trust Series 2006-2A Class D, 6.01% 10/20/28 (e)	9,120	9,110
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5075% 5/25/37 (g)	126,000	2,176
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9575% 7/25/34 (g)	18,586	11,664
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1825% 7/25/34 (g)	60,665	43,898
Series 2006-FM1 Class A2B, 0.3175% 4/25/37 (g)	202,877	189,441
Series 2006-OPT1 Class A1A, 0.4675% 6/25/35 (g)	380,992	323,207
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5475% 8/25/34 (g)	9,173	7,598
Series 2004-NC8 Class M6, 1.4575% 9/25/34 (g)	22,030	10,133
Series 2005-NC1 Class M1, 0.6475% 1/25/35 (g)	64,000	52,262
Series 2005-NC2 Class B1, 1.3775% 3/25/35 (g)	66,866	2,536
National Collegiate Student Loan Trust Series 2006-4 Class D, 1.3075% 5/25/32 (g)	310,000	34
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7175% 9/25/35 (g)	229,000	170,013
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4575% 9/25/34 (g)	85,000	39,807
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc. Series 2004-WCW1: - continued
Class M4, 1.6575% 9/25/34 (g)	$ 109,000	$ 27,532
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0075% 4/25/33 (g)	815	709
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3575% 3/20/19 (FGIC Insured) (e)(g)	54,510	54,100
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.3388% 6/15/33 (g)	204,000	132,347
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	49,580	50,582
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0675% 9/25/34 (g)	4,618	3,988
TOTAL ASSET-BACKED SECURITIES (Cost $2,879,392)		3,028,528
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 0.0%
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7075% 7/16/34 (e)(g)	989	989
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (e)	428,683	431,997
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (g)	158,997	161,602
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3875% 12/20/54 (g)	682,000	630,850
Class M1, 0.5475% 12/20/54 (g)	179,000	159,310
Series 2007-1:
Class 1M1, 0.5075% 12/20/54 (g)	226,000	201,140
Class 2M1, 0.7075% 12/20/54 (g)	290,000	258,100
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6575% 8/25/36 (g)	262,085	205,837
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4175% 5/25/47 (g)	114,026	76,272
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3775% 2/25/37 (g)	200,510	168,773
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4975% 7/25/35 (g)	289,591	277,207
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.559% 7/10/35 (e)(g)	137,911	115,879
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.059% 7/10/35 (e)(g)	$ 182,926	$ 150,909
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6575% 6/25/33 (e)(g)	24,541	23,668
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (g)	5,271	4,938
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.2091% 4/25/33 (g)	54,032	52,047
TOTAL PRIVATE SPONSOR		2,919,518
U.S. Government Agency - 1.3%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.6075% 6/25/37 (g)	8,034,978	8,049,417
Series 2007-85 Class FL, 0.7475% 9/25/37 (g)	2,855,917	2,880,591
Series 2007-89 Class FT, 0.7775% 9/25/37 (g)	2,212,831	2,231,445
Series 2012-110 Class JF, 0.6575% 10/25/42 (g)	3,225,570	3,234,396
Series 2012-122:
Class FM, 0.6075% 11/25/42 (g)	11,099,931	11,166,064
Class LF, 0.6075% 11/25/42 (g)	16,605,587	16,704,523
Series 2012-93 Class FE, 0.6075% 9/25/42 (g)	8,834,910	8,831,117
floater planned amortization class:
Series 2012-128 Class VF, 0.4575% 6/25/42 (g)	1,236,254	1,240,987
Series 2012-111 Class NF, 0.5575% 5/25/42 (g)	1,894,135	1,896,848
Series 2012-113 Class PF, 0.5575% 10/25/40 (g)	5,059,768	5,073,756
floater sequential payer:
Series 2012-101 Class FB, 0.6575% 5/25/39 (g)	7,612,011	7,678,070
Series 2012-111 Class JF 0.6075% 7/25/40 (g)	36,871,693	37,055,988
Freddie Mac:
floater:
Series 3349 Class FE, 0.698% 7/15/37 (g)	2,566,876	2,583,880
Series 3376 Class FA, 0.808% 10/15/37 (g)	2,630,166	2,662,407
Series 4087 Class FB, 0.678% 7/15/42 (g)	19,707,398	19,759,879
floater planned amortization class Series 4094 Class BF, 0.608% 8/15/32 (g)	2,860,149	2,871,370
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.694% 10/16/40 (g)	3,135,414	3,150,831
Series 2012-48 Class FA, 0.564% 4/16/42 (g)	5,247,474	5,258,897
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-75 Class FA, 0.6607% 6/20/42 (g)	$ 4,895,725	$ 4,935,987
Series 2012-93 Class NF, 0.6107% 7/20/42 (g)	3,765,018	3,770,994
floater sequential payer Series 2010-113 Class JF, 0.6107% 3/20/38 (g)	2,644,680	2,659,378
TOTAL U.S. GOVERNMENT AGENCY		153,696,825
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $156,570,968)		156,616,343
Commercial Mortgage Securities - 1.5%

Asset Securitization Corp. Series 1997-D5 Class A6, 7.3614% 2/14/43 (g)	10,871	10,893
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7086% 5/10/45 (g)	209,432	221,166
Series 2006-6 Class A3, 5.369% 10/10/45	554,000	604,078
Series 2007-4 Class A3, 5.7964% 2/10/51 (g)	270,113	285,276
Series 2006-6 Class E, 5.619% 10/10/45 (e)	160,000	16,096
Series 2007-3:
Class A3, 5.5348% 6/10/49 (g)	463,000	467,579
Class A4, 5.5348% 6/10/49 (g)	577,000	666,747
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	287,458	290,810
Series 2005-1 Class A3, 4.877% 11/10/42	53,718	53,692
Series 2001-3 Class H, 6.562% 4/11/37 (e)	155,000	155,645
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	860,000	905,890
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.518% 10/15/19 (e)(g)	224,023	220,102
Class G, 0.538% 10/15/19 (e)(g)	192,000	188,640
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 0.5675% 4/25/34 (e)(g)	146,347	131,028
Class B, 2.1075% 4/25/34 (e)(g)	16,381	9,706
Series 2005-2A:
Class A1, 0.5175% 8/25/35 (e)(g)	220,097	159,092
Class M2, 0.6875% 8/25/35 (e)(g)	19,124	10,300
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A Class A2, 0.6075% 11/25/35 (e)(g)	$ 78,165	$ 59,577
Series 2005-4A:
Class A2, 0.5975% 1/25/36 (e)(g)	196,941	143,642
Class M1, 0.6575% 1/25/36 (e)(g)	63,567	35,538
Series 2006-2A Class A1, 0.4375% 7/25/36 (e)(g)	522,259	375,799
Series 2006-4A:
Class A1, 0.4375% 12/25/36 (e)(g)	111,620	88,183
Class A2, 0.4775% 12/25/36 (e)(g)	565,321	320,116
Series 2007-1 Class A2, 0.4775% 3/25/37 (e)(g)	120,392	67,026
Series 2007-2A:
Class A1, 0.4775% 7/25/37 (e)(g)	318,782	211,210
Class A2, 0.5275% 7/25/37 (e)(g)	298,464	104,817
Class M1, 0.5775% 7/25/37 (e)(g)	101,590	27,839
Class M4, 0.8575% 7/25/37 (e)(g)	111,398	6,256
Class M5, 0.9575% 7/25/37 (e)(g)	98,087	4,379
Class M6, 1.2075% 7/25/37 (e)(g)	123,368	1,851
Series 2007-3:
Class A2, 0.4975% 7/25/37 (e)(g)	116,234	58,283
Class B1, 1.1575% 7/25/37 (e)(g)	70,169	5,332
Class B2, 1.8075% 7/25/37 (e)(g)	70,914	3,774
Class M1, 0.5175% 7/25/37 (e)(g)	61,599	20,856
Class M2, 0.5475% 7/25/37 (e)(g)	65,884	18,312
Class M3, 0.5775% 7/25/37 (e)(g)	105,521	22,830
Class M4, 0.7075% 7/25/37 (e)(g)	166,584	27,974
Class M5, 0.8075% 7/25/37 (e)(g)	84,631	12,051
Class M6, 1.0075% 7/25/37 (e)(g)	64,277	7,726
Series 2007-4A:
Class M4, 1.8075% 9/25/37 (e)(g)	110,522	5,990
Class M5, 1.9575% 9/25/37 (e)(g)	110,522	4,014
Class M6, 2.1575% 9/25/37 (e)(g)	16,280	570
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.508% 3/15/22 (e)(g)	514,000	465,091
Class F, 0.558% 3/15/22 (e)(g)	315,000	278,727
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	22,950	23,020
Series 2006-T22 Class A4, 5.5388% 4/12/38 (g)	35,000	39,806
C-BASS Trust floater Series 2006-SC1 Class A, 0.4775% 5/25/36 (e)(g)	107,357	93,352
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (e)	325,000	341,804
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.579% 8/15/21 (e)(g)	$ 30,247	$ 28,865
Series 2007-FL3A Class A2, 0.348% 4/15/22 (e)(g)	26,657	26,289
Series 2008-C7 Class A2B, 6.2624% 12/10/49 (g)	169,838	172,433
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	270,000	280,575
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.804% 5/15/46 (g)	277,000	295,831
Series 2006-C1 Class B, 5.359% 8/15/48	831,000	111,396
Series 2007-C2 Class B, 5.617% 4/15/47 (g)	310,000	133,222
COMM pass-thru certificates:
floater:
Series 2005-FL11:
Class C, 0.508% 11/15/17 (e)(g)	170,265	161,690
Class D, 0.548% 11/15/17 (e)(g)	8,834	8,213
Class E, 0.598% 11/15/17 (e)(g)	31,322	28,805
Class F, 0.658% 11/15/17 (e)(g)	24,094	21,917
Class G, 0.708% 11/15/17 (e)(g)	16,598	14,766
Series 2006-FL12 Class AJ, 0.338% 12/15/20 (e)(g)	395,000	367,128
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	789,000	815,281
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)	341,988	343,224
Class AJFX, 5.478% 2/5/19 (e)	828,000	829,466
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	554,000	629,908
Series 2007-C3 Class A4, 5.6765% 6/15/39 (g)	7,147,000	8,145,107
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	251,000	289,725
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.558% 4/15/22 (e)(g)	988,000	821,359
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1 Class A3, 5.4101% 2/15/39 (g)	958,186	982,711
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.358% 2/15/22 (e)(g)	105,000	101,499
Class C:
0.378% 2/15/22 (e)(g)	299,000	278,086
0.478% 2/15/22 (e)(g)	107,000	99,676
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1: - continued
Class F, 0.528% 2/15/22 (e)(g)	$ 213,000	$ 198,315
Series 2007-C1 Class B, 5.487% 2/15/40 (e)(g)	420,000	59,682
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4% 11/5/21 (e)(g)	104,000	99,299
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	5,923,000	6,831,257
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.5885% 6/6/20 (e)(g)	50,334	50,300
Class F, 0.6585% 6/6/20 (e)(g)	134,000	133,820
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (e)(g)	1,030,000	1,031,957
Class C, 2.0056% 3/6/20 (e)(g)	263,000	263,736
Class D, 2.2018% 3/6/20 (e)(g)	1,737,000	1,741,864
Class H, 3.3004% 3/6/20 (e)(g)	121,000	121,762
Class J, 4.0852% 3/6/20 (e)(g)	174,000	175,409
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	82,873	84,250
Series 2007-GG10 Class A2, 5.778% 8/10/45	61,887	62,185
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.378% 11/15/18 (e)(g)	137,146	132,796
Class C, 0.418% 11/15/18 (e)(g)	97,629	94,003
Class F, 0.538% 11/15/18 (e)(g)	66,636	58,830
Class G, 0.568% 11/15/18 (e)(g)	57,725	48,654
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	83,485	87,578
Series 2007-CB19 Class A4, 5.7282% 2/12/49 (g)	1,180,000	1,387,956
Series 2007-LD11 Class A4, 5.8131% 6/15/49 (g)	25,480,461	29,727,417
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	404,987	407,152
Series 2006-CB17 Class A3, 5.45% 12/12/43	63,497	63,586
Series 2007-CB18 Class A3, 5.447% 6/12/47 (g)	249,261	260,412
Series 2007-CB19:
Class B, 5.7282% 2/12/49 (g)	24,000	8,280
Class C, 5.7282% 2/12/49 (g)	62,000	16,739
Class D, 5.7282% 2/12/49 (g)	65,000	6,410
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (g)	23,000	1,798
Class ES, 5.5618% 1/15/49 (e)(g)	143,000	6,833
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	3,688	3,691
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	$ 15,011	$ 15,027
Series 2006-C7 Class A2, 5.3% 11/15/38	159,990	164,050
Series 2007-C7 Class A3, 5.866% 9/15/45	294,000	352,704
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.438% 9/15/21 (e)(g)	88,297	83,970
Class E, 0.498% 9/15/21 (e)(g)	320,310	296,608
Class F, 0.548% 9/15/21 (e)(g)	183,169	165,035
Class G, 0.568% 9/15/21 (e)(g)	361,641	316,798
Class H, 0.608% 9/15/21 (e)(g)	92,993	78,208
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	240,177	244,894
Series 2005-LC1 Class F, 5.4357% 1/12/44 (e)(g)	241,000	162,021
Series 2006-C1 Class A2, 5.6401% 5/12/39 (g)	129,885	130,549
Series 2007-C1 Class A4, 5.847% 6/12/50 (g)	7,022,000	8,082,294
Series 2008-C1 Class A4, 5.69% 2/12/51	591,000	703,443
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.329% 12/12/49 (g)	24,878	24,755
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	190,160	199,835
Series 2007-5:
Class A3, 5.364% 8/12/48	108,000	111,987
Class A4, 5.378% 8/12/48	6,120,000	6,984,799
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	2,446,000	2,819,240
Series 2007-7 Class A4, 5.7277% 6/12/50 (g)	970,000	1,109,318
Series 2007-6 Class B, 5.635% 3/12/51 (g)	277,000	58,173
Series 2007-7 Class B, 5.7277% 6/12/50 (g)	356,000	21,651
Series 2007-8 Class A3, 5.9492% 8/12/49 (g)	239,000	277,738
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.408% 7/15/19 (e)(g)	57,391	37,878
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (e)(g)	159,000	147,473
Class D, 0.398% 10/15/20 (e)(g)	107,000	97,103
Class E, 0.458% 10/15/20 (e)(g)	134,000	117,920
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	248,725	251,397
Series 2006-T23 Class A3, 5.8159% 8/12/41 (g)	141,000	147,108
Series 2007-HQ12 Class A4, 5.5763% 4/12/49 (g)	1,466,000	1,590,594
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	$ 4,221,000	$ 4,894,507
Class B, 5.7272% 4/15/49 (g)	68,000	18,499
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4875% 9/15/21 (e)(g)	278,000	250,204
Class F, 0.5475% 9/15/21 (e)(g)	301,000	264,885
Class G, 0.5675% 9/15/21 (e)(g)	285,000	245,105
Series 2007-WHL8 Class F, 0.688% 6/15/20 (e)(g)	686,000	514,500
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	736,000	765,468
Series 2007-C30:
Class A3, 5.246% 12/15/43	88,345	91,838
Class A4, 5.305% 12/15/43	81,000	87,310
Class A5, 5.342% 12/15/43	18,376,000	21,063,497
Series 2007-C31:
Class A4, 5.509% 4/15/47	13,271,000	15,340,029
Class A5, 5.5% 4/15/47	3,030,000	3,386,040
Series 2007-C32 Class A3, 5.7501% 6/15/49 (g)	19,939,000	23,287,755
Series 2007-C33:
Class A4, 5.9225% 2/15/51 (g)	6,410,000	7,586,248
Class A5, 5.9225% 2/15/51 (g)	4,253,000	4,971,574
Series 2005-C19 Class B, 4.892% 5/15/44	277,000	293,496
Series 2005-C22:
Class B, 5.3835% 12/15/44 (g)	614,000	419,608
Class F, 5.3835% 12/15/44 (e)(g)	462,000	99,723
Series 2007-C31 Class C, 5.6818% 4/15/47 (g)	1,142,000	262,434
Series 2007-C31A Class A2, 5.421% 4/15/47	555,248	571,731
Series 2007-C32:
Class D, 5.7501% 6/15/49 (g)	208,000	52,256
Class E, 5.7501% 6/15/49 (g)	328,000	77,229
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $164,409,386)		174,762,134
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	465,000	480,829
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	435,000	607,517
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.3% 10/1/39	$ 345,000	$ 478,932
7.5% 4/1/34	2,915,000	4,072,576
7.55% 4/1/39	3,035,000	4,384,058
7.6% 11/1/40	6,425,000	9,417,187
7.625% 3/1/40	665,000	963,785
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	320,000	421,744
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	6,045,000	6,099,768
Series 2010-1, 6.63% 2/1/35	1,580,000	1,832,642
Series 2010-3:
6.725% 4/1/35	2,510,000	2,940,089
7.35% 7/1/35	810,000	998,301
Series 2011, 5.877% 3/1/19	240,000	276,701
TOTAL MUNICIPAL SECURITIES (Cost $30,878,203)		32,974,129
Fixed-Income Funds - 76.8%
	Shares
High Yield Fixed-Income Funds - 0.6%
Fidelity Focused High Income Fund (d)	3,317,570	31,185,163
Fidelity New Markets Income Fund (d)	2,085,816	37,440,391
TOTAL HIGH YIELD FIXED-INCOME FUNDS		68,625,554
Intermediate-Term Bond Funds - 74.5%
DoubleLine Total Return Bond Fund	52,547,481	596,413,909
Fidelity GNMA Fund (d)	28,664,640	337,669,455
JPMorgan Core Bond Fund Class A	106,863,793	1,297,326,450
Metropolitan West Total Return Bond Fund Class M	111,760,418	1,241,658,241
PIMCO Total Return Fund Administrative Class	223,126,993	2,592,735,653
Spartan U.S. Bond Index Fund Investor Class (d)	56,178,504	670,771,338
Westcore Plus Bond Fund	4,145,601	46,845,288
Fixed-Income Funds - continued
	Shares	Value
Intermediate-Term Bond Funds - continued
Western Asset Core Bond Portfolio Class F	55,135,233	$ 683,676,891
Western Asset Core Plus Bond Portfolio	117,174,579	1,368,599,088
TOTAL INTERMEDIATE-TERM BOND FUNDS		8,835,696,313
Long-Term Bond Funds - 1.2%
ING Intermediate Bond Fund - Class A	2,900,008	29,754,080
PIMCO Long-Term Credit Fund Institutional Class	8,147,269	110,476,972
TOTAL LONG-TERM BOND FUNDS		140,231,052
Municipal Bond Funds - 0.5%
Spartan Long-Term Treasury Bond Index Fund Investor Class (d)	4,679,505	62,284,217
TOTAL FIXED-INCOME FUNDS (Cost $8,682,302,650)		9,106,837,136
Short-Term Funds - 1.7%

Short-Term Funds - 1.7%
Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $202,895,076)	17,596,503	203,943,470
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.19% (a)	119,170,685	119,170,685
SSgA US Treasury Money Market Fund, 0% (b)	3	3
TOTAL MONEY MARKET FUNDS (Cost $119,170,688)		119,170,688
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $11,529,044,055)		12,021,026,567
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(167,723,752)
NET ASSETS - 100%		$ 11,853,302,815
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/27	$ (2,200,000)	$ (2,319,281)
3% 12/1/42	(2,200,000)	(2,313,782)
3.5% 12/1/42	(7,300,000)	(7,789,328)
3.5% 12/1/42	(5,000,000)	(5,335,157)
3.5% 12/1/42	(2,300,000)	(2,454,172)
3.5% 12/1/42	(3,800,000)	(4,054,719)
3.5% 12/1/42	(4,100,000)	(4,374,828)
3.5% 12/1/42	(4,100,000)	(4,374,828)
4% 12/1/42	(4,200,000)	(4,499,720)
4% 12/1/42	(2,300,000)	(2,464,133)
4% 12/1/42	(6,500,000)	(6,963,853)
4.5% 12/1/42	(13,800,000)	(14,873,813)
4.5% 12/1/42	(2,500,000)	(2,694,531)
4.5% 12/1/42	(2,500,000)	(2,694,531)
4.5% 1/1/43	(16,300,000)	(17,558,794)
TOTAL FANNIE MAE		(84,765,470)
Freddie Mac
3.5% 12/1/42	(5,300,000)	(5,636,115)
3.5% 12/1/42	(2,000,000)	(2,126,836)
3.5% 12/1/42	(5,300,000)	(5,636,115)
4% 12/1/42	(1,000,000)	(1,066,050)
TBA Sale Commitments - continued
	Principal Amount	Value
Freddie Mac - continued
4% 12/1/42	$ (1,000,000)	$ (1,066,050)
4.5% 12/1/42	(7,400,000)	(7,919,252)
TOTAL FREDDIE MAC		(23,450,418)
TOTAL TBA SALE COMMITMENTS (Proceeds $108,086,293)		$ (108,215,888)
Swap Agreements
Credit Default Swaps
Underlying Reference	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse First Boston	(1%)	$ 2,000,000	$ 25,171	$ (127,039)	$ (101,868)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase, Inc.	(1%)	1,655,634	23,413	(122,322)	(98,909)
National Australia Bank Ltd	Dec. 2018	Credit Suisse First Boston	(1%)	2,000,000	92,335	(215,168)	(122,833)
National Australia Bank Ltd	Dec. 2018	Credit Suisse First Boston	(1%)	2,000,000	92,335	(181,756)	(89,421)
Societe Generale	Dec. 2017	Credit Suisse First Boston	(3%)	1,764,000	(97,746)	27,821	(69,925)
Swap Agreements - continued
Credit Default Swaps - continued
Underlying Reference	Expiration Date	Counterparty	Fixed Payment Received/(Paid)	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection - continued
Societe Generale	Dec. 2017	Credit Suisse First Boston	(3%)	$ 1,765,000	$ (97,801)	$ 73,261	$ (24,540)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse First Boston	(1%)	1,500,000	42,931	(36,245)	6,686
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse First Boston	(1%)	1,765,000	50,515	(95,915)	(45,400)
TOTAL CREDIT DEFAULT SWAPS					$ 131,153	$ (677,363)	$ (546,210)

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,538,049 or 0.7% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 217,807
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Focused High Income Fund	$ 89,617,886	$ 2,497,911	$ 61,400,370	$ 2,301,082	$ 31,185,163
Fidelity GNMA Fund	200,333,417	139,334,147	-	4,947,794	337,669,455
Fidelity New Markets Income Fund	89,895,550	2,494,232	59,534,382	2,492,232	37,440,391
Fidelity Real Estate Income Fund	13,713,708	8,580,234	23,686,894	528,055	-
Spartan Long-Term Treasury Bond Index Fund Investor Class	-	61,210,060	-	123,165	62,284,217
Spartan U.S. Bond Index Fund Investor Class	424,239,258	259,463,971	17,912,143	9,572,435	670,771,338
Total	$ 817,799,819	$ 473,580,555	$ 162,533,789	$ 19,964,763	$ 1,139,350,564
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 516,700,738	$ -	$ 516,700,738	$ -
U.S. Government and Government Agency Obligations	891,816,954	-	891,816,954	-
U.S. Government Agency - Mortgage Securities	815,176,447	-	815,176,447	-
Asset-Backed Securities	3,028,528	-	3,013,233	15,295
Collateralized Mortgage Obligations	156,616,343	-	156,616,343	-
Commercial Mortgage Securities	174,762,134	-	174,724,256	37,878
Municipal Securities	32,974,129	-	32,974,129	-
Fixed-Income Funds	9,106,837,136	9,106,837,136	-	-
Short-Term Funds	203,943,470	203,943,470	-	-
Money Market Funds	119,170,688	119,170,688	-	-
Total Investments in Securities:	$ 12,021,026,567	$ 9,429,951,294	$ 2,591,022,100	$ 53,173
Derivative Instruments:
Assets
Swap Agreements	$ 326,700	$ -	$ 326,700	$ -
Liabilities
Swap Agreements	$ (195,547)	$ -	$ (195,547)	$ -
Total Derivative Instruments:	$ 131,153	$ -	$ 131,153	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (108,215,888)	$ -	$ (108,215,888)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $11,533,878,123. Net unrealized appreciation aggregated $487,148,444, of which $493,494,507 related to appreciated investment securities and $6,346,063 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair value in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Credit default swaps are marked-to-market daily. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 29, 2013